As filed with the Securities and Exchange Commission on April 11, 2003

                                                         File No. 333-94785
                                                                  811-07467
    - -----------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]
                         Post-Effective Amendment No. 5

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 52

                        (Check appropriate box or boxes)

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               ONE ALLSTATE DRIVE
                                  P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
                                  516/451-5300
         (Address and Telephone number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
       (Name, Complete Address and Telephone Number of Agent For Service)


                        Copies of all communications to:


CHRISTOPHER S. PETITO, ESQUIRE               DAVID A. McHALE, ESQUIRE
JORDEN BURT LLP                              ALLSTATE LIFE NSURANCE
1025 THOMAS JEFFERSON ST., N.W.              COMPANY OF NEW YORK
SUITE 400 EAST                               3100 SANDERS ROAD SUITE J5B
WASHINGTON, DC 20007-0805                    NORTHBROOK, IL 60062

Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X / on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Units of interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.

CUSTOM PORTFOLIO VARIABLE ANNUITY

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
300 N. MILWAUKEE AVENUE
VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-692-4682                PROSPECTUS DATED MAY 1, 2003
 -------------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") is offering the Custom Portfolio Variable Annuity, a group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 29 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT") and 26 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the following mutual fund portfolios ("PORTFOLIOS"):

AIM VARIABLE INSURANCE FUNDS - SERIES I     DREYFUS STOCK INDEX FUND, INC.
 SHARES
                                            DREYFUS VARIABLE INVESTMENT FUND
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
                                            WELLS FARGO VARIABLE TRUST
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST                             DELAWARE VIP TRUST

OPPENHEIMER VARIABLE ACCOUNT FUNDS

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
 FUND, INC.






WE (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2003, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 40 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http:// www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

                THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
  IMPORTANT     HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
                OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
   NOTICES      DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.

                THE CONTRACTS ARE ONLY AVAILABLE IN NEW YORK.





                                       1 PROSPECTUS

TABLE OF CONTENTS
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                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       3
--------------------------------------------------------------------------------
  The Contract at a Glance                                              4
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  How the Contract Works                                                6
--------------------------------------------------------------------------------
  Expense Table                                                         7
--------------------------------------------------------------------------------
  Financial Information                                                 9
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                          9
--------------------------------------------------------------------------------
  Purchases                                                             10
--------------------------------------------------------------------------------
  Contract Value                                                        11
--------------------------------------------------------------------------------
  Investment Alternatives                                               11
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          11
--------------------------------------------------------------------------------
     The Fixed Account                                                  13
--------------------------------------------------------------------------------
     Transfers                                                          17
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  Expenses                                                              18
--------------------------------------------------------------------------------
  Access To Your Money                                                  20
--------------------------------------------------------------------------------
  Income Payments                                                       21
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
Death Benefits                                                          23
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:                                                     24
--------------------------------------------------------------------------------
     Allstate New York                                                  24
--------------------------------------------------------------------------------
     The Variable Account                                               24
--------------------------------------------------------------------------------
     The Portfolios                                                     25
--------------------------------------------------------------------------------
     The Contract                                                       25
--------------------------------------------------------------------------------
     Tax Qualified Plans                                                26
--------------------------------------------------------------------------------
     Legal Matters                                                      26
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  Taxes                                                                 27
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  Annual Reports and Other Documents                                    32
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  Performance Information                                               33
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APPENDIX A-ACCUMULATION UNIT VALUES                                     34
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APPENDIX B-MARKET VALUE ADJUSTMENT EXAMPLES                             37
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APPENDIX C-WITHDRAWAL ADJUSTMENT EXAMPLE                                39
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STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   40
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                                       2 PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

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Accumulation Phase                                                      6
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Accumulation Unit                                                       11
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 11
--------------------------------------------------------------------------------
Allstate New York ("We" or "Us")                                        25
--------------------------------------------------------------------------------
Anniversary Values                                                      23
--------------------------------------------------------------------------------
Annuitant                                                               9
--------------------------------------------------------------------------------
Automatic Additions Program                                             10
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Automatic Portfolio Rebalancing Program                                 18
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Beneficiary                                                             9
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Cancellation Period                                                     11
--------------------------------------------------------------------------------
Contract*                                                               9
--------------------------------------------------------------------------------
Contract Anniversary                                                    5
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  9
--------------------------------------------------------------------------------
Contract Value                                                          5
--------------------------------------------------------------------------------
Contract Year                                                           5
--------------------------------------------------------------------------------
Death Benefit Anniversary                                               23
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           18
--------------------------------------------------------------------------------
Due Proof of Death                                                      23
--------------------------------------------------------------------------------
Fixed Account                                                           13
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
Guarantee Periods                                                       15
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Income Plan                                                             21
--------------------------------------------------------------------------------
Investment Alternatives                                                 11
--------------------------------------------------------------------------------
Issue Date                                                              6
--------------------------------------------------------------------------------
Market Value Adjustment                                                 17
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Payout Phase                                                            6
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Payout Start Date                                                       21
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Portfolios                                                              25
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Preferred Withdrawal Amount                                             19
--------------------------------------------------------------------------------
Qualified Contracts                                                     29
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Right to Cancel                                                         11
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Settlement Value                                                        23
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           20
--------------------------------------------------------------------------------
Treasury Rate                                                           16
--------------------------------------------------------------------------------
Valuation Date                                                          11
--------------------------------------------------------------------------------
Variable Account                                                        25
--------------------------------------------------------------------------------
Variable Sub-Account                                                    11
--------------------------------------------------------------------------------

* The Allstate Custom Portfolio Variable Annuity is a group contract and your ownership is represented by certificates. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.


                                       3 PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase a Contract with as little as $3,000
                        ($2,000 for a "QUALIFIED CONTRACT" which is a Contract
                        issued with a qualified plan). You can add to your
                        Contract as often and as much as you like, but each
                        payment must be at least $100. For allocations to the
                        Fixed Account the minimum payment must be at least
                        $500. You must maintain a minimum account size of
                        $1,000.
-------------------------------------------------------------------------------
RIGHT TO CANCEL         You may cancel your Contract within 10 days after
                        receipt (60 days if you are exchanging another contract
                        for the Contract described in this prospectus)
                        ("CANCELLATION PERIOD"). Upon cancellation we will
                        return your purchase payments adjusted to the extent
                        federal or state law permits to reflect the investment
                        experience of any amounts allocated to the Variable
                        Account.
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        .Total Variable Account annual fees equal to 1.25% of
                          average daily net assets

                        .Annual contract maintenance charge of $30 (with
                          certain exceptions)

                        .Withdrawal charges ranging from 0% to 7% of payment
                          withdrawn (with certain exceptions)

                        .Transfer fee of $10 after 12th transfer in any
                          CONTRACT YEAR (fee currently waived)

                        .State premium tax (New York currently does not impose
                          one).

                        In addition, each Portfolio pays expenses that you will
                        bear indirectly if you invest in a Variable
                        Sub-Account.
-------------------------------------------------------------------------------
INVESTMENT              The Contract offers 29 investment alternatives
ALTERNATIVES            including:

                        .3 Fixed Account Options (which credits interest at
                          rates we guarantee), and

                        .26 Variable Sub-Accounts investing in Portfolios
                          offering professional money management by:

                          . A I M Advisors, Inc.

                          . Fidelity Management & Research Company

                          . Templeton Investment Counsel, LLC

                          . Oppenheimer Funds, Inc.

                          . The Dreyfus Corporation

                          . Wells Fargo Bank, N.A.

                          . Delaware Management Company

                        To find out current rates being paid on the Fixed
                        Account, or to find out how the Variable Sub-Accounts
                        have performed, please call us at 1-800-692- 4682.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------

                                  4 PROSPECTUS

INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with guaranteed payments

                        .a joint and survivor life income with guaranteed
                          payments

                        .guaranteed payments for a specified period (5 to 30
                          years)
-------------------------------------------------------------------------------
DEATH BENEFITS          If you die before the PAYOUT START DATE, we will pay
                        the death benefit described in the Contract.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions. Transfers to
                        the Fixed Account must be at least $500.

                        We do not currently impose a fee upon transfers.
                        However, we reserve the right to charge $10 per
                        transfer after the 12th transfer in each Contract Year,
                        which we measure from the date we issue your Contract
                        or a Contract anniversary ("CONTRACT ANNIVERSARY").
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time during the Accumulation Phase. Full or partial
                        withdrawals also are available under limited
                        circumstances on or after the Payout Start Date. In
                        general, you must withdraw at least $50 at a time
                        ($1,000 for withdrawals made during the Payout Phase).
                        Withdrawals taken during the Accumulation Phase are
                        generally considered to come from the earnings in the
                        Contract first.  If the Contract is tax-qualified,
                        generally all withdrawals are treated as distributions
                        of earnings.  Withdrawals of earnings are taxed as
                        ordinary income and, if taken prior to age 59 1/2, may
                        be subject to an additional 10% federal tax penalty. A
                        withdrawal charge and MARKET VALUE ADJUSTMENT also may
                        apply.
-------------------------------------------------------------------------------


                                       5 PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 29 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account. If you invest in the Fixed Account, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 21. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment


As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner, or if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-692-4682 if you have any question about how the Contract works.


                                       6 PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The following tables show the fees and expenses that you will pay when buying, owning, making withdrawals or surrendering the Contract. The first table describes the fees and expenses that you will pay when you make a withdrawal, surrender the Contract, or transfer Contract Value among the investment alternatives. Premium taxes are not reflected in the tables because New York does not impose premium taxes on annuities.


CONTRACT OWNER TRANSACTION EXPENSES


Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase  0    1    2    3    4    5    6     7
 Payment Being Withdrawn
-------------------------------------------------------------------------------------------------
Applicable Charge                                        7%   6%   5%   4%   3%   2%   1%    0%
-------------------------------------------------------------------------------------------------
Transfer Fee                                                         $10.00**
-------------------------------------------------------------------------------------------------


  * Each Contract Year, you may withdraw up to 15% of purchase payments without incurring a withdrawal charge or a Market Value Adjustment.

  ** Applies solely to the thirteenth and subsequent transfers within a Contract
   Year excluding transfers due to dollar cost averaging or automatic portfolio rebalancing. We are currently waiving the transfer fee.



The next tables describe the fees and expenses that you will pay periodically during the time you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge                                                  $30.00/(1)/
----------------------------------------------------------------------------------------------------------


(1) We will waive this charge in certain cases.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Mortality and Expense Risk Charge                                        1.15%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.25%
-------------------------------------------------------------------------------

PORTFOLIO ANNUAL EXPENSES
(as a percentage of Portfolio average daily net assets)/(1)/

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

ANNUAL PORTFOLIO EXPENSES
----------------------------------------------------------------------------------
                                 Minimum                       Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses
(expenses that are
deducted from
Portfolio assets,
which may include
management fees, and                0.27%                         1.30%
other expenses)
----------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2002.


                                       7 PROSPECTUS

EXAMPLES
Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment, and

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below because of variations in a Portfolio's expense ratio from year to year.


                          1Year           3Years          5Years          10Years
------------------------------------------------------------------------------------
Costs Based on
Maximum Annual         $801          $1,230          $1,682           $3,175
Portfolio Expenses
------------------------------------------------------------------------------------
Costs Based on
Minimum Annual         $696          $  912          $1,149           $2,099
Portfolio Expenses
------------------------------------------------------------------------------------






EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                          1Year          3Years           5Years          10Years
------------------------------------------------------------------------------------
Costs Based on
Maximum Annual         $291           $890           $1,512           $3,175
Portfolio Expenses
------------------------------------------------------------------------------------
Costs Based on
Minimum Annual         $186           $572           $  979           $2,099
Portfolio Expenses
------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTANENCE CHARGE OF $30 EACH YEAR.




                                       8 PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values for each Variable Sub-Account since the date the Contracts were first offered. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Allstate New York also appear in the Statement of Additional Information.




THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The Custom Portfolio Variable Annuity is a contract between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, and

.. any other rights that the Contract provides.

If you die prior to the Payout Start date, the new Contract Owner will be the surviving Owner. If there is no surviving Owner, the new Contract Owner will be the Beneficiary(ies) as described in the Beneficiary provision. The new Contract Owner may exercise the rights and privileges provided by the Contract, except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner's rights will be subject to any restrictions previously placed upon the Beneficiary.

The Contract cannot be jointly owned by both a non-natural person and a natural person. If the Owner is a Grantor Trust, the Contract Owner will be considered a non-natural person for purposes of the Death of Owner and Death of Annuitant provisions of your Contract. The maximum age of the oldest Contract Owner cannot exceed 85 as of the date we receive the completed application. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan. See "Qualified Contracts" on page 29.


ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. The maximum age of the oldest Annuitant cannot exceed 85 as of the date we receive the completed application. If the Contract Owner is a natural person you may change the Annuitant prior to the Payout Start Date. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date.

If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

.. the youngest Contract Owner, if living, otherwise

.. the youngest Beneficiary.


BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. See "Death Benefits" on page 23. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the Beneficiary(ies) who is first entitled to


                                       9 PROSPECTUS
receive benefits under the Contract upon the death of the sole surviving Contract Owner. The contingent Beneficiary is the Beneficiary(ies) entitled to receive benefits under the Contract when all primary Beneficiaries predecease the sole surviving Contract Owner.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.

You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form, whether or not the Annuitant is living when we receive the notice. Each change is subject to any payment made by us or any other action we take before we accept the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you do not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT

Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes and tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $100 ($500 for an allocation to the Fixed Account) or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $100 ($500 for allocation to the Fixed Account) by automatically transferring amounts from your bank account. Please consult with your representative for detailed information.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the investment alternatives.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day


                                       10 PROSPECTUS
on which we receive the purchase payment at our service center located in Vernon Hills, Illinois (mailing address: 300 N. Milwaukee Ave, Vernon Hills, Illinois 60061).

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 10 day period after you receive the Contract (60 days if you are exchanging another contract for the Contract described in this prospectus). You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. Upon cancellation, as permitted by federal or state law, we will return your purchase payments allocated to the Variable Account after an adjustment to the extent federal or state law permits to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to the initial purchase payment. Your Contract Value at any other time during the Accumulation Phase is equal to the sum of the value as of the most recent Valuation Date of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 26 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectus for the Portfolio. You should carefully review the Portfolio prospectuses before allocating amounts to the Variable Sub-Accounts.


                                       11 PROSPECTUS

PORTFOLIO:               EACH PORTFOLIO SEEKS          INVESTMENT ADVISER:
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES:
-------------------------------------------------------------------------------
AIM V.I. Balanced        Achieve as high a total
 Fund(*)                  return as possible,
                          consistent with
                          preservation of capital
-------------------------------------------------------
AIM V.I. Capital         Growth of capital
 Appreciation Fund(*)
-------------------------------------------------------
AIM V.I. Government      A high level of current       A I M ADVISORS, INC.
 Securities Fund(*)       income consistent with
                          reasonable concern for
                          safety of principal
-------------------------------------------------------
AIM V.I. Growth Fund(*)  Growth of capital
-------------------------------------------------------
AIM V.I. High Yield      A high level of current
 Fund(*)                  income
-------------------------------------------------------
AIM V.I. International   Long-term growth of capital   ------------------------
 Growth Fund(*)(**)
-------------------------------------------------------
AIM V.I. Premier Equity  Long-term growth of capital.
 Fund(*)(**)               Income is a secondary
                          objective
-------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
-------------------------------------------------------------------------------
Fidelity VIP             Long-term capital
 Contrafund(R)            appreciation
 Portfolio
-------------------------------------------------------
Fidelity VIP             Reasonable income
 Equity-Income                                         FIDELITY MANAGEMENT &
 Portfolio                                             RESEARCH COMPANY
-------------------------------------------------------
Fidelity VIP Growth      Capital appreciation
 Portfolio
-------------------------------------------------------
Fidelity VIP Growth      Capital growth
 Opportunities
 Portfolio                                             ------------------------
-------------------------------------------------------
Fidelity VIP Overseas    Long-term growth of capital
 Portfolio
-------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS FUND:
-------------------------------------------------------------------------------
Templeton Global Asset   High total return
 Allocation -- Class                                   TEMPLETON INVESTMENT
 2(****)                                               COUNSEL, LLC
-------------------------------------------------------
Templeton Foreign        Long-term capital growth
 Securities--Class
 2(****)                                               ------------------------
-------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS:
-------------------------------------------------------------------------------
Oppenheimer Aggressive   Capital appreciation
 Growth Fund/VA
-------------------------------------------------------
Oppenheimer Main Street  High total return, which      OPPENHEIMER FUNDS, INC.
 Fund/VA                  includes growth in the
(fomerly Oppenheimer      value of its shares as well
 Main Street Growth and   as current income, from
 Income Fund/VA)          equity and debt securities
-------------------------------------------------------
Oppenheimer Strategic    High level of current income  ------------------------
 Bond Fund/VA
-------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.; THE DREYFUS STOCK INDEX
FUND, INC.; AND THE DREYFUS VARIABLE INVESTMENT FUND (VIF):
-------------------------------------------------------------------------------
The Dreyfus Socially     Capital growth and,
 Responsible Growth       secondarily, current income
 Fund, Inc.
-------------------------------------------------------
Dreyfus Stock Index      To match the total returns    THE DREYFUS CORPORATION
 Fund, Inc.               of the Standard & Poor's(C)
                          500 Composite Stock Index
-------------------------------------------------------
Dreyfus VIF              Long-term capital growth
 Appreciation Portfolio   consistent with the
                          preservation of capital;
                          current income is a          ------------------------
                          secondary goal
-------------------------------------------------------
Dreyfus VIF Money        A high level of current
 Market                   income as is consistent
                          with the preservation of
                          capital and the maintenance
                          of liquidity


                                 12 PROSPECTUS

-------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST:
-------------------------------------------------------------------------------
Wells Fargo VT Asset     Long-term total return,
 Allocation Fund          consistent with reasonable
                          risk
-------------------------------------------------------WELLS FARGO BANK, N.A.
Wells Fargo VT Equity    Long-term capital
 Income Fund              appreciation and
                          above-average dividend
                          income
-------------------------------------------------------
Wells Fargo VT Growth    Long-term capital             ------------------------
 Fund                     appreciation
-------------------------------------------------------
DELAWARE VIP TRUST:
-------------------------------------------------------------------------------
Delaware VIP Small Cap   Capital appreciation          DELAWARE MANAGEMENT
 Value Series(***)                                     COMPANY
-------------------------------------------------------
Delaware VIP Trend       Long-term capital
 Series(***)              appreciation                 ------------------------
-------------------------------------------------------

*The Portfolio's investment objective(s) may be changed by the Portfolio's Board of Trustees without shareholder approval.

**Effective May 1, 2002 the AIM V.I. International Equity Fund and AIM V.I. Value Fund changed their names to the AIM V.I. International Growth Fund and AIM V.I. Premier Equity Fund, respectively. We have made a corresponding change in the names of the Variable Sub-Accounts that invest in those Portfolios.

***Effective May 1, 2002 the Delaware Premium Fund Small Cap Value Series and Delaware Premium Fund Trend Series changed their names to the Delaware VIP Small Cap Value Series and Delaware VIP Trend Series, respectively. We have made a corresponding change in the names of the Variable Sub-Accounts that invest in those Portfolios.

****Effective May 1, 2002 the Templeton Asset Strategy Fund - Class 2 and Templeton International Securities Fund - Class 2 changed their names to the Templeton Global Asset Allocation Fund - Class 2 and Templeton Foreign Securities Fund - Class 2, respectively. We have made a corresponding change in the names of the Variable Sub-Accounts that invest in those Portfolios.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THEN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES.
 SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account
Options.   We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general account assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

SIX MONTH DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. Under this Option, you may establish a Dollar Cost Averaging Program by allocating purchase payments to The Six Month Dollar Cost Averaging Fixed Account Option ("Six Month DCA Fixed Account Option"). We will credit interest to purchase payments you allocate to this Option for six months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Six Month DCA Fixed Account Option.

You must transfer all of your money out of the Six Month DCA Fixed Account Option to the Variable Sub-Accounts in six equal monthly installments. If you


                                       13 PROSPECTUS
discontinue the Dollar Cost Averaging Option before the end of the transfer period, we will transfer the remaining balance in this Option to the Dreyfus VIF Money Market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Six Month DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer the payment plus associated interest to the Dreyfus VIF Money Market Variable Sub-Account in equal monthly installments. Transferring Account Value to the Money Market Variable Sub-Account in this manner may not be consistent with the theory of Dollar Cost Averaging described on page 18.

TWELVE MONTH DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. Under this Option, you may establish a Dollar Cost Averaging Program by allocating purchase payments to The Twelve Month Dollar Cost Averaging Fixed Account Option ("Twelve Month DCA Fixed Account Option"). We will credit interest to purchase payments you allocate to this Option for twelve months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Twelve Month DCA Fixed Account Option.

You must transfer all of your money out of the Twelve Month DCA Fixed Account Option to the Variable Sub-Accounts in twelve equal monthly installments. If you discontinue the Dollar Cost Averaging Option before the end of the transfer period, we will transfer the remaining balance in this Option to the Dreyfus VIF Money Market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Twelve Month DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer the payment plus associated interest to the Dreyfus VIF Money Market Variable Sub-Account in equal monthly installments. Transferring Account Value to the Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 18.

At the end of the transfer period, any nominal amounts remaining in the Six Month Dollar Cost Averaging Fixed Account or the Twelve Month Dollar Cost Averaging Fixed Account will be allocated to the Dreyfus VIF Money Market Variable Sub-Account.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

INVESTMENT RISK. We bear the investment risk for all amounts allocated to the Six Month DCA Fixed Account Option and the Twelve Month DCA Fixed Account Option. That is because we guarantee the current interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Six Month DCA Fixed Account Option and the Twelve Month DCA Fixed Account Option. For current interest rate information, please contact your representative or our customer support unit at 1-800-692-4682.


GUARANTEE PERIODS
Under this option, each payment or transfer allocated to the Fixed Account earns interest at a specified rate that we guarantee for a period of years we call a GUARANTEE PERIOD. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select one or more Guarantee Periods for each purchase payment or transfer. If you do not select the Guarantee Period for a purchase payment or transfer, we will assign the shortest Guarantee Period available under the Contract for such payment or transfer.

Each payment or transfer allocated to a Guarantee Period must be at least $500. We reserve the right to limit the number of additional purchase payments that you may allocate to the Fixed Account. Please consult with your sales representative for more information.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your sales representative or


                                       14 PROSPECTUS

Allstate New York at 1-800-692-4682. The interest rate will never be less than the minimum guaranteed amount stated in the Contract.

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period.

The following example illustrates how a purchase payment allocated to the Fixed Account would grow, given an assumed Guarantee Period and effective annual interest rate:

Purchase Payment.........                                               $10,000
Guarantee Period.........                                              5  years
Annual Interest Rate.....                                                 4.50%




                               END OF CONTRACT YEAR
                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                        ----------  ----------  ----------  ----------  ------------
Beginning Contract
 Value...............   $10,000.00
 ^ (1 ^ Annual
 Interest Rate)            x 1.045
                        ----------
                        $10,450.00
Contract Value at end
 of Contract Year....               $10,450.00
 ^ (1 ^ Annual
 Interest                              x 1.045
                                    ----------
                                    $10,920.25
Contract Value at end
 of Contract Year....                           $10,920.25
 ^ (1 ^ Annual
 Interest Rate)                                    x 1.045
                                                ----------
                                                $11,411.66
Contract Value at end
 of Contract Year.....                                      $11,411.66
 ^ (1 ^ Annual
 Interest Rate)                                                x 1.045
                                                            ----------
                                                            $11,925.19
Contract Value at end
 of Contract Year.....                                                   $11,925.19
 ^ (1 ^ Annual
 Interest Rate)                                                             x 1.045
                                                                         ----------
                                                                         $12,461.82



TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract.

RENEWALS. At least 15 but not more than 45 days prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) Take no action. We will automatically apply your money to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2) Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment. We will pay interest from the day the Guarantee Period expired until the date of the transfer. The interest will be the rate for the shortest Guarantee Period then being offered; or

4) Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Unless you specify otherwise, amounts not withdrawn will be applied to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous


                                       15 PROSPECTUS

  Guarantee Period ends. Withdrawal of earnings are taxed as ordinary income, and, if taken prior to age 59 1/2, may be subject to an additional tax penalty

Under our automatic laddering program ("Automatic Laddering Program"), you may choose, in advance, to use Guarantee Periods of the same length for all renewals. You can select this Program at any time during the Accumulation Phase, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this Program at any time. For additional information on the Automatic Laddering Program, please call our customer service center at 1-800-692-4682.

MARKET VALUE ADJUSTMENT. All withdrawals in excess of the PREFERRED WITHDRAWAL AMOUNT, and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also applies when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30 day period after such Guarantee Period expires). A positive Market Value Adjustment will apply to amounts currently invested in a Guarantee Period that are paid out as death benefits. We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:

.. within the Preferred Withdrawal Amount as described on page 19,  or

.. to satisfy the IRS minimum distribution rules for the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the time remaining in the Guarantee Period when you remove your money. "TREASURY RATE" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you or transferred. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you or transferred.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 2 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 2 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.


                                       16 PROSPECTUS

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives at any time. The minimum amount that you may transfer into a Guarantee Period is $500. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Portfolio on the same day as one transfer. Transfers you make as part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program do not count against the 12 free transfers per Contract Year.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to 6 months from the date we receive your request. If we decide to postpone transfers from the Fixed Account for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment. If any transfer reduces your value in such Guarantee Period to less than $500, we will treat the request as a transfer of the entire value in such Guarantee Period.

We reserve the right to waive any transfer fees and restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-692-4682, if you first send us a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract Year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.




                                       17 PROSPECTUS

DOLLAR COST AVERAGING PROGRAM
Through the Dollar Cost Averaging Program, you may automatically transfer a set amount every month during the Accumulation Phase from any Variable Sub-Account, the Six Month Dollar Cost Averaging Fixed Account, or the Twelve Month Dollar Cost Averaging Fixed Account, to any other Variable Sub-Account. You may not use dollar cost averaging to transfer amounts to the Fixed Account.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee. In addition, we will not apply the Market Value Adjustment to these transfers.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Balanced Variable Sub-Account and 60% to be in the Fidelity VIP Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Balanced Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Balanced Variable Sub-Account and use the money to buy more units in the Fidelity VIP Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may not use the Dollar Cost Averaging and automatic Portfolio Rebalancing programs at the same time.




EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is for the cost of maintaining each Contract and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

.. total purchase payments equal $50,000 or more, or

.. all of your money is allocated to the Fixed Account on a Contract Anniversary.


                                       18 PROSPECTUS

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.15% of the average daily net assets you have invested in the Variable Sub-Accounts. The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.


TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment. The charge declines by 1% annually to 0% after 7 complete years from the day we receive the purchase payment being withdrawn. Beginning on January 1, 2004, if you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the charge declines appears on page 6. During each Contract Year, you can withdraw up to 15% of purchase payments without paying the charge. Unused portions of this 15% "PREFERRED WITHDRAWAL AMOUNT" are not carried forward to future Contract Years.

We determine the withdrawal charge by:

.. multiplying the percentage corresponding to the number of complete years since we received the purchase payment being withdrawn, times

.. the part of each purchase payment withdrawal that is in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment.

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings in the Contract, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals made after all purchase payments have been withdrawn.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken during the Accumulation Phase are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxable as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. Withdrawals may also be subject to a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


                                       19 PROSPECTUS

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for such taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.


OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Portfolios. For a summary of the maximum and minimum amounts for these charges and expenses, see pages 7-8. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.


ACCESS TO YOUR MONEY
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You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Full or partial withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 21.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our customer service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

Withdrawals taken during the Accumulation Phase are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings.
Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the investment alternatives according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, you must return your Contract to us.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account for up to 6 months or a shorter period if required by law. If we delay payment or transfer for 10 business days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or the Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the net asset value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the amount in any Guarantee Period to less than $500, we will treat it as a request to withdraw the entire amount invested in such Guarantee Period. If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will,


                                       20 PROSPECTUS
however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we will inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
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PAYOUT START DATE
The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later. You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years if you have designated only one annuitant or Income Plan 2 with guaranteed payments for 10 years if you have designated a joint Annuitant. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 - GUARANTEED PAYMENT FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment.

Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable income payments


                                       21 PROSPECTUS
associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You will also have a limited ability to make transfers from the Variable Account portion of the income payments to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments. We deduct applicable premium taxes, if any, from the Contract Value at the Payout Start Date. New York does not currently impose a premium tax.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, adjusted by any Market
  Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, if any, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolio and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from the Fixed Account for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in the Fixed Account on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time as state law may require. If we defer payments for 10 business days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by applicable law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate. For qualified plans, where it is appropriate, we may use income payment tables that do not distinguish on the basis of sex.


                                       22 PROSPECTUS

DEATH BENEFITS
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We will pay the death proceeds prior to the Payout Start Date on:

   (a) the death of any Contract Owner, or

  (b) the death of the Annuitant, if the Contract is owned by a non-natural person.

We will pay the death proceeds to the new Contract Owner as determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of a Contract owned by a non-natural owner, upon the death of the Annuitant, we will pay the death proceeds to the current Contract Owner.

We will determine the value of the death proceeds as of the end of the Valuation Date on which we receive a complete request for settlement of the death proceeds. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

A complete request for settlement of the death proceeds must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death:"

.. a certified copy of the death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.

DEATH PROCEEDS If we receive a complete request for settlement of the death proceeds within 180 days of the date of the death of any Contract Owner, or the death of the Annuitant, if the Contract is owned by a non-natural owner, the death proceeds are equal to the Death Benefit described below. Otherwise, the death proceeds are equal to the greater of the Certificate Value or the Settlement Value.

We reserve the right to extend, on a non-discriminatory basis, the 180-day period in which the death proceeds will equal the Death Benefit as described below. This right applies only to the amount payable as death proceeds and in no way restricts when a claim may be filed.

If we do not receive a complete request for settlement of the death proceeds within 180 days of the date of death, the death proceeds are equal to the greater of:

1) the Contract Value as of the date we determine the death proceeds; or

2) the Settlement Value as of the date we determine the death proceeds.

DEATH BENEFIT AMOUNT

Prior to the Payout Start Date, the Death Benefit is equal to the greatest of:

1. the Contract Value as of the date we receive a complete request for settlement of the death proceeds, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death proceeds, or

3. the Contract Value on the Death Benefit Anniversary immediately preceding the date we receive a complete request for settlement of the death proceeds, adjusted by any purchase payments, withdrawal adjustment as defined below, and charges made since that Death Benefit Anniversary. A "DEATH BENEFIT ANNIVERSARY" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first three Death Benefit Anniversaries, or

4. the greatest of the Anniversary Values as of the date we receive a complete request for settlement of the death proceeds. An "ANNIVERSARY VALUE" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by the amount of any withdrawal adjustment, as defined below, since that anniversary. Anniversary Values will be calculated for each Contract Anniversary prior to the earlier of:

(i) the date we determine the death benefit, or

(ii) the deceased's 75th birthday or 5 years after the Issue Date, if later.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount,

  (b) = the Contract Value immediately prior to the withdrawal, and

  (c) = the value of the applicable death benefit alternative immediately prior to the withdrawal.

See Appendix C for an example representative of how the withdrawal adjustment applies.

In calculating the Settlement Value, the amount in each individual Guarantee Period may be subject to a Market Value Adjustment. A Market Value Adjustment will apply to amounts in a Guarantee Period, unless we calculate the Settlement Value during the 30-day period after the expiration of the Guarantee Period. Also, the Settlement Value will reflect the deduction of any applicable withdrawal charges, contract maintenance charges, and premium taxes. Contract maintenance charges will be pro rated for the part of the Contract Year elapsed as of the date we determine the Settlement Value, unless your Contract qualifies for a waiver of such charges described in the "Contract Maintenance Charge" section above.




                                       23 PROSPECTUS

DEATH BENEFIT PAYMENTS
A death benefit will be paid:

1. if the new Contract Owner elects to receive the death benefit distributed in a single payment within 180 days of the date of death, and

2. if the death benefit is paid as of the day the value of the death benefit is determined.

Otherwise, the Settlement Value will be paid. The new Contract Owner may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.

The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of death.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the Contract Owner eligible to receive the death benefit is not a natural person, the Contract Owner may elect to receive the distribution upon death in one or more distributions. However, the entire value of the Contract must be distributed within five years after the date of death.

If the Contract Owner is a natural person, the Contract Owner may elect to receive the distribution upon death either in one or more distributions, or by periodic payments through an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

.. the life of the Contract Owner; or

.. a period not to exceed the life expectancy of the Contract Owner; or

.. the life of the Contract Owner with payments guaranteed for a period not to exceed the life expectancy of the Contract owner.

If the surviving spouse of the deceased Contract Owner is the sole new Contract Owner, then the spouse may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. The Contract may only be continued once.

If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first.
 If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


MORE INFORMATION
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ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is located at One Allstate Drive, Farmingville, New York 11738. Effective May 16, 2003, the home office address of Allstate New York will be 100 Motor Parkway, Hauppauge, New York 11788-5107. Our service center is located in Vernon Hills, Illinois.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life") , a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. With the exception of the directors qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+g rating to Allstate New York due to its group affiliation with Allstate Life. Standard & Poor's Insurance Rating Service assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Allstate New York, sharing the same ratings of its parent Allstate Life. These ratings do not reflect the performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the


                                       24 PROSPECTUS
management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations.

Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, 28 of which are available through the Contracts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment portfolio. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any changes.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to Variable Accounts underlying both variable life insurance and variable annuity contracts.

It is conceivable that in the future it may be unfavorable for variable life insurance Variable Accounts and variable annuity Variable Accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among Variable Accounts buying shares of the Portfolios.

Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a Variable Account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a Variable Account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a Variable Account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, Illinois 60062, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the NASD.

Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to


                                       25 PROSPECTUS
broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales to broker-dealers will not exceed 8.5% of any purchase payments. These commissions are intended to cover distribution expenses. From time to time, we may offer additional sales incentives of up to 1% of purchase payments to broker-dealers who maintain certain sales volume levels.

Allstate New York does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract Owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. The annual statement details values and specific Contract data for each particular Contract. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


TAX QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS
JordenBurt LLP, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.




                                       26 PROSPECTUS

TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE
COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (the "Code"). Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New

York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions To The Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department


                                       27 PROSPECTUS
announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New

York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract Owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:


                                       28 PROSPECTUS

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;


                                       29 PROSPECTUS

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate New York can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA or Qualified Plan under which the decedent's surviving spouse is the beneficiary. Allstate New York does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA or Qualified Plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (only applies for IRAs),

.. made for qualified higher education expenses (only applies for IRAs), and


                                       30 PROSPECTUS

.. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.


ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Account. If an annuity is purchased inside of an Individual Retirement Account, then the annuitant must be the same person as the beneficial owner of the Individual Retirement Account. The death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the annuitant.


SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to


                                       31 PROSPECTUS
the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Allstate New York's annual report on Form 10-K for the year ended December 31, 2002 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000948255. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http:// www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Customer Service, P.O. Box 94038, Palatine, Illinois 60094-4038 (telephone: 1-800-692-4682).


                                       32 PROSPECTUS

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.


                                       33 PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATIONUNITS OUTSTANDING FOR
EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


For the period beginning January 1 and ending December 31,    2000      2001       2002
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 10.154   $  8.881
 Accumulation Unit Value, End of Period                      $10.154  $  8.881   $  7.270
 Number of Units Outstanding, End of Period                   26,413   122,945    252,907
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $  9.242   $  7.001
 Accumulation Unit Value, End of Period                      $ 9.242  $  7.001   $  5.230
 Number of Units Outstanding, End of Period                   10,595    65,809    134,666
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 10.807   $ 11.356
 Accumulation Unit Value, End of Period                      $10.807  $ 11.356   $ 12.290
 Number of Units Outstanding, End of Period                   12.496    51,574    205,419
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $  8.338   $  5.443
 Accumulation Unit Value, End of Period                      $ 8.338  $  5.443   $  3.710
 Number of Units Outstanding, End of Period                   14,487    66,340    103,684
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $  8.362   $  7.845
 Accumulation Unit Value, End of Period                      $ 8.362  $  7.845   $  7.294
 Number of Units Outstanding, End of Period                    7,031    27,476     54,243
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $  8.989   $  6,787
 Accumulation Unit Value, End of Period                      $ 8.989  $  6.787   $  5.652
 Number of Units Outstanding, End of Period                    6,197    51,835     95,690
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $  8.980   $  7.754
 Accumulation Unit Value, End of Period                      $ 8.980  $  7.754   $  5.339
 Number of Units Outstanding, End of Period                   29,890   132,390    194,292
FIDELITY VIP CONTRAFUND(R) SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $  9.950   $  8.621
 Accumulation Unit Value, End of Period                      $ 9.950  $  8.621   $  7.718
 Number of Units Outstanding, End of Period                   16,726    54,431    130,889
FIDELITY VIP EQUITY INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 10.810   $ 10.145
 Accumulation Unit Value, End of Period                      $10.810  $ 10.145   $  8.320
 Number of Units Outstanding, End of Period                    1,655    98,345    343,378
 FIDELITY VIP GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $  9.389   $  7.634
 Accumulation Unit Value, End of Period                      $ 9.389  $  7.634   $  5.269
 Number of Units Outstanding, End of Period                   12,984   111,676    271,819
FIDELITY VIP GROWTH OPPORTUNITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $  9.350   $  7.901
 Accumulation Unit Value, End of Period                      $ 9.350  $  7.901   $  6.098
 Number of Units Outstanding, End of Period                    4,746    23,416     49,139
FIDELITY VIP OVERSEAS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $  9.314   $  7.251
 Accumulation Unit Value, End of Period                      $ 9.314  $  7.251   $  5.707
 Number of Units Outstanding, End of Period                    4,880    29,515     84,428

                                 34 PROSPECTUS

TEMPLETON GLOCBAL ASSET ALLOCATION - CLASS 2 SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 10.443   $  9.286
 Accumulation Unit Value, End of Period                      $10.443  $  9.286   $  8.768
 Number of Units Outstanding, End of Period                      632    13,934     25,836
TEMPLETON FOREIGN SECURITIES- CLASS 2 SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 10.522   $  8.728
 Accumulation Unit Value, End of Period                      $10.522  $  8.728   $  7.019
 Number of Units Outstanding, End of Period                    7,881    44,999    110,201
OPPENHEIMER AGGRESSIVE GROWTH/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $  9.162   $  6.218
 Accumulation Unit Value, End of Period                      $ 9.162  $  6.218   $  4.434
 Number of Units Outstanding, End of Period                   10,578   137,154    289,514
OPPENHEIMER MAIN STREET /VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $  9.274   $  8.227
 Accumulation Unit Value, End of Period                      $ 9.274  $  8.227   $  6.597
 Number of Units Outstanding, End of Period                   35,354   173,074    401,718
OPPENHEIMER STRATEGIC BOND/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 10.320   $ 10.685
 Accumulation Unit Value, End of Period                      $10.320  $ 10.685   $ 11.336
 Number of Units Outstanding, End of Period                    8,730    96,313    220,809
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $  9.249   $  7.071
 Accumulation Unit Value, End of Period                      $ 9.249  $  7.071   $  4.962
 Number of Units Outstanding, End of Period                   11.070    32,951     39,724
DREYFUS STOCK INDEX SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $  9.409   $  8.159
 Accumulation Unit Value, End of Period                      $ 9.409  $  8.159   $  6.255
 Number of Units Outstanding, End of Period                   28,181   185,335    611,361
DREYFUS VIF APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $  9.931   $  8.894
 Accumulation Unit Value, End of Period                      $ 9.931  $  8.894   $  7.314
 Number of Units Outstanding, End of Period                    1,285    27,925     80,006
WELLS FARGO VT ASSET ALLOCATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 10.012   $  9.198
 Accumulation Unit Value, End of Period                      $10.012  $  9.198   $  7.916
 Number of Units Outstanding, End of Period                      667    13,021     54,392
WELLS FARGO VT EQUITY INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 10.429   $  9.741
 Accumulation Unit Value, End of Period                      $10.429  $  9.741   $  7.766
 Number of Units Outstanding, End of Period                      264     8,467     23,695
WELLS FARGO VT GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $  9.048   $  7.218
 Accumulation Unit Value, End of Period                      $ 9.048  $  7.218   $  5.286
 Number of Units Outstanding, End of Period                      390     4,893     20,443
DELAWARE VIP SMALL CAP VALUE SERIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 11.593   $ 12.802
 Accumulation Unit Value, End of Period                      $11.593  $ 12.802   $ 11.934
 Number of Units Outstanding, End of Period                    7,204    45,515    133,174
DELAWARE VIP TREND SERIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $  9.265   $  7.745
 Accumulation Unit Value, End of Period                      $ 9.265  $  7.745   $  6.124
 Number of Units Outstanding, End of Period                    5,514    24,184     80,076
HSBC VARIABLE CASH MANAGEMENT SUB-ACCOUNT**
 Accumulation Unit Value, Beginning of Period                $10.000  $ 10.188   $ 10.320
 Accumulation Unit Value, End of Period                      $10.188  $ 10.320   $ 10.275
 Number of Units Outstanding, End of Period                   15,211  $105,129    291,758

                                 35 PROSPECTUS

HSBC VARIABLE FIXED INCOME SUB-ACCOUNT**
 Accumulation Unit Value, Beginning of Period                $10.000  $ 10.210   $ 10.525
 Accumulation Unit Value, End of Period                      $10.210  $ 10.525   $ 11.426
 Number of Units Outstanding, End of Period                    2,487    51,238    149,374
HSBC VARIABLE GROWTH & INCOME SUB-ACCOUNT**
 Accumulation Unit Value, Beginning of Period                $10.000  $ 10.175   $  8.327
 Accumulation Unit Value, End of Period                      $10.175  $  8.327   $  6.174
 Number of Units Outstanding, End of Period                   36,688   182,882    280,931


* The Contracts were first offered on June 1, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.15% and an administrative charge of 0.10%. All of the Variable Sub-accounts were first offered under the Contracts on June 1, 2000.

** The underlying portfolio was liquidated effective April 30, 2003 and the proceeds placed in the Dreyfus VIF Money Market Variable Sub-account. No information is shown in this table for that Sub-account, becasue it was not available during the period covered.






                                       36 PROSPECTUS

APPENDIX B MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the applicable Guarantee Period for the week preceding the establishment of the Guarantee Period.

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date, to the end of the Guarantee Period; and

J   = the Treasury Rate for a maturity equal to N years for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a note for a maturity of length N is not available, a weighted average will be used.

"Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 x (I - J) x N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred (in excess of the Free Withdrawal Amount) paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.






                                       37 PROSPECTUS

EXAMPLES OF MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

Purchase Payment: $10,000 allocated to a Guarantee Period

Guarantee Period: 5 years

Guaranteed Interest Rate: 4.50%

5 Year Treasury Rate at the time the Guarantee Period is established:  4.50%

Full Surrender: End of Contract Year 3

      NOTE: These examples assume that premium taxes are not applicable.

                  Example 1 (Assume declining interest rates)

Step 1.  Calculate Contract Value  $10,000.00 X (1.045)/3 /= $11,411.66
 at End of Contract Year 3:
Step 2. Calculate the Preferred    .15 X $10,000.00 = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the Market        I = 4.5%
 Value Adjustment:                  J = 4.2%
                                    N = 730 days = 2
                                        --------
                                            365 days

                                   Market Value Adjustment Factor: .9 x (I - J) x N = .9 x (.045 - .042) x (730/365) = .0054

                                   Market Value Adjustment = Market Value
                                   Adjustment Factor x Amount Subject to Market
                                   Value Adjustment:
                                    = .0054 X ($11,411.66 - $1,500.00) = $53.32

Step 4. Calculate the Withdrawal   = .05 X ($10,000.00 - $1,500.00 + $53.52) =
 Charge:                           $427.68
Step 5. Calculate the amount       $11,411.66 - $427.68 + $53.52 = $11,037.50
 received by a Contract Owner as
 a result of full withdrawal at
 the end of Contract Year 3:



                   EXAMPLE 2: (ASSUMES RISING INTEREST RATES)


Step 1.  Calculate Contract Value   $10,000.00 X (1.045)/3 /= $11,411.66
 at End of Contract Year 3:
Step 2. Calculate the Preferred     .15 X $10,000.00 = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the Market Value   I = 4.5%
 Adjustment:                         J = 4.8%
                                     N = 730 days = 2
                                         --------
                                             365 days

                                    MARKET VALUE ADJUSTMENT FACTOR: .9 X (I -
                                    J) X N = .9 X (.045 - .048) X (730/365) =
                                    -.0054

                                    Market Value Adjustment = Market Value
                                    Adjustment Factor x Amount Subject to
                                    Market Value Adjustment:
                                     = -.0054 X ($11,411.66 - $1,500.00) =
                                    -$53.52

Step 4. Calculate the Withdrawal    = .05 X ($10,000.00 - $1,500.00 - $53.52) =
 Charge:                            $422.32
Step 5. Calculate the amount        $11,411.66 - $422.32 - $53.52 = $10,935.82
 received by a Contract owner as a
 result of full withdrawal at the
 end of Contract Year 3:





                                       38 PROSPECTUS

APPENDIX C                                                    WITHDRAWAL
ADJUSTMENT EXAMPLE
--------------------------------------------------------------------------------

Issue Date: January 1, 2002

Initial Purchase Payment: $50,000



             Death Benefit Amount
                                                                   Contract
                                                                     Value
               Type of         Contract Value    Transaction         After         Death Benefit         Greatest
  Date        Occurrence      Before Occurrence     Amount                        Anniversary Value  Anniversary Value
                                                                   Occurrence
------------------------------------------------------------------------------------------------------------------------
 1/1/03       Issue Date             --             $50,000         $50,000            $50,000            $50,000
------------------------------------------------------------------------------------------------------------------------
 1/1/04       Contract             $55,000            --            $55,000            $50,000            $55,000
             Anniversary
------------------------------------------------------------------------------------------------------------------------
 7/1/04   Partial Withdrawal       $60,000          $15,000         $45,000            $37,500            $41,250
------------------------------------------------------------------------------------------------------------------------


Withdrawal adjustment equals the partial withdrawal amount divided by the Contract Value immediately prior to the partial withdrawal multiplied by the value of the applicable death benefit amount alternative immediately prior to the partial withdrawal.


DEATH BENEFIT ANNIVERSARY VALUE DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount                                (w)         $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial              (a)         $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Applicable Death Benefit Amount                 (d)         $50,000
Immediately Prior to Partial Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                               [(w)/(a)]x(d)    $12,500
-------------------------------------------------------------------------------
Adjusted Death Benefit                                               $37,500
-------------------------------------------------------------------------------

GREATEST ANNIVERSARY VALUE DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount                                (w)         $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial              (a)         $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Applicable Death Benefit Amount                 (d)         $55,000
Immediately Prior to Partial Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                               [(w)/(a)]*(d)    $13,750
-------------------------------------------------------------------------------
Adjusted Death Benefit                                               $41,250
-------------------------------------------------------------------------------



Please remember that you are looking at a hypothetical example, and that your investment performance may be greater or less than the figures shown.


                                       39 PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  DESCRIPTION
--------------------------------------------------------------------------------
  Additions, Deletions or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contract
--------------------------------------------------------------------------------
  Purchases
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
  Performance Information
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  DESCRIPTION
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                       40 PROSPECTUS

SELECTDIRECTIONS/SM/ VARIABLE ANNUITY

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
P.O. BOX 82656
LINCOLN, NE 68501-2656
TELEPHONE NUMBER: 1-800-632-3492                   PROSPECTUS DATED MAY 1, 2003
 -------------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("Allstate New York") is offering the SelectDirections/SM/ Variable Annuity, a group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 27 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives including 3 fixed accounts ("FIXED ACCOUNT") and 24 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the following mutual fund portfolios ("PORTFOLIOS"):

AIM VARIABLE INSURANCE FUNDS (SERIES I    MFS(R) VARIABLE INSURANCE TRUST/SM/:
--------------------------------------    ------------------------------------
 SHARES):                                 MFS Bond Series
 --------                                 MFS High Income Series
AIM V.I. Capital Appreciation Fund        MFS Investors Trust Series
AIM V.I. Diversified Income Fund          MFS New Discovery Series
AIM V.I. Core Equity Fund
AIM V.I. International Growth Fund        OPPENHEIMER VARIABLE ACCOUNT FUNDS:
AIM V.I. Premier Equity Fund              -----------------------------------
                                          Oppenheimer Bond Fund/VA
FIDELITY(R) VARIABLE INSURANCE PRODUCTS:  Oppenheimer Capital Appreciation
----------------------------------------   Fund/VA
Fidelity VIP Contrafund(R) Portfolio      Oppenheimer Global Securities Fund/VA
Fidelity VIP Growth Portfolio             Oppenheimer High Income Fund/VA
Fidelity VIP High Income Portfolio        Oppenheimer Main Street Small Cap
Fidelity VIP Index 500 Portfolio           Fund/VA
Fidelity VIP Investment Grade Bond
 Portfolio                                VAN KAMPEN LIFE INVESTMENT TRUST:
Fidelity VIP Overseas Portfolio           ---------------------------------
                                          Van Kampen LIT Comstock Portfolio
                                          Van Kampen LIT Emerging Growth
                                           Portfolio
                                          Van Kampen LIT Government Portfolio
                                          Van Kampen LIT Money Market Portfolio


WE (Allstate New York) have filed a Statement of Additional Information, dated May 1, 2003, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 43 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http:// www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

                THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
  IMPORTANT     HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
                OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
   NOTICES      DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.

                THE CONTRACTS ARE ONLY AVAILABLE IN NEW YORK.






                                       1 PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       3
--------------------------------------------------------------------------------
  The Contract at a Glance                                              4
--------------------------------------------------------------------------------
  How the Contract Works                                                6
--------------------------------------------------------------------------------
  Expense Table                                                         7
--------------------------------------------------------------------------------
  Financial Information                                                 10
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                          10
--------------------------------------------------------------------------------
  Purchases                                                             11
--------------------------------------------------------------------------------
  Contract Value                                                        12
--------------------------------------------------------------------------------
  Investment Alternatives                                               13
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          13
--------------------------------------------------------------------------------
     The Fixed Account                                                  14
--------------------------------------------------------------------------------
     Transfers                                                          17
--------------------------------------------------------------------------------
  Expenses                                                              19
--------------------------------------------------------------------------------
  Access To Your Money                                                  21
--------------------------------------------------------------------------------
  Income Payments                                                       22
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Death Benefits                                                        23
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:                                                     26
--------------------------------------------------------------------------------
     Allstate New York                                                  26
--------------------------------------------------------------------------------
     The Variable Account                                               26
--------------------------------------------------------------------------------
     The Portfolios                                                     27
--------------------------------------------------------------------------------
     The Contract                                                       27
--------------------------------------------------------------------------------
     Tax Qualified Plans                                                28
--------------------------------------------------------------------------------
     Legal Matters                                                      28
--------------------------------------------------------------------------------
  Taxes                                                                 29
--------------------------------------------------------------------------------
  Annual Reports and Other Documents                                    34
--------------------------------------------------------------------------------
  Performance Information                                               35
--------------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES                                   36
--------------------------------------------------------------------------------
APPENDIX B -MARKET VALUE ADJUSTMENT EXAMPLES                            39
--------------------------------------------------------------------------------
APPENDIX C - WITHDRAWAL ADJUSTMENT EXAMPLE                              42
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                   43
--------------------------------------------------------------------------------


                                       2 PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                      6
--------------------------------------------------------------------------------
Accumulation Unit                                                       12
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 12
--------------------------------------------------------------------------------
Allstate New York ("We" or "Us")                                        26
--------------------------------------------------------------------------------
Anniversary Values                                                      24
--------------------------------------------------------------------------------
Annuitant                                                               10
--------------------------------------------------------------------------------
Automatic Additions Program                                             11
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                 19
--------------------------------------------------------------------------------
Beneficiary                                                             10
--------------------------------------------------------------------------------
Cancellation Period                                                     12
--------------------------------------------------------------------------------
Contract*                                                               10
--------------------------------------------------------------------------------
Contract Anniversary                                                    5
--------------------------------------------------------------------------------
Contract Owner ("You")                                                  10
--------------------------------------------------------------------------------
Contract Value                                                          12
--------------------------------------------------------------------------------
Contract Year                                                           4
--------------------------------------------------------------------------------
Death Benefit Anniversary                                               24
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           18
--------------------------------------------------------------------------------
Due Proof of Death                                                      23
--------------------------------------------------------------------------------
Fixed Account                                                           14
--------------------------------------------------------------------------------

                                                                        PAGE
--------------------------------------------------------------------------------
Guarantee Periods                                                       15
--------------------------------------------------------------------------------
Income Plan                                                             22
--------------------------------------------------------------------------------
Investment Alternatives                                                 13
--------------------------------------------------------------------------------
Issue Date                                                              6
--------------------------------------------------------------------------------
Market Value Adjustment                                                 17
--------------------------------------------------------------------------------
Payout Phase                                                            6
--------------------------------------------------------------------------------
Payout Start Date                                                       6
--------------------------------------------------------------------------------
Portfolios                                                              27
--------------------------------------------------------------------------------
Preferred Withdrawal Amount                                             20
--------------------------------------------------------------------------------
Qualified Contracts                                                     31
--------------------------------------------------------------------------------
Right to Cancel                                                         12
--------------------------------------------------------------------------------
SEC                                                                     1
--------------------------------------------------------------------------------
Settlement Value                                                        24
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           21
--------------------------------------------------------------------------------
Treasury Rate                                                           17
--------------------------------------------------------------------------------
Valuation Date                                                          12
--------------------------------------------------------------------------------
Variable Account                                                        26
--------------------------------------------------------------------------------
Variable Sub-Account                                                    13
--------------------------------------------------------------------------------
  *The SelectDirections/SM/ Variable Annuity is a group contract and your ownership is represented by certificates. References to "CONTRACT" in this prospectus include certificates, unless the context requires otherwise.


                                       3 PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase a Contract with as little as $3,000
                        ($2,000 for a "QUALIFIED CONTRACT" which is a Contract
                        issued with a qualified plan). You can add to your
                        Contract as often and as much as you like, but each
                        payment must be at least $100. You must maintain a
                        minimum account size of $1,000.
-------------------------------------------------------------------------------
RIGHT TO CANCEL         You may cancel your Contract within 10 days after
                        receipt (60 days if you are exchanging another contract
                        for the Contract described in this prospectus)
                        ("CANCELLATION PERIOD"). Upon cancellation we will
                        return your purchase payments adjusted, to the extent
                        federal or state law permits, to reflect the investment
                        experience of any amounts allocated to the Variable
                        Account.
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        .Total Variable Account annual fees equal to 1.25% of
                          average daily net assets

                        .Annual contract maintenance charge of $30 (with
                          certain exceptions)

                        .Withdrawal charges ranging from 0% to 7% of payment
                          withdrawn (with certain exceptions)

                        .Transfer fee of $10 after 12th transfer in any
                          CONTRACT YEAR (fee currently waived)

                        .State premium tax (New York currently does not impose
                          one).

                        In addition, each Portfolio pays expenses that you will
                        bear indirectly if you invest in a Variable
                        Sub-Account.
-------------------------------------------------------------------------------
INVESTMENT              The Contract offers 27 investment alternatives
ALTERNATIVES            including:

                        .3 Fixed Account Options (which credits interest at
                          rates we guarantee), and

                        .24 Variable Sub-Accounts investing in Portfolios
                          offering professional money management by:

                          . A I M Advisors, Inc.

                          . Fidelity Management & Research Company

                          . MFS Investment Management/(R)/

                          . OppenheimerFunds, Inc.

                          . Van Kampen Asset Management Inc.

                        To find out current rates being paid on the Fixed
                        Account, or to find out how the Variable Sub-Accounts
                        have performed, please call us at 1-800-632-3492.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with guaranteed payments

                        .joint and survivor life income with guaranteed
                          payments

                        .guaranteed payments for a specified period (5 to 30
                          years)
-------------------------------------------------------------------------------

                                  4 PROSPECTUS

DEATH BENEFITS          If you die before the PAYOUT START DATE, we will pay
                        the death benefit described in the Contract.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions. Transfers to
                        the Fixed Account must be at least $500.

                        We do not currently impose a fee upon transfers.
                        However, we reserve the right to charge $10 per
                        transfer after the 12th transfer in each "Contract
                        Year," which we measure from the date we issue your
                        Contract or a Contract anniversary ("CONTRACT
                        ANNIVERSARY").
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        anytime during the Accumulation Phase. Full or partial
                        withdrawals also are available under limited
                        circumstances on or after the Payout Start Date. In
                        general, you must withdraw at least $50 at a time
                        ($1,000 for withdrawals made during the Payout Phase).
                        Withdrawals taken during the Accumulation Phase are
                        generally considered to come from the earnings in the
                        Contract first.  If the Contract is tax-qualified,
                        generally all withdrawals are treated as distributions
                        of earnings.  Withdrawals of earnings are taxed as
                        ordinary income and, if taken prior to age 59 1/2, may
                        be subject to an additional 10% federal tax penalty. A
                        withdrawal charge and MARKET VALUE ADJUSTMENT also may
                        apply.
-------------------------------------------------------------------------------


                                       5 PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 27 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account. If you invest in the Fixed Account, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 22. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment


As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner, or if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-632-3492 if you have any question about how the Contract works.


                                       6 PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, making withdrawals or surrendering the Contract. The first table describes the fees and expenses that you will pay when you make a withdrawal, surrender the Contract, or transfer Contract Value among the investment alternatives. Premium taxes are not reflected in the tables because New York does not impose premium taxes on annuities.


CONTRACT OWNER TRANSACTION EXPENSES


Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase  0    1    2    3    4    5    6     7+
 Payment Being Withdrawn
-------------------------------------------------------------------------------------------------
Applicable Charge                                        7%   6%   5%   4%   3%   2%   1%    0%
-------------------------------------------------------------------------------------------------
Transfer Fee                                                         $10.00**
-------------------------------------------------------------------------------------------------


  * Each Contract Year, you may withdraw up to 15% of purchase payments without incurring a withdrawal charge or a Market Value Adjustment.

  ** Applies solely to the thirteenth and subsequent transfers within a Contract
   Year, excluding transfers due to dollar cost averaging or automatic portfolio rebalancing. We are currently waiving the transfer fee.



The next tables describe the fees and expenses that you will pay periodically during the time you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge                                                 $30.00/(1)/
-----------------------------------------------------------------------------------------------



(1) We will waive this charge in certain cases.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Mortality and Expense Risk Charge                                        1.15%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.25%
-------------------------------------------------------------------------------




                                       7 PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS)(1)


The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

ANNUAL PORTFOLIO EXPENSES
----------------------------------------------------------------------------------
                                 Minimum                       Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses
(expenses that are
deducted from
Portfolio assets,
which may include
management fees, and                0.33%                         1.09%
other expenses)
----------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2002.






EXAMPLES

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment, and

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period.

THE EXAMPLES DO NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below, because of variations in a Portfolio's expense ratio from year to year.

                                                    1Year           3Years          5Years          10Years
--------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio          $780          $1,166          $1,576           $2,964
Expenses
--------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio          $702          $  931          $1,181           $2,165
Expenses
--------------------------------------------------------------------------------------------------------------





                                       8 PROSPECTUS

EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                          1Year          3Years           5Years          10Years
------------------------------------------------------------------------------------
Costs Based on
Maximum Annual         $270           $826           $1,406           $2,964
Portfolio Expenses
------------------------------------------------------------------------------------
Costs Based on
Minimum Annual         $192           $591           $1,011           $2,165
Portfolio Expenses
------------------------------------------------------------------------------------




PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTANENCE CHARGE OF $30 EACH YEAR.


                                       9 PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date the Contracts were first offered. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Allstate New York also appear in the Statement of Additional Information.


THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The SelectDirections/SM/ Variable Annuity is a contract between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, and

.. any other rights that the Contract provides.

If you die prior to the Payout Start date, the new Contract Owner will be the surviving Owner. If there is no surviving Owner, the new Contract Owner will be the Beneficiary(ies) as described in the Beneficiary provision. The new Contract Owner may exercise the rights and privileges provided by the Contract, except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner's rights will be subject to any restrictions previously placed upon the Beneficiary.

The Contract cannot be jointly owned by both a non-natural person and a natural person. If the Owner is a Grantor Trust, the Contract Owner will be considered a non-natural person for purposes of the Death of Owner and Death of Annuitant provisions of your Contract. The maximum age of the oldest Contract Owner cannot exceed 85 as of the date we receive the completed application. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan. See "Qualified Contracts" on page 31.


ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. The maximum age of the oldest Annuitant cannot exceed 85 as of the date we receive the completed application. If the Contract Owner is a natural person you may change the Annuitant prior to the Payout Start Date. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date.

If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

.. the youngest Contract Owner, if living, otherwise

.. the youngest Beneficiary.


BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. See "Death Benefits" on page 25. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the Beneficiary(ies) who is first entitled to receive benefits under the Contract upon the death of the


                                       10 PROSPECTUS
sole surviving Contract Owner. The contingent Beneficiary is the Beneficiary(ies) entitled to receive benefits under the Contract when all primary Beneficiaries predecease the sole surviving Contract Owner.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.

You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form, whether or not the Annuitant is living when we receive the notice. Each change is subject to any payment made by us or any other action we take before we accept the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you do not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT

Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

You may not assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of Retirement plans and the terms of such plans may themselves contain restrictions on Assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $100 ($500 for allocation to the Fixed Account) or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments, or reduce the minimum purchase payment we will accept. We reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $100 ($500 for allocation to the Fixed Account) by automatically transferring amounts from your bank account. Please consult with your Personal Financial Representative for detailed information.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the investment alternatives.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day


                                       11 PROSPECTUS
on which we receive the purchase payment at our service center located in Lincoln, Nebraska (mailing address: P.O. Box 82656, Lincoln, NE 68501-2656).

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 10 day period after you receive the Contract (60 days if you are exchanging another contract for the Contract described in this prospectus). You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. Upon cancellation, as permitted by federal or state law, we will return your purchase payments allocated to the Variable Account after an adjustment to the extent federal or state law permits to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to the initial purchase payment. Your Contract Value at any other time during the Accumulation Phase is equal to the sum of the value as of the most recent Valuation Date of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


                                       12 PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 24 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectus for the Portfolio. You should carefully review the Portfolio prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:              EACH PORTFOLIO SEEKS:          INVESTMENT ADVISOR:
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
-------------------------------------------------------------------------------
AIM V.I. Capital        Growth of capital.
 Appreciation Fund*
-------------------------------------------------------
AIM V.I. Core Equity    Growth of capital.
 Fund*                                                 AIM ADVISORS, INC.
-------------------------------------------------------
AIM V.I. Diversified    High level of current income.
 Income Fund*
-------------------------------------------------------
AIM V.I. International  Long-term growth of capital.
 Growth Fund*
-------------------------------------------------------------------------------
AIM V.I. Premier        Long-term growth of capital.
 Equity Fund*            Income is a secondary
                         objective.
-------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP            Long-term capital
 Contrafund(R)           appreciation.
 Portfolio
-------------------------------------------------------
Fidelity VIP Growth     Capital appreciation.
 Portfolio
-------------------------------------------------------
Fidelity VIP High       High level of current income
 Income Portfolio        while also considering
                         growth of capital.            FIDELITY MANAGEMENT &
-------------------------------------------------------RESEARCH COMPANY
Fidelity VIP Index 500  Investment results that
 Portfolio               correspond to the total
                         return of common stocks
                         publicly traded in the
                         United States, as
                         represented by the Standard
                         & Poor's 500/SM/ Index (S&P
                         500(R)).
-------------------------------------------------------
Fidelity VIP            High level of current income
 Investment Grade Bond   as is consistent with the     ------------------------
 Portfolio               preservation of capital.
-------------------------------------------------------
Fidelity VIP Overseas   Long-term growth of capital.
 Portfolio
-------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST/SM/
-------------------------------------------------------------------------------
MFS Bond Series         As high a level of current
                         income as is believed to be
                         consistent with prudent
                         risk. Its secondary
                         objective is to protect
                         shareholders' capital.
-------------------------------------------------------
MFS Investors Trust     Long-term growth of capital
 Series                  with a secondary objective    MFS INVESTMENT
                         to seek reasonable current    MANAGEMENT(R)
                         income.
-------------------------------------------------------
MFS High Income Series  High current income by
                         investing primarily in a
                         professionally managed
                         diversified portfolio of
                         fixed income securities,
                         some of which may involve
                         equity features.
-------------------------------------------------------------------------------
MFS New Discovery       Capital appreciation.
 Series
-------------------------------------------------------

                                 13 PROSPECTUS

OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer Bond        High level of current income.
 Fund/VA                 As a secondary objective,
                         the Portfolio seeks capital
                         appreciation when consistent
                         with its primary objective.
-------------------------------------------------------
Oppenheimer Capital     Seeks capital appreciation by
 Appreciation Fund/VA    investing in securities of    OPPENHEIMER FUNDS, INC.
                         well-known, established
                         companies.
-------------------------------------------------------
Oppenheimer Global      Long-term capital
 Securities Fund/VA      appreciation.
-------------------------------------------------------
Oppenheimer High        High level of current income.
 Income Fund/VA
-------------------------------------------------------------------------------
Oppenheimer Main        Capital appreciation.
 Street Small Cap
 Fund/VA
-------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT          Capital growth and income
 Comstock Portfolio      through investments in
                         equity securities, including
                         common stocks, preferred
                         stocks and securities
                         convertible into common and
                         preferred stocks.
-------------------------------------------------------VAN KAMPEN ASSET
Van Kampen LIT          Capital appreciation.          MANAGEMENT INC.
 Emerging Growth
 Portfolio
-------------------------------------------------------
Van Kampen LIT          High current return
 Government Portfolio    consistent with preservation
                         of capital.
-------------------------------------------------------
Van Kampen LIT Money    Protection of capital and
 Market Portfolio        high current income through   ------------------------
                         investments in money market
                         instruments.
-------------------------------------------------------

* The Portfolio's investment objective(s) may be changed by the Portfolio's Board of Trustees without shareholder approval.



AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.




INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

SIX MONTH DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

Under this Option, you may establish a Dollar Cost Averaging Program allocating purchase payments to the Six Month Dollar Cost Averaging Fixed Account Option ("Six Month DCA Fixed Account Option"). We will credit interest to purchase payments you allocate to this Option for six months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.


                                       14 PROSPECTUS

We will follow your instructions in transferring amounts monthly from the Six Month DCA Fixed Account Option. You must transfer all of your money out of the Six Month DCA Fixed Account Option to the Variable Sub-Accounts in six equal monthly installments. If you discontinue the Six Month DCA Fixed Account Option before the end of the transfer period, we will transfer the remaining balance in this Option to the Van Kampen LIT Money Market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Six Month DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer the payment plus associated interest to the Van Kampen LIT Money Market Variable Sub-Account in equal monthly installments. Transferring Account Value to the Van Kampen LIT Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 18.

TWELVE MONTH DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

Under this Option, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Twelve Month Dollar Cost Averaging Fixed Account Option ("Twelve Month DCA Fixed Account Option"). We will credit interest to purchase payments you allocate to this Option for twelve months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Twelve Month DCA Fixed Account Option. You must transfer all of your money out of the Twelve Month DCA Fixed Account Option to the Variable Sub-Accounts in twelve equal monthly installments. If you discontinue the Dollar Cost Averaging Option before the end of the transfer period, we will transfer the remaining balance in this Option to the Van Kampen LIT Money Market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Twelve Month DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer the payment plus associated interest to the Money Market Variable Sub-Account in equal monthly installments. Transferring Account Value to the Van Kampen LIT Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 18.

At the end of the transfer period, any nominal amounts remaining in the Six Month Dollar Cost Averaging Fixed Account or the Twelve Month Term Dollar Cost Averaging Fixed Account will be allocated to the Van Kampen LIT Money Market Variable Sub-Account.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

INVESTMENT RISK

We bear the investment risk for all amounts allocated to the Six Month DCA Fixed Account Option and the Twelve Month DCA Fixed Account Option. That is because we guarantee the current interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Six Month DCA Fixed Account Option and the Twelve Month DCA Fixed Account Option. For current rate information, please contact your representative or our customer support unit at 1-800-632-3492.


GUARANTEE PERIODS
Under this option, each payment or transfer allocated to the Fixed Account earns interest at a specified rate that we guarantee for a period of years we call a Guarantee Period. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select one or more Guarantee Periods for each purchase payment or transfer. If you do not select the Guarantee Period for a purchase payment or transfer, we will assign the shortest Guarantee Period available under the Contract for such payment or transfer.

Each payment or transfer allocated to a Guarantee Period must be at least $500. We reserve the right to limit the number of additional purchase payments that you may allocate to the Fixed Account. Please consult with your Personal Financial Representative for more information.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining


                                       15 PROSPECTUS
interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your Personal Financial Representative or Allstate New York at 1-800-632-3492. The interest rate will never be less than the minimum guaranteed amount stated in the Contract.

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period.

The following example illustrates how a purchase payment allocated to the Fixed Account would grow, given an assumed Guarantee Period and effective annual interest rate:

Purchase Payment.........                                               $10,000
Guarantee Period.........                                               5 years
Annual Interest Rate.....                                                 4.50%



END OF CONTRACT YEAR

                                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                                        ----------  ----------  ----------  ----------  ------------
Beginning Contract Value.               $10,000.00
 ^ (1 ^ Annual Interest Rate)              X 1.045
                                        ----------
                                        $10,450.00
Contract Value at end of Contract Year              $10,450.00
 ^ (1 ^ Annual Interest                                X 1.045
                                                    ----------
                                                    $10,920.25
Contract Value at end of Contract Year                          $10,920.25
 ^ (1 ^ Annual Interest Rate)                                      X 1.045
                                                                ----------
                                                                $11,411.66
Contract Value at end of Contract Year                                      $11,411.66
 ^ (1 ^ Annual Interest Rate)                                                  X 1.045
                                                                            ----------
                                                                            $11,925.19
Contract Value at end of Contract Year                                                   $11,925.19
 ^ (1 ^ Annual Interest Rate)                                                               X 1.045
                                                                                        -----------
                                                                                         $12,461.82

Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract.

RENEWALS. At least 15 but not more than 45 days prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) take no action. We will automatically apply your money to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2) instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment. We will pay interest from the day the Guarantee Period expired until the date of the transfer. The interest will be the rate for the Shortest Guarantee Period then being offered; or

4) withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and withholding (if applicable). The amount withdrawn will be deemed to have been


                                       16 PROSPECTUS
  withdrawn on the day the previous Guarantee Period ends. Unless you specify otherwise, amounts not withdrawn will be applied to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.

Under our automatic laddering program ("Automatic Laddering Program"), you may choose, in advance, to use Guarantee Periods of the same length for all renewals. You can select this Program at any time during the Accumulation Phase, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this Program at any time. For additional information on the Automatic Laddering Program, please call our customer service center at 1-800-632-3492.

MARKET VALUE ADJUSTMENT. All withdrawals in excess of the Preferred Withdrawal Amount, and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also applies when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30 day period after such Guarantee Period expires). A positive Market Value Adjustment will apply to amounts currently invested in a Guarantee Period that are paid out as death benefits. We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:

.. within the Preferred Withdrawal Amount as described on page 20, or

.. to satisfy the IRS minimum distribution rules for the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the time remaining in the Guarantee Period when you remove your money. "TREASURY RATE" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you or transferred. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you or transferred.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 2 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 2 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives at any time. The minimum amount that you may transfer into a Guarantee Period is $500. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Portfolio on the same day as one transfer. Transfers you make as part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program do not count against the 12 free transfers per Contract Year.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for


                                       17 PROSPECTUS
the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to 6 months from the date we receive your request. If we decide to postpone transfers from the Fixed Account for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment. If any transfer reduces your value in such Guarantee Period to less than $500, we will treat the request as a transfer of the entire value in such Guarantee Period.

We reserve the right to waive any transfer fees and restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-632-3492, if you first send us a completed authorization form. The cut off-time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract Year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


DOLLAR COST AVERAGING PROGRAM
Through the Dollar Cost Averaging Program, you may automatically transfer a set amount every month during the Accumulation Phase from any Variable Sub-Account, the Six Month Dollar Cost Averaging Fixed Account, or the Twelve Month Dollar Cost Averaging Fixed Account, to any other Variable Sub-Account. You may not use dollar cost averaging to transfer amounts to the Fixed Account.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee. In addition, we will not apply the Market Value Adjustment to these transfers.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

Call or write us for instructions on how to enroll.


                                       18 PROSPECTUS

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Capital Appreciation Variable Sub-Account and 60% to be in the Fidelity VIP Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Capital Appreciation Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Capital Appreciation Variable Sub-Account and use the money to buy more units in the Fidelity VIP Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may not use the Dollar Cost Averaging and the Automatic Portfolio Rebalancing programs at the same time.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is for the cost of maintaining each Contract and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

.. total purchase payments equal $50,000 or more, or

.. all of your money is allocated to the Fixed Account on a Contract Anniversary.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.15% of the average daily net assets you have invested in the Variable Sub-Accounts. The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.


                                       19 PROSPECTUS

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment. The charge declines by 1% annually to 0% after 7 complete years from the day we receive the purchase payment being withdrawn. Beginning on January 1, 2004, if you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the charge declines appears on page 7. During each Contract Year, you can withdraw up to 15% of purchase payments without paying the charge. Unused portions of this 15% "PREFERRED WITHDRAWAL AMOUNT" are not carried forward to future Contract Years.

We determine the withdrawal charge by:

.. multiplying the percentage corresponding to the number of complete years since we received the purchase payment being withdrawn, times

.. the part of each purchase payment withdrawal that is in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment.

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings in the Contract, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals made after all purchase payments have been withdrawn.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken during the Accumulation Phase are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings.
Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. Withdrawals may also be subject to a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for such taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.


OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of the maximum and minimum amounts for these charges and expenses, see pages 8-9. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.


                                       20 PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Full or partial withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 22.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our customer service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

Withdrawals taken during the Accumulation Phase are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings.
Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the investment alternatives according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, you must return your Contract to us.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account for up to 6 months or a shorter period if required by law. If we delay payment or transfer for 10 business days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or the Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the net asset value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the amount in any Guarantee Period to less than $500, we will treat it as a request to withdraw the entire amount invested in such Guarantee Period. If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract.
 Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we will inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later. You may change the Payout Start Date at any time by notifying us in


                                       21 PROSPECTUS
writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years if you have designated only one Annuitant, or Income Plan 2 with guaranteed payments for 10 years if you have designated joint Annuitants. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment.

Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable income payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You will also have a limited ability to make transfers from the Variable Account portion of the income payments to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments. We deduct applicable premium taxes, if any, from the Contract Value at the Payout Start Date. New York does not currently impose a Premium Tax.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the


                                       22 PROSPECTUS

Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, adjusted by any Market
  Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolio and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from the Fixed Account for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in the Fixed Account on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time as state law may require. If we defer payments for 10 business days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.




DEATH BENEFITS
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We will pay the death proceeds prior to the Payout Start Date on:

   (a) the death of any Contract Owner, or

  (b) the death of the Annuitant, if the Contract is owned by a non-natural person.

We will pay the death proceeds to the new Contract Owner as determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of a Contract owned by a non-natural owner, upon the death of the Annuitant, we will pay the death proceeds to the current Contract Owner.

We will determine the value of the death proceeds as of the end of the Valuation Date on which we receive a complete request for settlement of the death proceeds. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

A complete request for settlement of the death proceeds must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death:"


                                       23 PROSPECTUS

.. a certified copy of the death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.

DEATH PROCEEDS If we receive a complete request for settlement of the death proceeds within 180 days of the date of the death of any Contract Owner, or the death of the Annuitant, if the Contract is owned by a non-natural owner, the death proceeds are equal to the Death Benefit described below. Otherwise, the death proceeds are equal to the greater of the Certificate Value or the Settlement Value.

We reserve the right to extend, on a non-discriminatory basis, the 180-day period in which the death proceeds will equal the Death Benefit as described below. This right applies only to the amount payable as death proceeds and in no way restricts when a claim may be filed.

If we do not receive a complete request for settlement of the death proceeds within 180 days of the date of death, the death proceeds are equal to the greater of:

1) the Contract Value as of the date we determine the death proceeds; or

2) the Settlement Value as of the date we determine the death proceeds.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the Death Benefit is equal to the greatest of:

1. the Contract Value as of the date we receive a complete request for settlement of the death proceeds, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death proceeds, or

3. the Contract Value on the Death Benefit Anniversary immediately preceding the date we receive a complete request for settlement of the death proceeds, adjusted by any purchase payments, withdrawal adjustment as defined below, and charges made since that Death Benefit Anniversary. A "DEATH BENEFIT ANNIVERSARY" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first three Death Benefit Anniversaries, or

4. the greatest of the Anniversary Values as of the date we receive a complete request for settlement of the death proceeds. An "ANNIVERSARY VALUE" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by the amount of any withdrawal adjustment, as defined below, since that anniversary. Anniversary Values will be calculated for each Contract Anniversary prior to the earlier of:

(i) the date we determine the death benefit, or

(ii) the deceased's 75th birthday or 5 years after the Issue Date, if later.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount,

  (b) = the Contract Value immediately prior to the withdrawal, and

  (c) = the value of the applicable death benefit alternative immediately prior to the withdrawal.

See Appendix C for an example representative of how the withdrawal adjustment applies.

In calculating the Settlement Value, the amount in each individual Guarantee Period may be subject to a Market Value Adjustment. A Market Value Adjustment will apply to amounts in a Guarantee Period, unless we calculate the Settlement Value during the 30-day period after the expiration of the Guarantee Period. Also, the Settlement Value will reflect the deduction of any applicable withdrawal charges, contract maintenance charges, and premium taxes. Contract maintenance charges will be pro rated for the part of the Contract Year elapsed as of the date we determine the Settlement Value, unless your Contract qualifies for a waiver of such charges described in the "Contract Maintenance Charge" section above.


DEATH BENEFIT PAYMENTS
DEATH OF OWNER

1.  If your spouse is the sole surviving Contract Owner, or is the sole
 Beneficiary:

     a. Your spouse may elect to receive the death benefit in a lump sum; or

     b. Your spouse may elect to receive the death benefit paid out under one of the Income Plans (described in "Income Payments" above), subject to the following conditions:

The Payout Start Date must be within one year of your date of death. Income payments must be payable:

          i. over the life of your spouse; or

          ii. for a guaranteed number of payments from 5 to 50 years but not to exceed the life expectancy of your spouse; or

          iii. over the life of your spouse with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse.

     c. If your spouse does not elect one of these options, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply: The Contract Value of the continued Contract will be the death benefit. Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the


                                       24 PROSPECTUS

  Contract  Value will be allocated to the  Sub-Accounts  of the Variable
   Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date if we receive the request after 3:00 p.m. Central Time), except that any portion of this excess attributable to the Fixed Account Options will be allocated to the money market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   i. transfer all or a portion of the excess among the Variable Sub-accounts;

  ii. transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

  iii. transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in the Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge or Market Value Adjustment.

Prior to the Payout Start Date, the death benefit of the continued Contract will be described under "Death Benefit Amount."

Only one spousal continuation is allowed under the Contract.

2. If the new Contract Owner is not your spouse but is a natural person or if there are multiple natural-person new Contract Owners:

     a. The new Contract Owner may elect to receive the death benefit in a lump sum; or

     b. The new Contract Owner may elect to receive the death benefit paid out under one of the Income Plans (described in "Income Payments" on page 22) , subject to the following conditions:

The Payout Start Date must be within one year of your date of death. Income payments must be payable:

      i. over the life of the new Contract Owner; or

      ii. for a guaranteed number of payments from 5 to 50 years but not to exceed the life expectancy of the new Contract Owner; or

      iii. over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner.

     c. If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit (the next Valuation Date if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the money market
Variable Sub-Account. Henceforth, the new Contract Owner may make transfers (as described in "Transfers During the Payout Phase" on page 18) during this 5 year period. No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period.

We reserve the right to offer additional options upon the death of the Contract Owner.

 If the new Contract Owner dies prior to the complete liquidation of the Contract Value, then the new Contract Owner's named
Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be liquidated as a lump sum within 5 years of the date of the original Contract Owner's death.

3. If the new Contract Owner is a corporation or other type of non-natural person:

     a. The new Contract Owner may elect to receive the death benefit in a lump sum; or

     b. If the new Contract Owner does not elect the option above, then the new Contract Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit (the next Valuation Date if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the
 Contract Value will be allocated to the money market Variable Sub-Account. Henceforth, the new Contract Owner may make transfers (as described in "Transfers During the Payout Phase" on page 18) during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to make additional options available to the new Contract Owner upon the death of the Contract Owner.

If any new Contract Owner is a non-natural person, all new Contract Owners will be considered to be non--


                                       25 PROSPECTUS
natural persons for the above purposes. Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death benefit is paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the following apply:

1. If the Contract Owner is a natural person, then the Contract will continue with a new Annuitant, who will be:

     a. the  youngest  Contract  Owner;  otherwise

     b. the youngest Beneficiary. You may change the Annuitant before the Payout Start Date.

 2. If the Contract Owner is a non-natural  person:

     a. The Contract Owner may elect to receive the death benefit in a lump sum; or

     b. If the Contract Owner does not elect the option above, then the Contract Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit (the next Valuation Date if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the money market
Variable Sub-Account. Henceforth, the Contract Owner may make transfers (as described in "Transfers During the Payout Phase" on page 18) during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to make additional options available to the Contract Owner upon the death of the Annuitant.

Under any of these options, all ownership rights are available to the non-natural Contract Owner from the date of the Annuitant's death to the date on which the death benefit is paid.




MORE INFORMATION
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ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York.

Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is located at One Allstate Drive, Farmingville, New York 11738. Effective May 16, 2003, the home office address of Allstate New York will be 100 Motor Parkway, Hauppauge, New York 11788-5107.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. With the exception of the directors' qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+g rating to Allstate New York due to its group affiliation with Allstate Life. Standard & Poor's Insurance Rating Service assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Allstate New York, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations.

Our obligations arising under the Contracts are general corporate obligations of Allstate New York.


                                       26 PROSPECTUS

The Variable Account consists of multiple Variable Sub-Accounts, 24 of which are available through the Contracts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment portfolio. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any changes.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to Variable Accounts underlying both variable life insurance and variable annuity contracts.

It is conceivable that in the future it may be unfavorable for variable life insurance Variable Accounts and variable annuity Variable Accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among Variable Accounts buying shares of the Portfolios.

Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a Variable Account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a Variable Account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a Variable Account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, Illinois 60062, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the NASD, Inc.

The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales to broker-dealers will not exceed 8.5% of any purchase payments.

These commissions are intended to cover distribution expenses.

From time to time, we may offer additional sales incentives of up to 1% of purchase payments to broker-dealers who maintain certain sales volume levels.

Allstate New York does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract Owners arising out of services rendered or Contracts issued.


                                       27 PROSPECTUS

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. The annual statement details values and specific Contract data for each particular Contract. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error. We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


TAX QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS
JordenBurt LLP, Washington, D.C., has advised Allstate New York on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.


                                       28 PROSPECTUS

FEDERAL TAX MATTERS
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE
COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (the "Code"). Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New

York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions To The Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department


                                       29 PROSPECTUS
announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New

York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract Owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:


                                       30 PROSPECTUS

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;


                                       31 PROSPECTUS

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate New York can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA or Qualified Plan under which the decedent's surviving spouse is the beneficiary. Allstate New York does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA or Qualified Plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (only applies for IRAs),

.. made for qualified higher education expenses (only applies for IRAs), and


                                       32 PROSPECTUS

.. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.


ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Account. If an annuity is purchased inside of an Individual Retirement Account, then the annuitant must be the same person as the beneficial owner of the Individual Retirement Account. The death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the annuitant.


SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to


                                       33 PROSPECTUS
the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Allstate New York's Annual Report on Form 10-K for the year ended December 31, 2002 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000948255. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http:// www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Customer Service, P.O. Box 82656, Lincoln, NE 68501-2656 (telephone: 1-800-632-3492).


                                       34 PROSPECTUS

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.


                                       35 PROSPECTUS

APPENDIX A                                                  ACCUMULATION UNIT
VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


For the period beginning January 1 and ending December 31,    2000      2001       2002
AIM V.I.CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $ 10.00  $   7.63   $  5.779
 Accumulation Unit Value, End of Period                      $  7.63  $  5.779   $  4.317
 Number of Units Outstanding, End of Period                    1,991    35,576     91,317
AIM V.I. CORE EQUITY
 Accumulation Unit Value, Beginning of Period                $ 10.00  $   8.18   $  6.231
 Accumulation Unit Value, End of Period                      $  8.18  $  6.231   $  5.195
 Number of Units Outstanding, End of Period                    1,488    34,966     62,419
AIM V.I. DIVERSIFIED INCOME
 Accumulation Unit Value, Beginning of Period                $ 10.00  $   9.99   $ 10.223
 Accumulation Unit Value, End of Period                      $  9.99  $ 10.223   $ 10.328
 Number of Units Outstanding, End of Period                      364     5,443     24,375
AIM V.I. INTERNATIONAL GROWTH
 Accumulation Unit Value, Beginning of Period                $ 10.00  $   8.66   $  6.538
 Accumulation Unit Value, End of Period                      $  8.66  $  6.538   $  5.444
 Number of Units Outstanding, End of Period                      305    11,638     15,358
AIM V.I.PREMIER EQUITY
 Accumulation Unit Value, Beginning of Period                $ 10.00  $   8.67   $  7.482
 Accumulation Unit Value, End of Period                      $  8.67  $  7.482   $  5.153
 Number of Units Outstanding, End of Period                   21,939    71,223    158,710
FIDELITY VIP GROWTH
 Accumulation Unit Value, Beginning of Period                $ 10.00  $   8.53   $  6.934
 Accumulation Unit Value, End of Period                      $  8.53  $  6.934   $  4.786
 Number of Units Outstanding, End of Period                   27,151    90,481    208,536
FIDELITY VIP HIGH INCOME
 Accumulation Unit Value, Beginning of Period                $ 10.00  $   8.40   $  7.317
 Accumulation Unit Value, End of Period                      $  8.40  $  7.317   $  7.474
 Number of Units Outstanding, End of Period                       33    20,582     43,029
FIDELITY VIP OVERSEAS
 Accumulation Unit Value, Beginning of Period                $ 10.00  $   8.97   $  6.982
 Accumulation Unit Value, End of Period                      $  8.97  $  6.982   $  5.496
 Number of Units Outstanding, End of Period                       92    25,188     36,513
FIDELITY VIP CONTRAFUND
 Accumulation Unit Value, Beginning of Period                $ 10.00  $   9.39   $  8.138
 Accumulation Unit Value, End of Period                      $  9.39  $  8.138   $  7.285
 Number of Units Outstanding, End of Period                    2,196    31,995     97,646
 FIDELITY VIP INVESTMENT GRADE BOND
 Accumulation Unit Value, Beginning of Period                $ 10.00  $  10.44   $ 11.179
 Accumulation Unit Value, End of Period                      $ 10.44  $ 11.179   $ 12.181
 Number of Units Outstanding, End of Period                      132    26,618    143,699
FIDELITY VIP INDEX 500
 Accumulation Unit Value, Beginning of Period                $ 10.00  $   9.04   $  7.845
 Accumulation Unit Value, End of Period                      $  9.04  $  7.845   $  6.025
 Number of Units Outstanding, End of Period                        0    67,571    215,402
MFS BOND SERIES
 Accumulation Unit Value, Beginning of Period                $ 10.00  $  10.39   $ 11.150
 Accumulation Unit Value, End of Period                      $ 10.39  $ 11.150   $ 11.993
 Number of Units Outstanding, End of Period                        0    18,271    100,799

                                 36 PROSPECTUS

MFS HIGH INCOME
 Accumulation Unit Value, Beginning of Period                $ 10.00  $   9.22   $  9.298
 Accumulation Unit Value, End of Period                      $  9.22  $  9.298   $  9.417
 Number of Units Outstanding, End of Period                      108    10,338      9,733
MFS INVESTORS TRUST SERIES
 Accumulation Unit Value, Beginning of Period                $ 10.00  $   9.73   $  8.078
 Accumulation Unit Value, End of Period                      $  9.73  $  8.078   $  6.305
 Number of Units Outstanding, End of Period                        0    27,560     73,504
MFS NEW DISCOVERY
 Accumulation Unit Value, Beginning of Period                $ 10.00  $   8.89   $  8.336
 Accumulation Unit Value, End of Period                      $  8.89  $  8.336   $  5.628
 Number of Units Outstanding, End of Period                    6,891    19,369     66,020
OPPENHEIMER BOND FUND/VA
 Accumulation Unit Value, Beginning of Period                $ 10.00  $  10.20   $ 10.857
 Accumulation Unit Value, End of Period                      $ 10.20  $ 10.857   $ 11.695
 Number of Units Outstanding, End of Period                        0    25,776    106,484
OPPENHEIMER CAPITAL APPRECIATION
 Accumulation Unit Value, Beginning of Period                $ 10.00  $   8.95   $  7.723
 Accumulation Unit Value, End of Period                      $  8.95  $  7.723   $  5.578
 Number of Units Outstanding, End of Period                       91   107,889    186,591
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 Accumulation Unit Value, Beginning of Period                $ 10.00  $   9.63   $  8.363
 Accumulation Unit Value, End of Period                      $  9.63  $  8.363   $  6.431
 Number of Units Outstanding, End of Period                        0    41,075     84,628
OPPENHEIMER HIGH INCOME FUND/VA
 Accumulation Unit Value, Beginning of Period                $ 10.00  $   9.46   $  9.520
 Accumulation Unit Value, End of Period                      $  9.46  $  9.520   $  9.176
 Number of Units Outstanding, End of Period                        0    23,570     52,432
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
 Accumulation Unit Value, Beginning of Period                $ 10.00  $   8.73   $  8.589
 Accumulation Unit Value, End of Period                      $  8.73  $  8.589   $  7.146
 Number of Units Outstanding, End of Period                      240    22,387     77,910
VAN KAMPEN LIT COMSTOCK
 Accumulation Unit Value, Beginning of Period                $ 10.00  $  11.58   $ 11.154
 Accumulation Unit Value, End of Period                      $ 11.58  $ 11.154   $  8.894
 Number of Units Outstanding, End of Period                      337    38,811    117,684
VAN KAMPEN LIT EMERGING GROWTH
 Accumulation Unit Value, Beginning of Period                $ 10.00  $   7.47   $  5.053
 Accumulation Unit Value, End of Period                      $  7.47  $  5.053   $  3.369
 Number of Units Outstanding, End of Period                   16,637    65,356    138,721
VAN KAMPEN LIT DOMESTIC INCOME **
 Accumulation Unit Value, Beginning of Period                $ 10.00  $  10.35   $ 11.237
 Accumulation Unit Value, End of Period                      $ 10.35  $ 11.237   $ 11.166
 Number of Units Outstanding, End of Period                        0     7,234          0
VAN KAMPEN LIT GOVERNMENT*
 Accumulation Unit Value, Beginning of Period                     --        --   $ 10.000
 Accumulation Unit Value, End of Period                           --        --   $ 10.642
 Number of Units Outstanding, End of Period                       --        --     46,592
VAN KAMPEN LIT MONEY MARKET
 Accumulation Unit Value, Beginning of Period                $ 10.00  $  10.14   $ 10.381
 Accumulation Unit Value, End of Period                      $ 10.14  $ 10.381   $ 10.377
 Number of Units Outstanding, End of Period                        0   129,426    199,118

*The Contracts were first offered on September 22, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.15% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contracts on September 19, 2000.

**Effective April 30, 2002, the Van Kampen LIT Domestic Income Portfolio merged into the Van Kampen LIT Government Portfolio. Accordingly, for administrative convenience, as of April 30, 2002, a successor Variable Sub-Account was established to invest in Van Kampen LIT Government


                                       37 PROSPECTUS
with an Accumulation Unit Value starting at $10.00. The ending values for Van Kampen LIT Domestic Income and the the opening value for Van Kampen LIT Government for 2002 are as of April 30, 2002.


                                       38 PROSPECTUS

APPENDIX B MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the applicable Guarantee Period for the week preceding the establishment of the Guarantee Period.

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date, to the end of the Guarantee Period; and

J   = the Treasury Rate for a maturity equal to N years for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a note for a maturity of length N is not available, a weighted average will be used.

"Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 x (I - J) x N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred (in excess of the Preferred Withdrawal Amount) paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.






                                       39 PROSPECTUS

EXAMPLES OF MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

Purchase Payment: $10,000 allocated to a Guarantee Period

Guarantee Period: 5 years

Guaranteed Interest Rate: 4.50%

5 Year Treasury Rate at the time the Guarantee Period is established:  4.50%

Full Surrender: End of Contract Year 3

      NOTE: These examples assume that premium taxes are not applicable.

EXAMPLE 1 (ASSUME DECLINING INTEREST RATES)

Step 1.  Calculate Contract     $10,000.00 X (1.045)/3 /= $11,411.66
 Value at End of Contract Year
 3:
Step 2. Calculate the           .15 X $10,000.00 = $1,500.00
 Preferred Withdrawal Amount:
Step 3. Calculate the Market     I = 4.5%
 Value Adjustment:               J = 4.2%
                                 N = 730 days = 2
                                     --------
                                         365 days

                                Market Value Adjustment Factor: .9 x (I - J) x
                                N = .9 x (.045 - .042) x (730/ 365) = .0054

                                Market Value Adjustment = Market Value
                                Adjustment Factor x Amount Subject to Market
                                Value Adjustment:
                                 = .0054 X ($11,411.66 - $1,500.00) = $53.32




Step 4. Calculate the           = .05 X ($10,000.00 - $1,500.00 + $53.52) =
 Withdrawal Charge:             $427.68
Step 5. Calculate the amount    $11,411.66 - $427.68 + $53.52 = $11,037.50
 received by a Contract Owner
 as a result of full
 withdrawal at the end of
 Contract Year 3:







                                       40 PROSPECTUS

                   EXAMPLE 2: (ASSUMES RISING INTEREST RATES)


Step 1.  Calculate Contract Value  $10,000.00 X (1.045)/3 /= $11,411.66
 at End of Contract Year 3:
Step 2. Calculate the Preferred    .15 X $10,000.00 = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the Market        I = 4.5%
 Value Adjustment:                  J = 4.8%
                                    N = 730 days = 2
                                        --------
                                            365 days

                                   Market Value Adjustment Factor: .9 x (I - J) x N = .9 x (.045 - .048) x (730/365) =
                                   -.0054

                                   Market Value Adjustment = Market Value
                                   Adjustment Factor x Amount Subject to Market
                                   Value Adjustment:
                                    = -.0054 X ($11,411.66 - $1,500.00) =
                                   -$53.52




Step 4. Calculate the Withdrawal   = .05 X ($10,000.00 - $1,500.00 - $53.52) =
 Charge:                           $422.32
Step 5. Calculate the amount       $11,411.66 - $422.32 - $53.52 = $10,935.82
 received by a Contract Owner as
 a result of full withdrawal at
 the end of Contract Year 3:





                                       41 PROSPECTUS

APPENDIX C WITHDRAWAL ADJUSTMENT EXAMPLE
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000



             Death Benefit Amount
                               Contract Value                      Contract
               Type of             Before        Transaction         Value         Death Benefit         Greatest
  Date        Occurrence                            Amount      After Occurrence  Anniversary Value  Anniversary Value
                                 Occurrence
------------------------------------------------------------------------------------------------------------------------
 1/1/03       Issue Date             --             $50,000         $50,000            $50,000            $50,000
------------------------------------------------------------------------------------------------------------------------
 1/1/04       Contract             $55,000            --            $55,000            $50,000            $55,000
             Anniversary
------------------------------------------------------------------------------------------------------------------------
 7/1/04   Partial Withdrawal       $60,000          $15,000         $45,000            $37,500            $41,250
------------------------------------------------------------------------------------------------------------------------


Withdrawal adjustment equals the partial withdrawal amount divided by the Contract Value immediately prior to the partial withdrawal multiplied by the value of the applicable death benefit amount alternative immediately prior to the partial withdrawal.



DEATH BENEFIT ANNIVERSARY VALUE DEATH BENEFIT
-------------------------------------------------------------------------------
PARTIAL WITHDRAWAL AMOUNT                                (w)         $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial              (a)        $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Applicable Death Benefit Amount                 (d)        $50,000)
Immediately Prior to Partial Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                               [(w)/(a)]x(d)   $12,500
-------------------------------------------------------------------------------
Adjusted Death Benefit                                              $37,500

-------------------------------------------------------------------------------

GREATEST ANNIVERSARY VALUE DEATH BENEFIT
-------------------------------------------------------------------------------
PARTIAL WITHDRAWAL AMOUNT                                (w)        $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial              (a)        $60,000
Withdrawal
-------------------------------------------------------------------------------
Value of Applicable Death Benefit Amount                 (d)        $55,000
Immediately Prior to Partial Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                               [(w)/(a)]x(d)   $13,750
-------------------------------------------------------------------------------
Adjusted Death Benefit                                              $41,250

-------------------------------------------------------------------------------



Please remember that you are looking at a hypothetical example, and that your investment performance may be greater or less than the figures shown.


                                       42 PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contract
--------------------------------------------------------------------------------
  Purchases
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfer)
--------------------------------------------------------------------------------
  Performance Information
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                       43 PROSPECTUS

                        Custom Portfolio Variable Annuity

                   Allstate Life Insurance Company of New York

                       Statement of Additional Information
                  Allstate Life of New York Separate Account A
                                dated May 1, 2003
                One Allstate Drive, Farmingville, New York 11738


Service Center
P.O. Box 94038
Palatine, IL 60094-4038
Telephone Number: 1-800-692-4682

This Statement of Additional Information supplements the information in the prospectus for the Custom Portfolio Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2003, for the Contract. You may obtain a prospectus by writing or calling us at the service center address or telephone number listed above. (Effective May 16, 2003, the Home Office address of Allstate New York will be 100 Motor Parkway, Hauppauge, NY 11799-5107.)


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------



----------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
----------------------------------------------------------------------------
THE CONTRACT
----------------------------------------------------------------------------
   Purchases
----------------------------------------------------------------------------
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
---------------------------------------------------------------------------
PERFORMANCE INFORMATION
----------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
----------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
----------------------------------------------------------------------------
GENERAL MATTERS
----------------------------------------------------------------------------
   Incontestability
----------------------------------------------------------------------------
   Settlements
----------------------------------------------------------------------------
   Safekeeping of the Variable Account's Assets
----------------------------------------------------------------------------
EXPERTS
----------------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------------

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
------------------------------------------------------------------------------


We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.



THE CONTRACT
-------------------------------------------------------------------------------


The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Allstate New York. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.



PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. The performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)n = ERV

Where:

         T          =        average annual total return

         ERV        =        ending redeemable value of a hypothetical $1,000
                             payment made at the beginning of 1, 5, or 10 year periods or shorter period

         n          =        number of years in the period

         1000       =        hypothetical $1,000 investment


When factoring in the withdrawal charge assessed upon redemption, we exclude the Preferred Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charges by (ii) an assumed average Contract size of $40,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 2002 are set out below.


The Contracts were first offered to the public on June 1, 2000. Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contracts, as well as the withdrawal charge and contract maintenance charge described above.



The Variable Sub-Accounts commenced operations on the following dates:


AIM V.I. Balanced                                                      10/25/99
AIM V.I. Capital Appreciation                                          10/14/96
AIM V.I. Government Securities                                         10/14/96
AIM V.I. Growth                                                        10/14/96
AIM V.I. High Yield                                                    10/25/99
AIM V.I. International Growth**                                        10/14/96
AIM V.I. Premier Equity***                                             10/14/96
Delaware VIP Small Cap Value                                           5/22/00
Delaware VIP Trend                                                     5/22/00
Dreyfus VIF - Appreciation: Initial Shares*                            5/22/00
Dreyfus VIF Money Market                                               7/19/00
The Dreyfus Socially Responsible Growth: Initial Shares                5/22/00
Dreyfus Stock Index: Initial Shares                                    5/22/00
Fidelity VIP Contrafund                                                5/22/00
Fidelity VIP Equity-Income                                             5/22/00
Fidelity VIP Growth                                                    5/22/00
Fidelity VIP Growth Opportunities                                      5/22/00
Fidelity VIP Overseas                                                  5/22/00
HSBC Variable Cash Management****                                      5/30/00
HSBC Variable Fixed Income****                                         5/30/00
HSBC Variable Growth and Income****                                    5/30/00
Oppenheimer Aggressive Growth                                          5/22/00
Oppenheimer Main Street Growth & Income                                5/22/00
Oppenheimer Strategic Bond                                             5/22/00
Templeton Global Asset Allocation - Class 2                            5/22/00
Templeton Foreign Securities - Class 2                                 5/22/00
Wells Fargo VT Asset Allocation                                        5/22/00
Wells Fargo VT Equity Income                                           5/22/00
Wells Fargo VT Growth                                                  5/22/00



*Effective May 1, 2000, the Dreyfus VIF Capital Appreciation Portfolio was renamed the Dreyfus VIF Appreciation Portfolio. Allstate New York has made a corresponding change to the name of the Variable Sub-Account that invests in that Portfolio.

**Effective May 1, 2002, the Portfolio changed its name from AIM V.I. International Equity Fund to AIM V.I. International Growth Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in that Portfolio.

***Effective May 1, 2002, the Portfolio changed its name from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund. We have made a corresponding change to the name of the Variable Sub-Account that invests in that Portfolio.

****Effective April 30, 2003, these Portfolios were liquidated and the proceeds attributable to the Contracts placed in the Dreyfus VIF Money Market Variable Sub-Account.



                                                                                         10 Years or
Variable Sub-Account                                          1 Year         5 Years   Since Inception*

AIM V.I. Balanced                                             -23.29%           N/A            -9.09%
AIM V.I. Capital Appreciation                                 -30.46%          -3.92%          -1.35%
AIM V.I. Government Securities                                 3.07%           4.77%           5.26%
AIM V.I. Growth                                               -36.99%          -9.73%          -3.98%
AIM V.I. High Yield                                           -12.17%           N/A           -10.59%
AIM V.I. International Growth                                 -21.89%          -4.87%          -2.08%
AIM V.I. Premier Equity                                       -36.29%          -3.85%          1.07%
Delaware VIP Small Cap Value                                  -11.94%           N/A            5.36%
Delaware VIP Trend                                            -26.10%           N/A           -19.45%
The Dreyfus Socially Responsible Growth Fund, Inc.            -34.99%           N/A           -26.20%
Dreyfus Stock Index                                           -28.49%           N/A           -18.83%
Dreyfus VIF - Appreciation                                    -22.91%           N/A           -13.37%
Dreyfus VIF Money Market                                      -4.96%            N/A            0.30%
Fidelity VIP Contrafund                                       -15.64%           N/A           -11.46%
Fidelity VIP Equity-Income                                    -23.14%           N/A            -8.72%
Fidelity VIP Growth                                           -36.14%           N/A           -24.32%
Fidelity VIP Growth Opportunities                             -27.98%           N/A           -19.59%
Fidelity VIP Overseas                                         -26.43%           N/A           -21.76%
HSBC Variable Cash Management**                               -5.59%            N/A            -0.67%
HSBC Variable Fixed Income**                                   3.41%            N/A            3.66%
HSBC Variable Growth and Income**                             -31.01%           N/A           -19.32%
Oppenheimer Aggressive Growth                                 -33.85%           N/A           -29.63%
Oppenheimer Main Street(1)                                    -24.97%           N/A           -16.95%
Oppenheimer Strategic Bond                                     0.95%            N/A            3.33%
Templeton Global Asset Allocation - Class2                    -10.74%           N/A            -6.77%
Templeton Foreign Securities - Class 2                        -24.74%           N/A           -14.81%
Wells Fargo VT Asset Allocation                               -18.64%           N/A           -10.35%
Wells Fargo VT Equity Income                                  -25.21%           N/A           -11.13%
Wells Fargo VT Growth                                         -31.84%           N/A           -24.18%

* These returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, these returns would have been lower.

**Effective April 30, 2003, these Portfolios were liquidated and the proceeds attributable to the Contracts were placed in Dreyfus VIF Money Market Variable Sub-Account.


(1) Effective 5/1/03 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.


NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge. However, these rates of return may omit one or more charges, such as withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

         Annualized Return = (1 + r) (to the power of 1/n) - 1

where r = cumulative rate of return for the period shown, and n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year -by-year rates of return reflect the change in value of an accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's or underlying Portfolio's operations, as well as other periods, such as year-to-date (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; and the "n" most recent calendar years.

Where Contracts (or optional riders) are first offered after the inception date of a Variable Sub-Account or Portfolio, the non-standardized performance will reflect the performance of the Variable Sub-Account or Portfolio, adjusted to reflect, to the extent indicated, the current contract charges (and available riders) under the Contracts as if they had been available throughout the periods shown.

The inception dates of the underlying Portfolios in which each Variable Sub-Account invests appear below


We may advertise non-standardized total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We calculate such "adjusted historical total returns," using the same method that we use to compute non-standardized annualized total returns, except that instead of using the Variable Sub-Account inception dates, we use the inception dates of the underlying Portfolios in which the Variable Sub-Accounts invest and adjust such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under each Contract, but not including the withdrawal charge or contract maintenance charge. The adjusted historical total returns for the Variable Sub-Accounts using this method for the periods ended December 31, 2002 are set out below.

Adjusted Historical Total Returns Method 1, as of December 31, 2002.



                                                                                         10 Years or
Variable Sub-Account                                          1 Year         5 Years    Since Inception*

AIM V.I. Balanced                                             -18.13%           N/A            -2.36%
AIM V.I. Capital Appreciation                                 -25.30%          -3.47%          5.98%
AIM V.I. Government Securities                                 8.23%           5.10%           4.59%
AIM V.I. Growth                                               -31.83%          -9.17%          2.51%
AIM V.I. High Yield                                           -7.01%            N/A            -7.41%
AIM V.I. International Growth                                 -16.72%          -4.41%          2.96%
AIM V.I. Premier Equity                                       -31.13%          -3.41%          6.50%
Delaware VIP Small Cap Value                                  -6.78%           1.20%           8.55%
Delaware VIP Trend                                            -20.93%          3.24%           8.72%
The Dreyfus Socially Responsible Growth Fund, Inc.            -29.83%          -5.00%          5.23%
Dreyfus Stock Index                                           -23.33%          -2.17%          7.55%
Dreyfus VIF - Appreciation                                    -17.75%          0.46%           8.81%
Dreyfus VIF Money Market                                       0.20%           2.88%           3.12%
Fidelity VIP Contrafund                                       -10.48%          2.42%           10.87%
Fidelity VIP Equity-Income                                    -17.98%          -0.93%          8.58%
Fidelity VIP Growth                                           -30.98%          -1.59%          7.07%
Fidelity VIP Growth Opportunities                             -22.82%          -7.51%          3.61%
Fidelity VIP Overseas                                         -21.27%          -5.14%          3.39%
HSBC Variable Cash Management**                               -0.43%            N/A            1.06%
HSBC Variable Fixed Income**                                   8.57%            N/A            5.25%
HSBC Variable Growth and Income**                             -25.85%           N/A           -16.86%
Oppenheimer Aggressive Growth                                 -28.69%          -3.11%          5.32%
Oppenheimer Main Street (1)                                   -19.81%          -4.44%          7.32%
Oppenheimer Strategic Bond                                     6.11%           2.82%           4.48%
Templeton Global Asset Allocation - Class 2 (2,3)             -5.58%           1.02%           6.66%
Templeton Foreign Securities - Class 2 (2, 4)                 -19.57%          -3.35%          6.32%
Wells Fargo VT Asset Allocation                               -13.48%          -0.55%          3.46%
Wells Fargo VT Equity Income                                  -20.05%          -1.25%          3.78%
Wells Fargo VT Growth                                         -26.68%          -6.79%          2.06%

*These returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, these returns would have been lower.

**Effective April 30, 2003, these Portfolios were liquidated and the proceeds attributable to the Contracts were placed in the Dreyfus VIF Money Market Variable Sub-Account.


(1) Effective 5/1/03 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

(2) Each of the Portfolios' Class 2 shares (12b-1 class) were first offered on 5/1/97. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class 1 shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(3) Formerly Templeton Asset Strategy Fund. Performance shown prior to 5/1/00 is based on the TVP Asset Allocation Fund. On 5/1/00, the TVP Asset Allocation Fund was merged into the Templeton Asset Strategy Fund.

(4) Formerly Templeton International Securities Fund. Performance shown prior to 5/1/00 is based on the TVP International Fund. On 5/1/00, the TVP International Fund was merged into the Templeton International Securities Fund.




We also may advertise the adjusted historical total return using the historical performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under each Contract including the withdrawal charge and contract maintenance charge. The adjusted historical total returns for the Variable Sub-Accounts using this method for the periods ended December 31, 2002 are set out below.



The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.

                                                          Inception Date of
Variable Sub-Account                                   Corresponding Portfolio

AIM V.I. Balanced                                           May 1, 1998
AIM V.I. Capital Appreciation                               May 5, 1993
AIM V.I. Government Securities                              May 5, 1993
AIM V.I. Growth                                             May 5, 1993
AIM V.I. High Yield                                         May 1, 1998
AIM V.I. International Growth**                             May 5, 1993
AIM V.I. Premier Equity**                                   May 5, 1993
Delaware VIP Small Cap Value Series                         December 27, 1993
Delaware VIP Trend Series                                   December 27, 1993
Dreyfus Socially Responsible Growth                         October 7, 1993
Dreyfus Stock Index                                         September 29, 1989
Dreyfus VIF Appreciation**                                  April 5, 1993
Dreyfus VIF Money Market                                    August 31, 1990
Fidelity VIP Contrafund                                     January 3, 1995
Fidelity VIP Equity-Income                                  October 9, 1986
Fidelity VIP Growth                                         October 9, 1986
Fidelity VIP Growth Opportunities                           January 3, 1995
Fidelity VIP Overseas                                       January 28, 1987
HSBC VI Growth and Income                                   May 30, 2000
HSBC Fixed Income                                           May 30, 2000
Oppenheimer Aggressive Growth/VA                            August 15, 1986
Oppenheimer Main Street Growth & Income/VA                  July 5, 1995
Oppenheimer Strategic Bond/VA                               May 3, 1993
Templeton Global Asset Allocation - Class 2                 August 24, 1988
Templeton Foreign Securities - Class 2                      May 1, 1992
Wells Fargo VT Asset Allocation                             April 15, 1994
Wells Fargo VT Equity Income                                May 6, 1996
Wells Fargo VT Growth                                       April 12, 1994



Adjusted Historical Total Returns Method 2



                                                                                          10 Years or
Variable Sub-Account                                          1 Year         5 Years    Since Inception*

AIM V.I. Balanced                                             -23.29%           N/A            -3.02%
AIM V.I. Capital Appreciation                                 -30.46%          -3.92%          5.95%
AIM V.I. Government Securities                                 3.07%           4.77%           4.53%
AIM V.I. Growth                                               -36.99%          -9.73%          2.47%
AIM V.I. High Yield                                           -12.17%           N/A            -8.22%
AIM V.I. International Growth                                 -21.89%          -4.87%          2.92%
AIM V.I. Premier Equity                                       -36.29%          -3.85%          6.46%
Delaware VIP Small Cap Value                                  -11.94%          0.80%           8.50%
Delaware VIP Trend                                            -26.10%          2.89%           8.68%
The Dreyfus Socially Responsible Growth Fund, Inc.            -34.99%          -5.47%          5.19%
Dreyfus Stock Index                                           -28.49%          -2.59%          7.52%
Dreyfus VIF - Appreciation                                    -22.91%          0.07%           8.77%
Dreyfus VIF Money Market                                      -4.96%           2.51%           3.07%
Fidelity VIP Contrafund                                       -15.64%          2.06%           10.84%
Fidelity VIP Equity-Income                                    -23.14%          -1.34%          8.54%
Fidelity VIP Growth                                           -36.14%          -2.01%          7.04%
Fidelity VIP Growth Opportunities                             -27.98%          -8.04%          3.57%
Fidelity VIP Overseas                                         -26.43%          -5.62%          3.36%
HSBC Variable Cash Management**                               -5.59%            N/A            -0.64%
HSBC Variable Fixed Income**                                   3.41%            N/A            3.66%
HSBC Variable Growth and Income**                             -31.01%           N/A           -19.18%
Oppenheimer Aggressive Growth                                 -33.85%          -3.55%          5.29%
Oppenheimer Main Street (1)                                   -24.97%          -4.92%          7.28%
Oppenheimer Strategic Bond                                     0.95%           2.45%           4.43%
Templeton Global Asset Allocation - Class 2 (2, 3)            -10.74%          0.64%           6.62%
Templeton Foreign Securities - Class 2 (2, 4)                 -24.74%          -3.80%          6.28%
Wells Fargo VT Asset Allocation                               -18.64%          -0.95%          3.42%
Wells Fargo VT Equity Income                                  -25.21%          -1.66%          3.63%
Wells Fargo VT Growth                                         -31.84%          -7.30%          2.02%


* These returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, these returns would have been lower.

**Effective April 30, 2003, these Portfolios were liquidated and the proceeds attributable to the Contracts were placed in the Dreyfus VIF Money Market Variable Sub-Account.



(1) Effective 5/1/03 the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

(2) Each of the Portfolios' Class 2 shares (12b-1 class) were first offered on 5/1/97. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class 1 shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(3) Formerly Templeton Asset Strategy Fund. Performance shown prior to 5/1/00 is based on the TVP Asset Allocation Fund. On 5/1/00, the TVP Asset Allocation Fund was merged into the Templeton Asset Strategy Fund.

(4) Formerly Templeton International Securities Fund. Performance shown prior to 5/1/00 is based on the TVP International Fund. On 5/1/00, the TVP International Fund was merged into the Templeton International Securities Fund.






CALCULATION OF ACCUMULATION UNIT VALUES
------------------------------------------------------------------------------


The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time, 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

       (A) is the sum of:

               (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

       (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

       (C) is the sum of the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.



CALCULATION OF VARIABLE INCOME PAYMENTS
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We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide each such portion of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period. The assumed investment rate is an effective annual rate of 3%.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of age and sex, except in states that require the use of unisex tables.



GENERAL MATTERS
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INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require you to return the Contract to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.



EXPERTS
------------------------------------------------------------------------------
The financial statements of Allstate Life Insurance Company of New York as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Life of New York Separate Account A as of December 31, 2002 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS
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The financial statements of the Variable Account as of December 31, 2002 and for the periods in the two year period then ended, the financial statements of Allstate New York as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and related financial statement schedules and the accompanying Independent Auditors' Reports appear on the pages that follow. The financial statements of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contracts.

                       SELECTDIRECTIONS(SM) VARIABLE ANNUITY

                   Allstate Life Insurance Company of New York

                       Statement of Additional Information
                  Allstate Life of New York Separate Account A
                               dated May 1, 2003
                One Allstate Drive, Farmingville, New York 11738



Service Center
P.O. Box 82656
Lincoln, NE 68501-2656
Telephone Number: 1-800-632-3492

This Statement of Additional Information supplements the information in the prospectus for the SelectDirections(SM) Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2003, for the Contract. You may obtain a prospectus by writing or calling us at the service center address or telephone number listed above. (Effective May 16, 2003, the Home Office address of Allstate New York will be 100 Motor Parkway, Hauppauge, New York 11788-5107.)

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.


STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
-------------------------------------------------------------------

DESCRIPTION                                                         PAGE

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
THE CONTRACT

Purchases
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
PERFORMANCE INFORMATION
CALCULATION OF ACCUMULATION UNIT VALUES
CALCULATION OF VARIABLE INCOME PAYMENTS
GENERAL MATTERS
   Incontestability
   Settlements
   Safekeeping of the Variable Account's Assets
EXPERTS
FINANCIAL STATEMENTS

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

-----------------------------------------------------------------------

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.



THE CONTRACT

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The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.


PURCHASE OF CONTRACTS

We offer the Contracts to the public through brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Allstate New York. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

-----------------------------------------------------------------------

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. The performance figures shown do not reflect any applicable taxes.


STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)n = ERV

where:

         T        =     average annual total return

         ERV      =     ending redeemable value of a hypothetical 1,000
                        payment made at the beginning of 1, 5, or 10 year periods or shorter period

         n        =     number of years in the period

         1000     =     hypothetical $1,000 investment


When factoring in the withdrawal charge assessed upon redemption, we exclude the Preferred Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charges by (ii) an assumed average Contract size of $20,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 2002 are set out below. No standardized total returns are shown for the Van Kampen LIT Money Market Variable Sub-Account.

The Contracts were first offered to the public on September 22, 2000. Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contracts, as well as the withdrawal charge and contract maintenance charge described above.



The Variable Sub-Accounts commenced operations on the following dates:

AIM V.I.  Capital  Appreciation                    October 14, 1996
AIM V.I.  Core Equity                              October 14, 1996
AIM V.I.  Diversified  Income                      October 14, 1996
AIM V.I. International Growth                      October 14, 1996
AIM V.I. Premier Equity                            October 14, 1996
Fidelity VIP Growth                                May 22, 2000
Fidelity VIP High Income                           September 19, 2000
Fidelity VIP Overseas                              May 22, 2000
Fidelity VIP II Contrafund                         May 22, 2000
Fidelity VIP II Index 500                          September 21, 2000
Fidelity VIP II Investment Grade                   September 21, 2000
MFS Bond                                           September 21, 2000
MFS Investors Trust                                September 19, 2000
MFS High Income                                    September 21, 2000
MFS New Discovery                                  September 19, 2000
Oppenheimer Bond/VA                                September 19, 2000
Oppenheimer Capital Appreciation/VA                September 19, 2000
Oppenheimer Global Securities/VA                   September 19, 2000
Oppenheimer High Income/VA                         September 21, 2000
Oppenheimer Main Street Small Cap Fund/VA          September 21, 2000
Van Kampen Comstock                                September 21, 2000
Van Kampen Government                              November 4, 1987*
Van Kampen Emerging Growth                         September 21, 2000
Van Kampen Money Market                            September 21, 2000

*This date is when a sub-account was first established to invest in the Van Kampen LIT Domestic Income Portfolio, a predecessor to Van Kampen LIT Government Portfolio. On April 30, 2002, Van Kampen Domestic Income merged into Van Kampen Government, and for administrative convenience a successor sub-account was established to invest in the merged fund.

Standardized Total Return Since Inception, as of December 31, 2002



                                                                               10 Years or Since
Variable Sub-Account                                   1 Year       5 Years       Inception*

AIM V.I. Capital Appreciation                           -30.46%      -3.92%     -1.35%
AIM V.I. Diversified Income                             -4.14%       -0.03%     1.91%
AIM V.I. Core Equity                                    -21.80%      -2.59%     2.14%
AIM V.I. International Growth                           -21.89%      -4.88%     -2.09%
AIM V.I. Premier Equity                                 -36.29%      -3.85%     1.06%
Fidelity VIP Contrafund                                 -15.64%      N/A        -11.46%
Fidelity VIP Growth                                     -36.14%      N/A        -24.32%
Fidelity VIP High Income                                -3.01%       N/A        -14.30%
Fidelity VIP Index 500                                  -28.38%      N/A        -22.30%
Fidelity VIP Investment Grade Bond                      3.81%        N/A        7.29%
Fidelity VIP Overseas                                   -26.44%      N/A        -21.77%
MFS Bond                                                2.40%        N/A        6.53%
MFS Investors Trust                                     -27.11%      N/A        -20.85%
MFS High Income                                         -3.88%       N/A        -4.44%
MFS New Discovery                                       -37.65%      N/A        -24.98%
Oppenheimer Bond                                        2.50%        N/A        5.27%
Oppenheimer Capital Appreciation                        -32.94%      N/A        -25.31%
Oppenheimer Global Securities                           -28.27%      N/A        -20.11%
Oppenheimer High Income                                 -8.77%       N/A        -5.68%
Oppenheimer Main Street Small Cap                       -21.96%      N/A        -15.57%
Van Kampen LIT Comstock                                 -25.42%      N/A        -5.90%
Van Kampen LIT Emerging Growth                          -38.49%      N/A        -41.55%
Van Kampen LIT Money Market                             -5.20%       N/A        -0.29%
Van Kampen LIT Government**                             0.59%        N/A        6.08%


* These returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, these returns would have been lower.

** Standardized performance figures for periods prior to the Van Kampen LIT Government Sub-Account's inception on April 30, 2002 reflect the performance of the Van Kampen LIT Domestic Income Portfolio, which merged into the Government Portfolio on April 30, 2002.



NON-STANDARDIZED TOTAL RETURNS

From time to time, we also quote rates of return that may reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge. However, these rates of return may omit one or more charges such as withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

         Annualized Return = (1 + r 1/n) - 1

where r = cumulative rate of return for the period shown, and n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an Accumulation Unit.

Cumulative rates of return reflect the cumulative change in value of an Accumulation Unit over the period shown. Year-by-year rates of return reflect the change in value of an Accumulation Unit during the course of each year shown. We compute these returns by dividing the Accumulation Unit Value at the end of each period shown, by the Accumulation Unit Value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 5 and 10 year periods, or period since inception of the Variable Sub-Account's or underlying Portfolio's operations, as well as other periods, such as year-to-date (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; and the "n" most recent calendar years.

Where Contracts (or optional riders) are first offered after the inception date of a Variable Sub-Account or Portfolio, the non-standardized performance will reflect the performance of the Variable Sub-Account or Portfolio, adjusted to reflect, to the extent indicated, the current contract charges (and available riders) under the Contracts as if they had been available throughout the periods shown. No non-standardized total returns are shown for the Van Kampen LIT Money Market Variable Sub-Account.

The inception dates of the underlying Portfolios in which each Variable Sub-Account invests appear below.

We may advertise non-standardized total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We calculate such "adjusted historical total returns," using the same method that we use to compute non-standardized annualized total returns, except that instead of using the Variable Sub-Account inception dates, we use the inception dates of the underlying Portfolios in which the Variable Sub-Accounts invest and adjust such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under each Contract, but not including the withdrawal charge or contract maintenance charge. The adjusted historical total returns for the Variable Sub-Accounts using this method for the periods ended December 31, 2002 are set out below.



Adjusted Historical Total Returns Method 1, as of December 31, 2002.

                                                                         10 Years or Since
Variable Sub-Account                                   1 Year   5 Years      Inception*

AIM V.I. Capital Appreciation                         -25.30%      -3.47%     5.98%
AIM V.I. Diversified Income                           1.03%        0.37%      3.45%
AIM V.I. Core Equity                                  -16.63%      -2.16%     6.51%
AIM V.I. International Growth                         -16.72%      -4.41%     2.96%
AIM V.I. Premier Equity                               -31.13%      -3.41%     6.50%
Fidelity VIP Contrafund                               -10.48%      2.42%      10.87%
Fidelity VIP Growth                                   -30.98%      -1.59%     7.07%
Fidelity VIP High Income                              2.16%        -7.20%     2.17%
Fidelity VIP Index 500                                -23.22%      -2.08%     7.68%
Fidelity VIP Investment Grade Bond                    8.97%        6.14%      5.96%
Fidelity VIP Overseas                                 -21.27%      -5.14%     3.39%
MFS Bond                                              7.57%        4.50%      4.83%
MFS Investors Trust                                   -21.95%      -4.05%     4.37%
MFS High Income                                       1.29%        -1.80%     2.30%
MFS New Discovery                                     -32.48%      N/A        1.33%
Oppenheimer Bond                                      7.67%        4.26%      5.56%
Oppenheimer Capital Appreciation                      -27.77%      1.03%      8.79%
Oppenheimer Global Securities                         -23.10%      4.10%      10.52%
Oppenheimer High Income                               -3.61%       -3.30%     4.23%
Oppenheimer Main Street Small Cap                     -16.79%      N/A        -2.00%
Van Kampen LIT Comstock                               -20.25%      N/A        -2.18%
Van Kampen LIT Emerging Growth                        -33.33%      1.88%      7.75%
Van Kampen LIT Money Market                           -0.04%       2.62%      2.84%
Van Kampen LIT Government**                           8.25%        5.37%      5.11%


*These returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, these returns would have been lower.

**The adjusted historical performance figures for the Van Kampen LIT Government Variable Sub-Account are based on the historical performance of the Van Kampen LIT Government Portfolio. These figures do not reflect the performance of the Van Kampen LIT Domestic Income Portfolio which merged into the Van Kampen LIT Government Portfolio on April 30, 2002.


We also may advertise the adjusted historical total return using the historical performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under each Contract including the withdrawal charge and contract maintenance charge. The adjusted historical total returns for the Variable Sub-Accounts using this method for the periods ended December 31, 2002 are set out below. No adjusted historical total returns are shown for the Van Kampen LIT Money Market Variable Sub-Account.

The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.

                                                   Inception Date of
Variable Sub-Account                               Corresponding
                                                     Portfolio

AIM V.I. Capital Appreciation                      May 5, 1993
AIM V.I. Core Equity                               May 2, 1994
AIM V.I. Diversified Income                        May 5, 1993
AIM V.I. International Growth                      May 5, 1993
AIM V.I. Premier Equity                            May 5, 1993
Fidelity VIP Contrafund(R)                         January 3, 1995
Fidelity VIP Growth                                October 9, 1986
Fidelity VIP High Income                           September 19, 1985
Fidelity VIP Index 500                             August 27, 1992
Fidelity VIP Investment Grade Bond                 December 5, 1988
Fidelity VIP Overseas                              January 28, 1987
MFS Bond Series                                    October 24, 1995
MFS Investors Trust Series                         October 9, 1995
MFS High Income Series                             July 26, 1995
MFS New Discovery Series                           May 1, 1998
Oppenheimer Bond Fund/VA                           April 3, 1985
Oppenheimer Capital Appreciation Fund/VA           April 3, 1985
Oppenheimer Global Securities Fund/VA              November 12, 1990
Oppenheimer High Income/VA                         April 30, 1986
Oppenheimer Main Street Small Cap Fund/VA          May 1, 1998
Van Kampen LIT Comstock                            April 30, 1999
Van Kampen LIT Emerging Growth                     July 3, 1995
Van Kampen LIT Government                          November 4, 1987*

*This date is when a sub-account was first established to invest in the Van Kampen LIT Domestic Income Portfolio, a predecessor to Van Kampen LIT Government Portfolio. On April 30, 2002, Van Kampen Domestic Income merged into Van Kampen Government, and for administrative convenience a successor sub-account was established to invest in the merged fund.

Adjusted Historical Total Returns Method 2, as of December 31, 2002




                                                                                  10 Years or Since
Variable Sub-Account                                          1 Year     5 Years     Inception*

AIM V.I. Capital Appreciation                                 -30.46%      -3.92%        5.94%
AIM V.I. Diversified Income                                   -4.14%       -0.03%        3.39%
AIM V.I. Core Equity                                          -21.80%      -2.59%        6.47%
AIM V.I. International Growth                                 -21.89%      -4.88%        2.92%
AIM V.I. Premier Equity                                       -36.29%      -3.85%        6.46%
Fidelity VIP Contrafund                                       -15.64%      2.06%        10.84%
Fidelity VIP Growth                                           -36.14%      -2.01%        7.04%
Fidelity VIP High Income                                      -3.01%       -7.75%        2.13%
Fidelity VIP Index 500                                        -28.38%      -2.50%        7.64%
Fidelity VIP Investment Grade Bond                            3.81%        5.80%         5.91%
Fidelity VIP Overseas                                         -26.44%      -5.63%        3.35%
MFS Bond                                                      2.40%        4.15%         4.77%
MFS Investors Trust                                           -27.11%      -4.51%        4.32%
MFS High Income                                               -3.88%       -2.24%        2.24%
MFS New Discovery                                             -37.65%      N/A           0.93%
Oppenheimer Bond                                              2.50%        3.91%         5.51%
Oppenheimer Capital Appreciation                              -32.94%      0.65%         8.75%
Oppenheimer Global Securities                                 -28.27%      3.76%        10.49%
Oppenheimer High Income                                       -8.77%       -3.76%        4.18%
Oppenheimer Main Street Small Cap                             -21.96%      N/A          -2.46%
Van Kampen LIT Comstock                                       -25.42%      N/A          -3.24%
Van Kampen LIT Emerging Growth                                -38.49%      1.52%         7.71%
Van Kampen LIT Money Market                                   -5.20%       2.25%         2.78%
Van Kampen LIT Government**                                    3.09%       5.03%         5.05%



* These returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, these returns would have been lower.

**The adjusted historical performance figures for the Van Kampen LIT Government Variable Sub-Account are based on the historical performance of the Van Kampen LIT Government Portfolio. These figures do not reflect the performance of the Van Kampen LIT Domestic Income Portfolio which merged into the Van Kampen LIT Government Portfolio on April 30, 2002.


CALCULATION OF ACCUMULATION UNIT VALUES

----------------------------------------------------------------------


The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.


NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

          (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

          (2)  the  per  share   amount  of  any   dividend   or  capital   gain
               distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the sum of the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

 ---------------------------------------------------------------------


We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide each such portion of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period. The assumed investment rate is an effective annual rate of 3%.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of age and sex, except in states that require the use of unisex tables.

GENERAL MATTERS

-----------------------------------------------------------------------


INCONTESTABILITY

We will not contest the Contract after we issue it.


SETTLEMENTS

We may require you to return the Contract to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.


SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

EXPERTS
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The financial statements of Allstate Life Insurance Company of New York as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Life of New York Separate Account A as of December 31, 2002 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS
-----------------------------------------------------------------------

The financial statements of the Variable Account as of December 31, 2002 and for the periods in the two year period then ended, the financial statements of Allstate New York as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and related financial statement schedules and the accompanying Independent Auditors' Reports appear on the pages that follow. The financial statements of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK:

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2002 and 2001, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2002. Our audits also included Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance and Schedule V - Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 5, 2003

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                    --------------------------------------------

(IN THOUSANDS)                                                                          2002            2001            2000
                                                                                    ------------    ------------    ------------
REVENUES
Premiums (net of reinsurance ceded of $8,269, $5,494, $5,491)                       $     90,869    $    104,068    $    104,316
Contract charges                                                                          50,082          41,241          41,885
Net investment income                                                                    232,967         204,467         176,539
Realized capital gains and losses                                                        (10,172)          2,158          (5,181)
                                                                                    ------------    ------------    ------------
                                                                                         363,746         351,934         317,559
                                                                                    ------------    ------------    ------------
COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $2,987, $2,269, $715)                178,163         185,449         178,960
Interest credited to contractholder funds                                                 87,555          73,956          54,339
Amortization of deferred policy acquisition costs                                         23,535           7,187          13,744
Operating costs and expenses                                                              37,339          31,266          23,985
                                                                                    ------------    ------------    ------------
                                                                                         326,592         297,858         271,028
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE EFFECT OF
   CHANGE IN ACCOUNTING PRINCIPLE                                                         37,154          54,076          46,531
Income tax expense                                                                        12,975          18,517          15,616
                                                                                    ------------    ------------    ------------

INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE                         24,179          35,559          30,915
                                                                                    ------------    ------------    ------------
Cumulative effect of change in accounting for derivative financial
  instruments, after-tax                                                                       -            (147)              -
                                                                                    ------------    ------------    ------------
NET INCOME                                                                                24,179          35,412          30,915
                                                                                    ------------    ------------    ------------

OTHER COMPREHENSIVE INCOME, AFTER TAX
Change in unrealized net capital gains and losses                                         50,660             753          88,008
                                                                                    ------------    ------------    ------------
COMPREHENSIVE INCOME                                                                $     74,839    $     36,165    $    118,923
                                                                                    ============    ============    ============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION

                                                                                                    DECEMBER 31,
                                                                                           ------------------------------

(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                          2002             2001
                                                                                           -------------    -------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $3,283,274 and $2,678,265)       $   3,736,416    $   2,894,461
   Mortgage loans                                                                                323,142          242,727
   Short-term                                                                                    104,200           57,507
   Policy loans                                                                                   33,758           33,160
                                                                                           -------------    -------------
      Total investments                                                                        4,197,516        3,227,855

Cash                                                                                              21,686            7,375
Deferred policy acquisition costs                                                                166,925          156,615
Accrued investment income                                                                         42,197           33,601
Reinsurance recoverables                                                                           2,146            2,327
Current income taxes receivable                                                                      914                -
Other assets                                                                                      10,244           13,800
Separate Accounts                                                                                537,204          602,657
                                                                                           -------------    -------------
        TOTAL ASSETS                                                                       $   4,978,832    $   4,044,230
                                                                                           =============    =============

LIABILITIES
Reserve for life-contingent contract benefits                                              $   1,556,627    $   1,307,289
Contractholder funds                                                                           2,051,429        1,438,640
Current income taxes payable                                                                           -            6,049
Deferred income taxes                                                                             94,771           64,612
Other liabilities and accrued expenses                                                           188,371          164,399
Payable to affiliates, net                                                                         5,471              427
Reinsurance payable to parent                                                                      1,144            1,181
Separate Accounts                                                                                537,204          602,657
                                                                                           -------------    -------------
        TOTAL LIABILITIES                                                                      4,435,017        3,585,254
                                                                                           -------------    -------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100,000 shares authorized and outstanding                             2,500            2,500
Additional capital paid-in                                                                        55,787           45,787
Retained income                                                                                  315,873          291,694
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                       169,655          118,995
                                                                                           -------------    -------------
        Total accumulated other comprehensive income                                             169,655          118,995
                                                                                           -------------    -------------
        TOTAL SHAREHOLDER'S EQUITY                                                               543,815          458,976
                                                                                           -------------    -------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                         $   4,978,832    $   4,044,230
                                                                                           =============    =============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                       DECEMBER 31,
                                                                      ----------------------------------------------
(IN THOUSANDS)                                                            2002            2001             2000
                                                                      -------------   -------------    -------------
COMMON STOCK                                                          $       2,500   $       2,500    $       2,500
                                                                      -------------   -------------    -------------

ADDITIONAL CAPITAL PAID IN
Balance, beginning of year                                                   45,787          45,787           45,787
Capital contribution                                                         10,000               -                -
                                                                      -------------   -------------    -------------
Balance, end of year                                                         55,787          45,787           45,787
                                                                      -------------   -------------    -------------

RETAINED INCOME
Balance, beginning of year                                                  291,694         256,282          225,367
Net income                                                                   24,179          35,412           30,915
                                                                      -------------   -------------    -------------
Balance, end of year                                                        315,873         291,694          256,282
                                                                      -------------   -------------    -------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                  118,995         118,242           30,234
Change in unrealized net capital gains and losses                            50,660             753           88,008
                                                                      -------------   -------------    -------------
Balance, end of year                                                        169,655         118,995          118,242
                                                                      -------------   -------------    -------------

TOTAL SHAREHOLDER'S EQUITY                                            $     543,815   $     458,976    $     422,811
                                                                      =============   =============    =============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                                                YEAR ENDED DECEMBER 31,
                                                                                      --------------------------------------------

(IN THOUSANDS)                                                                             2002            2001          2000
                                                                                      --------------   -----------  --------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                            $       24,179   $    35,412  $       30,915
Adjustments to reconcile net income to net cash provided by operating activities
     Amortization and other non-cash items                                                   (48,233)      (50,375)        (45,051)
     Realized capital gains and losses                                                        10,172        (2,158)          5,181
     Cumulative effect of change in accounting for derivative financial instruments                -           147               -
     Interest credited to contractholder funds                                                87,555        73,956          54,339
     Changes in:
         Life-contingent contract benefits and contractholder funds                           48,192        67,917          73,191
         Deferred policy acquisition costs                                                   (33,316)      (44,007)        (25,303)
         Income taxes                                                                         (4,083)        5,429           4,305
         Other operating assets and liabilities                                                4,352       (14,095)        (11,916)
                                                                                      --------------   -----------  --------------
             Net cash provided by operating activities                                        88,818        72,226          85,661
                                                                                      --------------   -----------  --------------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                                               242,113       231,977         164,125
Investment collections
     Fixed income securities                                                                 215,774        94,121          42,449
     Mortgage loans                                                                           17,012        15,460          15,681
Investments purchases
     Fixed income securities                                                              (1,039,671)     (650,545)       (516,908)
     Mortgage loans                                                                          (97,076)      (50,200)        (55,914)
Change in short-term investments, net                                                        (13,972)       10,361          16,139
Change in other investments, net                                                               1,526             -               -
Change in policy loans, net                                                                     (598)       (1,388)           (663)
                                                                                      --------------   -----------  --------------
             Net cash used in investing activities                                          (674,892)     (350,214)       (335,091)
                                                                                      --------------   -----------  --------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                                          10,000             -               -
Contractholder fund deposits                                                                 760,116       474,849         408,711
Contractholder fund withdrawals                                                             (169,731)     (191,648)       (158,254)
                                                                                      --------------   -----------  --------------
             Net cash provided by financing activities                                       600,385       283,201         250,457
                                                                                      --------------   -----------  --------------

NET INCREASE IN CASH                                                                          14,311         5,213           1,027
CASH AT BEGINNING OF YEAR                                                                      7,375         2,162           1,135
                                                                                      --------------   -----------  --------------
CASH AT END OF YEAR                                                                   $       21,686   $     7,375  $        2,162
                                                                                      ==============   ===========  ==============

                       See notes to financial statements.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION
     The accompanying financial statements include the accounts of Allstate Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform to the 2002 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities, totaled $5.4 million for 2002. Non-cash transactions of $256 thousand have been excluded from investment purchases and sales for 2001 on the Statements of Cash Flows to conform to current period presentation. There were no exchanges or modifications in 2001 or 2000 and no non-cash transactions in 2000.

NATURE OF OPERATIONS
     The Company markets a diversified group of products to meet customers' lifetime needs in the areas of financial protection and retirement solutions in the state of New York through exclusive Allstate agencies, financial services firms, direct marketing and specialized brokers. The Company's products include term life insurance; whole life and universal life insurance; annuities such as fixed annuities, market value adjusted annuities and treasury-linked annuities; variable annuities; immediate annuities; and other protection products such as accidental death and hospital indemnity. Although the Company currently benefits from agreements with financial service entities that market and distribute its products, change in control of these non-affiliated entities with which the Company has distribution agreements could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. From time to time, Congress has considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the federal income tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to deferred and immediate annuities, and life insurance, including interest-sensitive life insurance. Recent proposals to eliminate the double taxation of dividends and to permit the establishment of tax-free lifetime savings and retirement savings accounts could substantially reduce the tax-advantaged nature of many insurance products. If such proposals were to be adopted, they could have a material adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
     Fixed income securities include bonds and asset-backed and mortgage-backed securities. All fixed income securities are carried at fair value and are classified as available for sale. The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilize internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon, and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. Periodic changes in fair values are reported as a component of Other comprehensive income net of deferred taxes, certain life and annuity deferred policy acquisition costs and certain reserves for life-contingent benefits and are reclassified to Net income only when supported by the consummation of a transaction with an unrelated third party, or when declines in fair values are deemed other than temporary. Cash received from calls, principal payments and make-whole payments is reflected as a component of Proceeds from sales, and cash received from maturities and pay-downs is reflected as a component of Investment collections on the Statements of Cash Flows.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions and other factors.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and generally include the reinvestment of collateral received in connection with certain securities lending activities. For securities lending transactions, the Company records an offsetting liability in Other liabilities and accrued expenses for the Company's obligation to repay the collateral. Other investments, which consist primarily of policy loans, are carried at the unpaid principal balances.

     Investment income consists of interest that is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on security dispositions, write-downs in value due to other than temporary declines in fair value, and changes in the value of certain derivative instruments.

     The Company writes down to fair value any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired. Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the duration and extent to which the fair value has been less than amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

DERIVATIVE FINANCIAL INSTRUMENTS
     The Company adopted the provisions of Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," and SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," as of January 1, 2001. The impact of SFAS No. 133 and SFAS No. 138 (the "statements") to the Company was a loss of $147 thousand, after-tax, and is reflected as a cumulative effect of change in accounting principle on the Statements of Operations and Comprehensive Income.

     The statements require that all derivatives be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through Net income. If the derivative is designated as a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through Net income or recognized in Accumulated other comprehensive income until the hedged item is recognized in Net income.

     The Company manages interest rate risk by holding financial futures contracts that are derivative financial instruments and by a re-investment related risk transfer reinsurance agreement with ALIC that meets the accounting definition of a derivative (See Note 3). Derivatives are accounted for on a fair value basis, and reported as Other assets or Other liabilities and accrued expenses, as appropriate. Beginning in January 2001, hedge accounting is not applied to the strategies which utilize the financial futures contracts for interest rate risk management purposes. Therefore, the gains and losses pertaining to the change in the fair value of the financial futures contracts and the re-investment risk related transfer reinsurance agreement are recognized in Realized capital gains and losses during the period on a current basis.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

SECURITIES LOANED
     Securities loaned are treated as financing arrangements and are recorded in Short-term investments, Fixed income securities and Other liabilities and accrued expenses at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned are with large brokerage firms.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED
     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Interest-sensitive life insurance contracts, such as universal life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as Contractholder funds deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as Contractholder funds. Contract charges for investment contracts consist of charges assessed against the contractholder account balance for contract administration and surrender charges. These revenues are recognized when levied against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed rates.

     Variable annuity contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts account values for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

DEFERRED POLICY ACQUISITION COSTS
     The Company establishes a deferred asset for certain costs that vary with and are primarily related to acquiring business. These costs, principally agents' and brokers' remuneration, certain underwriting costs and direct mail solicitation expenses, are deferred and recorded as Deferred policy acquisition costs ("DAC"). All other acquisition expenses are charged to operations as incurred and included in Operating costs and expenses on the Statements of Operations and Comprehensive Income. DAC is periodically reviewed as to recoverability and written down when necessary.

     For traditional life insurance and other premium paying contracts, such as immediate annuities with life contingencies and limited payment contracts, these costs are amortized over the premium paying period of the related policies in proportion to the estimated revenue on such business. Assumptions relating to estimated

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

revenue, as well as to all other aspects of the DAC and reserve calculations, are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business inforce, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the contracts.

     For internal exchanges of traditional life insurance and immediate annuities with life contingencies, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life insurance, variable annuities and investment contracts, DAC is amortized in relation to the present value of estimated gross profits ("EGP") on such business over the estimated lives of the contracts. Generally, the amortization period ranges from 15-30 years, however an assumed surrender rate is also used which results in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of EGP. EGP consists of the following components: margins from mortality, including guaranteed minimum death and income benefits, investment margin, including realized capital gains and losses, and contract administration, surrender and other contract charges less maintenance expenses. The estimation of EGP requires judgment, including the forecasting of highly uncertain events such as the level of surrenders at the end of a surrender charge period and, in some cases, future equity market performance. In estimating the impact of highly uncertain events, the Company considers historical experience as well as current trends.

     In particular, a significant degree of judgment is involved with estimating future levels of EGP for the Company's variable annuity contracts as future fee income and guaranteed minimum death benefits ("GMDBs") are highly sensitive to equity market performance. The Company's variable annuity DAC amortization methodology includes a long-term market return assumption for account values of approximately 9.25%, or 8.0% after average mortality and expense fees of 1.25%. When market returns vary from the 8.0% long-term expectation or mean, the Company assumes a reversion to the mean over a seven-year period, which includes two prior years and five future years. The assumed returns over this period are limited to a range between 0% to 13.25% after mortality and expense fees. The costs associated with GMDBs are included in EGP. Generally, less DAC is amortized during periods in which the GMDBs are higher than projected. However, if projected GMDBs cause DAC to be not fully recoverable, DAC will be written down to an amount deemed recoverable.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC. All such adjustments are reflected in the current results of operations.

     The Company currently performs quarterly reviews of DAC recoverability for interest-sensitive life insurance, variable annuities and investment contracts in the aggregate using current assumptions. Future volatility in the equity markets of similar or greater magnitude may result in disproportionate changes in the amortization of DAC. If a change in the amount of EGP is significant, it could result in the unamortized DAC not being recoverable, resulting in a charge which is reflected as a component of Amortization of deferred policy acquisitions costs on the Statements of Operations and Comprehensive Income.

REINSURANCE RECOVERABLES
     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers (See Note 8). The amounts reported in the Statements of Financial Position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable are regularly evaluated by the Company and allowances for uncollectible reinsurance are established as appropriate.

     The Company has a reinsurance treaty through which it cedes primarily re-investment related risk on its structured settlement annuities to ALIC. The terms of this treaty meet the accounting definition of a derivative under SFAS No. 133. Accordingly, the treaty is recorded in the Statement of Financial Position at fair value, and

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

changes in the fair value of the treaty are recognized in Realized capital gains and losses. Premiums paid to ALIC are included in Operating costs and expenses (See Note 3).

INCOME TAXES
     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS
     The assets and liabilities related to variable annuity contracts are legally segregated and recorded as assets and liabilities of the Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees and mortality, surrender and expense risk charges reflected as Contract charges. Deposits to the Separate Accounts are not included in the Statements of Cash Flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the underlying mutual funds of the Separate Accounts may not meet their stated investment objectives.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
   The Reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, are computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Mortality, morbidity and termination assumptions are based on Company and industry experience prevailing at the time of issue, and expense assumptions include the estimated effects of inflation and expenses to be incurred beyond the premium paying period. Future investment yield assumptions are determined at the time of issue based upon prevailing investment yields as well as forecasted reinvestment yields. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserve is recorded as a reduction in Unrealized net capital gains and losses included in Accumulated other comprehensive income.

CONTRACTHOLDER FUNDS
     Contractholder funds arise from the issuance of interest-sensitive life insurance policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in Note 6.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS
     Commitments to extend mortgage loans have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Statements of Financial Position. The contractual amounts and fair values of these instruments are outlined in Note 5.

USE OF ESTIMATES
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

PENDING ACCOUNTING STANDARDS

     On July 31, 2002, the American Institute of Certified Public Accountants issued an exposure draft Statement of Position ("SOP") entitled "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". The accounting guidance contained in the proposed SOP applies to several of the Company's products and product features. The proposed effective date of the SOP is fiscal years beginning after December 15, 2003, with earlier adoption encouraged. If adopted early, the provisions of the SOP must be applied as of the beginning of the fiscal year. Accordingly, if the SOP were adopted during an interim period of 2003, prior interim periods would be restated. A provision of the proposed SOP requires the establishment of a liability in addition to the account balance for contracts and contract features that provide guaranteed death or other insurance benefits. The finalized SOP may also require a liability for guaranteed income benefits. These liabilities are not currently recognized by the Company, and their establishment may have a material impact on the Statements of Operations and Comprehensive Income depending on the market conditions at the time of adoption, but is not expected to have a material impact on the Company's Statements of Financial Position.

     The FASB has exposed guidance that addresses the accounting for certain modified coinsurance agreements. The guidance has been exposed as FASB Interpretation of Statement 133 Implementation Issue No. B36, "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument." The proposed guidance requires recognizing an embedded derivative in certain reinsurance agreements when certain conditions are met. The initial impact of adopting the proposed guidance would be recorded as a cumulative adjustment to Net income in the first fiscal quarter beginning after June 15, 2003. The Company has no reinsurance arrangements that would be subject to the proposed guidance. Accordingly, the potential impact of recognizing embedded derivatives pursuant to the requirements of the proposed guidance is expected to be immaterial to both the Company's Statements of Financial Position and Statements of Operations and Comprehensive Income.

3.   RELATED PARTY TRANSACTIONS

REINSURANCE
     The Company has reinsurance agreements with ALIC in order to limit aggregate and single exposure on large risks and to reduce re-investment related risk on its structured settlement annuity business. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured (See Note 8). Additionally, the Company entered into a reinsurance treaty through which it primarily cedes re-investment related risk on its structured settlement annuities to ALIC. Under the terms of the treaty, the Company pays a premium to ALIC that varies with the aggregate structured settlement annuity reserve balance, which was $1.75 billion at December 31, 2002. In return, ALIC guarantees that the yield on the portion of the Company's investment portfolio that supports structured settlement annuity liabilities will not fall below contractually determined rates. During 2002, the Company ceded premium to ALIC of $2.4 million related to structured settlement annuities that is included in Operating costs and expenses.

STRUCTURED SETTLEMENT ANNUITIES
     The Company issued $23.8 million, $23.7 million and $16.2 million of structured settlement annuities, a type of immediate annuity, in 2002, 2001 and 2000, respectively, at prices based upon interest rates in effect at the time of issuance, to fund structured settlement annuities in matters involving AIC. Of these amounts, $7.5 million, $4.9 million and $4.5 million relate to structured settlement annuities with life contingencies and are included in premium income in 2002, 2001 and 2000, respectively. Additionally, the reserve for life-contingent contract benefits was increased by approximately 94% of such premium received in each of these years. In most cases, these annuities were issued to Allstate Settlement Corporation ("ASC") for cases issued prior to July 1, 2001 and to Allstate Assignment Company ("AAC") for cases issued after July 1, 2001. Both are subsidiaries of ALIC, which, under a "qualified assignment", assumed AIC's obligation to make the future payments to annuitants.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     AIC has issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. ASC has entered into General Indemnity Agreements pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities covered by the surety bonds were $1.43 billion and $1.40 billion at December 31, 2002 and 2001, respectively.

BUSINESS OPERATIONS
     The Company utilizes services performed by its affiliates, AIC, ALIC and Allstate Investments LLC as well as business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $34.9 million, $26.6 million and $15.6 million in 2002, 2001 and 2000, respectively. A portion of these expenses relate to the acquisition of business and are deferred and amortized over the contract period.

DEBT
     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement at December 31, 2002 and 2001, respectively.

BROKER/DEALER AGREEMENT
     Beginning May 1, 2000, the Company receives underwriting and distribution services from Allstate Distributors, L.L.C. ("ADLLC"), a broker-dealer company owned by ALIC, for certain variable annuity contracts sold pursuant to a joint venture agreement between the Company and a third party which was dissolved in 2002. The Company incurred $4.2 million, $10.5 million and $10.9 million of commission expenses and other distribution expenses payable to ADLLC during 2002, 2001 and 2000, respectively. Other distribution expenses include administrative, legal, financial management and sales support that the Company provides to ADLLC, for which the Company earned administration fees of $83 thousand and $127 thousand for the years ended December 31, 2002 and 2001, respectively. The Company did not earn administration fees in 2000. Other distribution expenses also include marketing expenses for subsidized interest rates associated with the Company's dollar cost averaging program offered on variable annuities, for which ADLLC reimbursed the Company $60 thousand, $855 thousand and $549 thousand for the years ended December 31, 2002, 2001 and 2000, respectively.

INCOME TAXES
     The Company is a party to a federal income tax allocation agreement with the Corporation (See note 10).

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

4.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

(IN THOUSANDS)                                                           GROSS UNREALIZED
                                                   AMORTIZED      --------------------------------        FAIR
                                                     COST             GAINS             LOSSES            VALUE
                                                 -------------    --------------    --------------    --------------
AT DECEMBER 31, 2002
U.S. government and agencies                     $     431,768    $      176,323    $            -    $      608,091
Municipal                                              119,041             7,135               (20)          126,156
Corporate                                            1,894,805           208,475           (25,384)        2,077,896
Foreign government                                     187,833            54,381                 -           242,214
Mortgage-backed securities                             594,087            30,185            (1,010)          623,262
Asset-backed securities                                 55,740             3,058                (1)           58,797
                                                 -------------    --------------    --------------    --------------
     Total fixed income securities               $   3,283,274    $      479,557    $      (26,415)   $    3,736,416
                                                 =============    ==============    ==============    ==============

AT DECEMBER 31, 2001
U.S. government and agencies                     $     419,492    $       96,208    $         (517)   $      515,183
Municipal                                              150,543             3,695               (47)          154,191
Corporate                                            1,467,636            96,973           (18,492)        1,546,117
Foreign government                                     160,115            21,710               (16)          181,809
Mortgage-backed securities                             425,635            16,737              (228)          442,144
Asset-backed securities                                 54,844             1,081              (908)           55,017
                                                 -------------    --------------    --------------    --------------
     Total fixed income securities               $   2,678,265    $      236,404    $      (20,208)   $    2,894,461
                                                 =============    ==============    ==============    ==============

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2002:

                                                                    AMORTIZED             FAIR
(IN THOUSANDS)                                                        COST                VALUE
                                                                 ----------------    ----------------
Due in one year or less                                          $         27,257    $         27,695
Due after one year through five years                                     360,767             385,498
Due after five years through ten years                                    804,754             873,129
Due after ten years                                                     1,440,669           1,768,035
                                                                 ----------------    ----------------
                                                                        2,633,447           3,054,357
Mortgage- and asset-backed securities                                     649,827             682,059
                                                                 ----------------    ----------------
  Total                                                          $      3,283,274    $      3,736,416
                                                                 ================    ================

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment, mortgage- and asset-backed securities have not been reflected based on their contractual maturities.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

NET INVESTMENT INCOME

(IN THOUSANDS)                                                                  YEAR ENDED DECEMBER 31,
                                                                    ------------------------------------------------
                                                                        2002             2001             2000
                                                                    --------------   --------------   --------------
Fixed income securities                                             $      214,920   $      189,793   $      160,919
Mortgage loans                                                              20,336           16,677           14,899
Other                                                                        4,501            6,762            5,829
                                                                    --------------   --------------   --------------
    Investment income, before expense                                      239,757          213,232          181,647
    Investment expense                                                       6,790            8,765            5,108
                                                                    --------------   --------------   --------------
    Net investment income                                           $      232,967   $      204,467 $        176,539
                                                                    ==============   ==============   ==============

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                                                  YEAR ENDED DECEMBER 31,
                                                                         2002             2001              2000
                                                                    -------------     ------------     -------------
Fixed income securities                                             $     (11,886)    $      1,514     $      (5,820)
Mortgage loans                                                                419              166               697
Other                                                                       1,295              478               (58)
                                                                    -------------     ------------     -------------
   Realized capital gains and losses                                      (10,172)           2,158            (5,181)
   Income taxes                                                             3,677             (764)            1,866
                                                                    -------------     ------------     -------------
   Realized capital gains and losses, after-tax                     $      (6,495)    $      1,394     $      (3,315)
                                                                    =============     ============     =============

     Realized capital gains and losses by transaction type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                                                  YEAR ENDED DECEMBER 31,
                                                                        2002             2001              2000
                                                                    -------------     ------------     -------------
Investment write-downs                                              $     (15,760)    $     (1,371)    $      (3,789)
Sales
     Fixed income securities                                                3,874            2,885            (2,031)
     Other                                                                  1,499              478               (58)
                                                                    -------------     ------------     -------------
     Total sales                                                            5,373            3,363            (2,089)

Valuation of derivative instruments                                          (204)              -                -
Realized capital gains and losses on other securities                         419              166               697
                                                                    -------------     ------------     -------------
     Realized capital gains and losses                                    (10,172)           2,158            (5,181)
     Income taxes                                                           3,677             (764)            1,866
                                                                    -------------     ------------     -------------
     Realized capital gains and losses, after-tax                   $      (6,495)    $      1,394     $      (3,315)
                                                                    =============     ============     =============

     Excluding calls and prepayments, gross gains of $11.7 million, $7.4 million and $3.0 million and gross losses of $7.8 million, $4.5 million and $5.0 million were realized on sales of fixed income securities during 2002, 2001 and 2000, respectively.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in shareholder's equity at December 31, 2002 are as follows:

(IN THOUSANDS)                                                               GROSS UNREALIZED
                                                            FAIR       -----------------------------    UNREALIZED
                                                            VALUE         GAINS           LOSSES         NET GAINS
                                                         ------------  -------------    ------------  --------------
Fixed income securities                                  $  3,736,416  $     479,557    $    (26,415) $      453,142
                                                         ============  =============    ============
Deferred income taxes, deferred policy acquisition
   costs and other                                                                                          (283,487)
                                                                                                      --------------
Unrealized net capital gains and losses                                                               $      169,655
                                                                                                      ==============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

(IN THOUSANDS)                                                                         YEAR ENDED DECEMBER 31,
                                                                          --------------------------------------------------
                                                                               2002              2001              2000
                                                                          --------------    --------------    --------------
Fixed income securities                                                   $      236,946    $          151    $      161,716
Deferred income taxes, deferred policy acquisition costs and other              (186,286)              602           (73,708)
                                                                          --------------    --------------    --------------
   Increase in unrealized net capital gains and losses                    $       50,660    $          753    $       88,008
                                                                          ==============    ==============    ==============

INVESTMENT LOSS PROVISIONS AND VALUATION ALLOWANCES
     Pretax provisions for investment losses, principally relating to write-downs on fixed income securities, were $15.8 million, $1.3 million and $3.1 million in 2002, 2001 and 2000, respectively.

MORTGAGE LOAN IMPAIRMENT
     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company had no impaired loans at December 31, 2002 or 2001.

     There were no valuation allowance balances at December 31, 2002 or 2001. The valuation allowance for mortgage loans at December 31, 2000 was $119 thousand. Net reductions to the mortgage loan valuation allowances were $119 thousand and $481 thousand for the years ended December 31, 2001 and 2000, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT INFORMATION
     The Company maintains a diversified portfolio of municipal bonds that represents 3.4% of the Company's fixed income security portfolio. Except for the following states, holdings in no other state exceeded 5.0% of the portfolio at December 31:

(% of municipal bond portfolio carrying value)                   2002          2001
                                                               --------     ---------
     California                                                   21.0%         15.0%
     Texas                                                        20.3             -
     Pennsylvania                                                 11.7          12.8
     Ohio                                                         10.0           7.2
     Delaware                                                      8.9             -
     Illinois                                                        -          10.8
     Missouri                                                        -           8.6
     Florida                                                         -           8.2
     Alaska                                                          -           6.5
     Mississippi                                                     -           6.4
     Utah                                                            -           5.2

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The states with the largest portion of the commercial mortgage loan portfolio are listed below. Except for the following, holdings in no other state exceeded 5.0% of the portfolio at December 31:

(% of commercial mortgage portfolio carrying value)              2002          2001
                                                               --------     ---------
     California                                                   20.8%         24.9%
     New York                                                     18.3          22.1
     Illinois                                                     17.7          14.3
     New Jersey                                                   14.4          17.8
     Pennsylvania                                                 12.5          13.4

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

(% of commercial mortgage portfolio carrying value)              2002          2001
                                                               --------     ---------
     Office buildings                                              23.3%         26.9%
     Retail                                                        28.2          25.5
     Warehouse                                                     17.7          19.5
     Apartment complex                                             19.8          18.4
     Industrial                                                     2.9           3.9
     Other                                                          8.1           5.8
                                                               --------     ---------
                                                                  100.0%        100.0%
                                                               ========     =========

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2002, are as follows:

                                NUMBER OF LOANS         CARRYING VALUE       PERCENT
                             ---------------------   --------------------   ----------
                                                       (IN THOUSANDS)
           2003                       -              $                  -            -%
           2004                       1                               911          0.3
           2005                       2                             6,238          1.9
           2006                       5                            29,615          9.2
           2007                       5                            15,320          4.7
           Thereafter                 65                          271,058         83.9
                             ---------------------   --------------------   ----------
                  Total               78             $            323,142        100.0%
                             =====================   ====================   ==========

     In 2002, $763 thousand of commercial mortgage loans were contractually due and paid.

SECURITIES LENDING
     The Company participates in securities lending programs, primarily as an investment yield enhancement, with third parties, such as large brokerage firms. At December 31, 2002 and 2001, fixed income securities with a carrying value of $160.0 million and $140.3 million, respectively, have been loaned under these lending agreements. In return, the Company receives cash that is subsequently invested and included in Short-term investments and Fixed income securities with an offsetting liability recorded in Other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $370 thousand, $572 thousand and $109 thousand, for the years ending December 31, 2002, 2001 and 2000, respectively.

SECURITIES ON DEPOSIT
     At December 31, 2002, fixed income securities with a carrying value of $2.3 million were on deposit with regulatory authorities as required by law.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

5.   FINANCIAL INSTRUMENTS
     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including Deferred policy acquisition costs and Reinsurance recoverables) and liabilities (including Reserve for life-contingent contract benefits and Deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as Accrued investment income and Cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
     The carrying value and fair value of financial assets at December 31, are as follows:

(IN THOUSANDS)                                                 2002                               2001
                                                  -------------------------------     ------------------------------
                                                     CARRYING           FAIR            CARRYING           FAIR
                                                      VALUE             VALUE             VALUE            VALUE
                                                  -------------     -------------     -------------    -------------
Fixed income securities                           $   3,736,416     $   3,736,416     $   2,894,461    $   2,894,461
Mortgage loans                                          323,142           355,578           242,727          247,670
Short-term investments                                  104,200           104,200            57,507           57,507
Policy loans                                             33,758            33,758            33,160           33,160
Separate Accounts                                       537,204           537,204           602,657          602,657

     The fair value of publicly traded fixed income securities is based on independent market quotations or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilized internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate Accounts assets are carried in the Statements of Financial Position at fair value based on independent market quotations.

FINANCIAL LIABILITIES
     The carrying value and fair value of financial liabilities at December 31, are as follows:

(IN THOUSANDS)                                                   2002                              2001
                                                     ------------------------------    -----------------------------
                                                       CARRYING           FAIR          CARRYING           FAIR
                                                        VALUE             VALUE           VALUE            VALUE
                                                     -------------     ------------    ------------     ------------
Contractholder funds on investment contracts         $   1,778,022     $  2,026,492    $  1,173,357     $  1,155,665
Separate Accounts                                          537,204          537,204         602,657          602,657

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered to be financial instruments subject to fair value disclosure. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges and immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Separate Accounts liabilities are carried in the Statements of Financial Position at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS
     The Company utilizes financial futures contracts to reduce its exposure to market risk, specifically interest rate risk, in conjunction with asset/liability management. The Company does not hold or issue these instruments

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

for trading purposes. Financial futures are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability management, the Company generally utilizes futures to manage its market risk related to forecasted investment purchases and sales.

     Futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require security deposits, as well as the daily cash settlement of margins. The Company pledged securities with a fair value of $176 thousand as collateral at December 31, 2002.

     The fair value of the re-investment related risk transfer reinsurance agreement is based on valuation models which utilize independent third party data as inputs.

     The following table summarizes the notional amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments:

                                                                                            CARRYING
                                         NOTIONAL         CREDIT           FAIR               VALUE
(IN THOUSANDS)                            AMOUNT         EXPOSURE          VALUE          (LIABILITIES)
                                       ------------    ------------     -----------       -------------
AT DECEMBER 31, 2002
Financial futures contracts            $      6,000    $          -     $       (26)      $         (26)
Structured settlement annuity
 reinsurance agreement                            -               -            (209)               (209)

     At December 31, 2001, the Company did not hold any derivative financial instruments.

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting agreements.

     The Company manages its exposure to credit risk primarily by establishing risk control limits. To date, the Company has not incurred any losses as financial futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require daily cash settlement of margins.

     Fair value is the estimated amount that the Company would receive (pay) to terminate or assign the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     A summary of the contractual amounts and fair values of off-balance-sheet financial instruments at December 31, 2002 is presented below. There were no off-balance-sheet financial instruments at December 31, 2001.

                                                                     CONTRACTUAL
                                                                        AMOUNT             FAIR VALUE
                                                                  -------------------   -----------------
(IN THOUSANDS)
Commitments to purchase private placement securities              $             2,500   $               -
Commitments to extend mortgage loans                                           11,500                 115

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Private placement commitments represent conditional commitments to purchase private placement debt at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made, as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

6.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the Reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                                          2002             2001
                                                                    -------------    -------------
Immediate annuities:
   Structured settlement annuities                                  $   1,471,278    $   1,224,391
   Other immediate annuities                                                5,334            5,079
Traditional life                                                           77,504           75,082
Other                                                                       2,511            2,737
                                                                    -------------    -------------
   Total Reserve for life-contingent contract benefits              $   1,556,627    $   1,307,289
                                                                    =============    =============

     The following table highlights the key assumptions generally utilized in calculating the Reserve for life-contingent contract benefits:

        PRODUCT                         MORTALITY                   INTEREST RATE             ESTIMATION METHOD
Structured settlement        U.S. population with projected      Interest rate            Present value of
annuities                    calendar year improvements; age     assumptions range        contractually specified
                             rated up for impaired lives         from 5.7% to 9.5%        future benefits
                             grading to standard

Other immediate              1983 group annuity mortality        Interest rate            Present value of expected
annuities                    table                               assumptions range        future benefits based on
                                                                 from 3.0% to 11.5%       historical experience

Traditional life             Actual Company experience plus      Interest rate            Net level premium reserve
                             loading                             assumptions range        method using the
                                                                 from 4.0% to 8.0%        Company's withdrawal
                                                                                          experience rates

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, premium deficiency reserves are established and have been recorded for certain immediate annuities with life contingencies. A liability of $149.5 million and $13.5 million is included in the Reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2002 and 2001, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in Accumulated other comprehensive income.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     At December 31, Contractholder funds consist of the following:

(IN THOUSANDS)                                                          2002             2001
                                                                    -------------    -------------
Interest-sensitive life                                             $     275,360    $     256,462
Investment contracts:
   Immediate annuities                                                    448,402          440,788
   Fixed annuities                                                      1,327,667          741,390
                                                                    -------------    -------------
   Total Contractholder funds                                       $   2,051,429    $   1,438,640
                                                                    =============    =============

     Contractholder funds activity for the year ended December 31, was as follows:

(IN THOUSANDS)                                                          2002             2001
                                                                    -------------    -------------
Balance, beginning of year                                          $   1,438,640    $   1,109,181
   Deposits                                                               759,378          474,849
   Surrenders and withdrawals                                            (116,485)         (92,039)
   Death benefits                                                         (17,257)         (10,623)
   Interest credited to contractholder funds                               87,555           73,956
   Transfers (to) from Separate Accounts                                  (35,981)         (88,986)
   Other adjustments                                                      (64,421)         (27,698)
                                                                    -------------    -------------
Balance, end of year                                                $   2,051,429    $   1,438,640
                                                                    =============    =============

     The following table highlights the key contract provisions relating to Contractholder funds:

           PRODUCT                         INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
Interest-sensitive life           Interest rates credited range       Either a percentage of account balance or
insurance                         from 5.0% to 6.3%                   dollar amount grading off generally over 20
                                                                      years

Fixed annuities                   Interest rates credited range       Either a declining or a level percentage
                                  from 2.4% to 9.8% for               charge generally over nine years or less.
                                  immediate annuities and 3.2%        Additionally, approximately 0.8% of deferred
                                  to 7.2% for deferred annuities      annuities are subject to a market value
                                                                      adjustment

Other investment contracts        Interest rates credited range       Not applicable
                                  from 1.5% to 2.0%

7.   DEFERRED POLICY ACQUISITION COSTS

     Certain costs of acquiring business which were deferred and amortized for the years ended December 31, 2002 and 2001 are as follows:

(IN THOUSANDS)                                                    2002                 2001
                                                             ----------------     ----------------
Balance, beginning of year                                   $        156,615     $        124,601
   Acquisition costs deferred                                          56,852               51,194
   Amortization charged to income                                     (23,535)              (7,187)
   Effect of unrealized gains and losses                              (23,007)             (11,993)
                                                             ----------------     ----------------
Balance, end of year                                         $        166,925     $        156,615
                                                             ================     ================

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

8.   REINSURANCE

     The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as the direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves. Failure of reinsurers to honor their obligations could result in losses to the Company.

     The Company assumes a closed block of variable annuity business from an unaffiliated insurance company.

     Beginning in 2002, the Company cedes 80% of the mortality risk on certain term life policies to a pool of eight unaffiliated reinsurers. Mortality risk on policies in excess of $250 thousand per life are ceded to ALIC.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. No single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract. (See Note 3 for discussion of reinsurance agreements with ALIC.) The effects of reinsurance on premiums and contract charges for the year ended December 31, were as follows:

(IN THOUSANDS)                                                           2002             2001              2000
                                                                    -------------     ------------     -------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                              $     148,749     $    150,163     $     150,498
Assumed - non-affiliate                                                       471              640             1,194
Ceded
  Affiliate                                                                (7,057)          (4,617)           (4,621)
  Non-affiliate                                                            (1,212)            (877)             (870)
                                                                    -------------     ------------     -------------
    Premiums and contract charges, net of reinsurance               $     140,951     $    145,309     $     146,201
                                                                    =============     ============     =============

     The effects of reinsurance on contract benefits and interest credited to contractholder funds for the year ended December 31, were as follows:

(IN THOUSANDS)                                                           2002             2001              2000
                                                                    -------------     ------------     -------------
CONTRACT BENEFITS AND INTEREST CREDITED TO CONTRACTHOLDER
 FUNDS
Direct                                                              $     268,620     $    261,504     $     234,053
Assumed - non-affiliate                                                        85              170               (39)
Ceded
  Affiliate                                                                  (901)            (945)             (492)
  Non-affiliate                                                            (2,086)          (1,324)             (223)
                                                                    -------------     ------------     -------------
    Contract benefits and interest credited to contractholder
       funds, net of reinsurance                                    $     265,718     $    259,405     $     233,299
                                                                    =============     ============     =============

     Included in reinsurance recoverables at December 31, 2002 and 2001 are the net amounts owed to ALIC of $588 thousand and $890 thousand, respectively. The table above excludes $2.4 million of premiums ceded to ALIC during 2002 under the terms of the structured settlement annuity reinsurance treaty (See Note 3).

9.   COMMITMENTS AND CONTINGENT LIABILITIES

REGULATIONS AND LEGAL PROCEEDINGS

     The Company is subject to changing social, economic and regulatory conditions. State and federal regulatory initiatives and proceedings have varied and have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, to change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products which may impact the relative desirability of various personal investment products, and to expand overall regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, the outcome of some legal proceedings that involve AIC regarding the Allstate agencies may have an impact on the Company.

     AIC is defending various lawsuits involving worker classification issues. Examples of these lawsuits include a number of putative class actions challenging the overtime exemption claimed by AIC under the Fair Labor Standards Act or state wage and hour laws. These class actions mirror similar lawsuits filed recently against other carriers in the industry and other employers. Another example involves the worker classification of staff working in agencies. In this putative class action, plaintiffs seek damages under the Employee Retirement Income Security Act ("ERISA") and the Racketeer Influenced and Corrupt Organizations Act alleging that agency secretaries were terminated as employees by AIC and rehired by agencies through outside staffing vendors for the purpose of avoiding the payment of employee benefits. A putative nationwide class action filed by former employee agents also includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. AIC has been vigorously defending these and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     In addition, on August 6, 2002, a petition was filed with the National Labor Relations Board ("NLRB") by the United Exclusive Allstate Agents, Office and Professional Employees International Union (the "OPEIU"), seeking certification as the collective bargaining representative of all Allstate agents in the United States. On December 2, 2002, the Chicago Regional Director of the NLRB dismissed the petition, agreeing with AIC's position that the agents are independent contractors, not employees, and that, consequently, the NLRB lacks jurisdiction over the issue. The OPEIU has requested that the NLRB in Washington, D.C. review the dismissal by the Chicago Regional Director. The request for appeal has not been accepted yet. If it is, AIC will vigorously oppose the appeal. The outcome is currently uncertain.

     AIC is also defending certain matters relating to its agency program reorganization announced in 1999. These matters include an investigation by the U.S. Department of Labor and a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") with respect to allegations of retaliation under the Age Discrimination in Employment Act, the Americans with Disabilities Act and Title VII of the Civil Rights Act of 1964. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, breach of contract and age discrimination. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation. AIC is cooperating fully with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization. The outcome of these disputes is currently uncertain.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the potential target of an increasing number of class action lawsuits and other types of litigation, some of which involve claims for substantial and/or indeterminate amounts (including punitive and treble damages) and the outcomes of which are unpredictable. This litigation is based on a variety of issues including insurance and claim settlement practices. However, at this time, based on their present status, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

10.  INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

     Prior to July 1, 1995, the Corporation was a subsidiary of Sears, Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. On January 27, 1995, to reflect the separation of the Corporation from Sears, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

                                                             2002               2001
                                                        --------------     --------------
(IN THOUSANDS)
DEFERRED ASSETS
Life and annuity reserves                               $       48,386     $       51,989
Discontinued operations                                            345                366
Premium installment receivable                                   1,955                  -
Other assets                                                     1,174              1,046
Other postretirement benefits                                        -                261
                                                        --------------     --------------

      Total deferred assets                                     51,860             53,662
                                                        --------------     --------------

DEFERRED LIABILITIES
Deferred policy acquisition costs                              (53,156)           (44,950)
Unrealized net capital gains                                   (91,353)           (64,074)
Difference in tax bases of investments                          (1,348)            (6,980)
Prepaid commission expense                                        (504)              (561)
Other liabilities                                                 (270)            (1,709)
                                                        --------------     --------------

      Total deferred liabilities                              (146,631)          (118,274)
                                                        --------------     --------------

      Net deferred liability                            $      (94,771)    $      (64,612)
                                                        ==============     ==============

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumptions that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31 are as follows:

(IN THOUSANDS)                                           2002            2001             2000
                                                     -----------     ------------     ------------
Current                                              $    10,095     $      7,412     $     12,901
Deferred                                                   2,880           11,105            2,715
                                                     -----------     ------------     ------------
      Total income tax expense                       $    12,975     $     18,517     $     15,616
                                                     ===========     ============     ============

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

     The Company paid income taxes of $17.1 million, $13.1 million and $11.3 million in 2002, 2001 and 2000, respectively. The Company had a current income tax receivable of $914 thousand at December 31, 2002 and a current income tax liability of $6.0 million at December 31, 2001.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                                          2002               2001              2000
                                                     --------------     -------------     -------------
Statutory federal income tax                                   35.0%             35.0%             35.0%
State income tax expense                                        1.2               0.4               1.0
Other                                                          (1.3)             (1.2)             (2.4)
                                                     --------------     -------------     -------------
Effective income tax                                           34.9%             34.2%             33.6%
                                                     ==============     =============     =============

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2002, approximately $389 thousand, will result in federal income taxes payable of $136 thousand if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

11.  STATUTORY FINANCIAL INFORMATION

     The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                    NET INCOME                       SHAREHOLDER'S EQUITY
                                                      ----------------------------------------    ---------------------------
(IN THOUSANDS)                                           2002           2001           2000           2002           2001
                                                      ----------     ----------    -----------    -----------    ------------
Balance per GAAP                                      $   24,179     $   35,412    $    30,915    $   543,815    $    458,976
Unrealized gain/loss on fixed income securities                -              -              -       (453,142)       (216,196)
Deferred policy acquisition costs                        (32,295)       (45,834)       (25,528)      (166,925)       (156,615)
Deferred income taxes                                      5,169          7,490          2,177        131,616          64,612
Employee benefits                                            509           (372)           (92)           184            (441)
Reserves and non-admitted assets                             126         15,060         18,551        205,935          94,412
Separate Accounts                                              -              -              -          4,515             474
Other                                                      3,489           (921)            65          4,421             (95)
                                                      ----------     ----------    -----------    -----------    ------------
Balance per statutory accounting practices            $    1,177     $   10,835    $    26,088    $   270,419    $    245,127
                                                      ==========     ==========    ===========    ===========    ============

     Effective January 1, 2001, the State of New York required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual ("Codification") subject to any deviations prescribed or permitted by the State of New York insurance superintendent.

     The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the State of New York. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Accounting changes adopted to conform to the provisions of Codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The State of New York has recently adopted Statement of Statutory Accounting Principles ("SSAP") No. 10, Income Taxes, which is effective for statutory-basis financial statements filed as of December

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

31, 2002 and thereafter. The Company reported an increase to surplus of $11.4 million effective December 31, 2002 to reflect the adoption of SSAP No. 10 by the State of New York as a result of recognizing a net deferred tax asset.

DIVIDENDS
     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator in any calendar year is limited to formula amounts based on statutory surplus and statutory net gain from operations, determined in accordance with statutory accounting practices, for the immediately preceding calendar year. The maximum amount of dividends that the Company can distribute during 2003 without prior approval of the New York State Insurance Department is $16.3 million. In the twelve-month period beginning January 1, 2002, the Company did not pay any dividends.

RISK-BASED CAPITAL
     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2002, RBC for the Company was significantly above a level that would require regulatory action.

12.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS
     The Company utilizes the services of AIC employees. AIC provides various benefits, described in the following paragraphs to its employees. The Company is allocated an appropriate share of the costs associated with these benefits in accordance with a service and expenses agreement.

     Defined pension plans, sponsored by AIC, cover most domestic full-time and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The Company uses the accrual method for its defined benefit plans in accordance with accepted actuarial methods. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The allocated cost to the Company included in net income was $518 thousand for the pension plans in 2002. The allocated benefit to the Company included in net income was $87 thousand and $62 thousand for the pension plans in 2001 and 2000, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $439 thousand, $304 thousand and $80 thousand for postretirement benefits other than pension plans in 2002, 2001 and 2000, respectively.

PROFIT SHARING PLAN
     Employees of AIC are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.

     The Company's allocation of profit sharing expense from the Corporation was $1.3 million, $374 thousand and $198 thousand in 2002, 2001 and 2000, respectively.

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

13.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

(IN THOUSANDS)

                                                                         2002
                                                    ----------------------------------------------

  UNREALIZED CAPITAL GAINS AND LOSSES AND NET                                         After-
LOSSES ON DERIVATIVE FINANCIAL INSTRUMENTS:           Pretax           Tax              tax
                                                    -------------  --------------  ----------------
   Unrealized holding gains arising during the
     period                                         $      69,350  $      (24,274) $         45,076
   Less: reclassification adjustments                      (8,590)          3,006            (5,584)
                                                    -------------  --------------  ----------------
   Unrealized net capital gains                            77,940         (27,280)           50,660
                                                    -------------  --------------  ----------------

   Other comprehensive income                       $      77,940  $      (27,280) $         50,660
                                                    =============  ==============  ================

(IN THOUSANDS)

                                                                        2001
                                                    ----------------------------------------------

  UNREALIZED CAPITAL GAINS AND LOSSES AND NET                                           After-
LOSSES ON DERIVATIVE FINANCIAL INSTRUMENTS:            Pretax           Tax               tax
                                                    -------------  --------------   ----------------
   Unrealized holding gains arising during the
     period                                         $       1,457  $         (510)  $            947
   Less: reclassification adjustments                         299            (105)               194
                                                    -------------  --------------   ----------------
   Unrealized net capital gains                             1,158            (405)               753
                                                    -------------  --------------   ----------------
   Net losses on derivative financial
     instruments arising during the period                    (51)             18                (33)

   Less: reclassification adjustments for
     derivative financial instruments                         (51)             18                (33)
                                                    -------------  --------------   ----------------
   Net losses on derivative financial instruments               -               -                  -
                                                    -------------  --------------   ----------------

   Other comprehensive income                       $       1,158  $         (405)  $            753
                                                    =============  ==============   ================

(IN THOUSANDS)

                                                                        2000
                                                    ----------------------------------------------

  UNREALIZED CAPITAL GAINS AND LOSSES AND NET                                           After-
LOSSES ON DERIVATIVE FINANCIAL INSTRUMENTS:            Pretax           Tax               tax
                                                    -------------  --------------   ----------------
   Unrealized holding gains arising during the
     period                                         $     129,754  $      (45,414)  $         84,340
   Less: reclassification adjustments                      (5,643)          1,975             (3,668)
                                                    -------------  --------------   ----------------
   Unrealized net capital gains                           135,397         (47,389)            88,008
                                                    -------------  --------------   ----------------

   Other comprehensive income                       $     135,397  $      (47,389)  $         88,008
                                                    =============  ==============   ================

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            SCHEDULE IV--REINSURANCE

(IN THOUSANDS)

                                                              GROSS                                       NET
YEAR ENDED DECEMBER 31, 2002                                  AMOUNT                CEDED                AMOUNT
----------------------------------------------           ----------------      ---------------      ----------------
Life insurance in force                                  $     18,981,787      $     3,404,525      $     15,577,262
                                                         ================      ===============      ================

Premiums and contract charges:
     Life and annuities                                  $        139,593      $         7,406      $        132,187
     Accident and health                                            9,627                  863                 8,764
                                                         ----------------      ---------------      ----------------
                                                         $        149,220      $         8,269      $        140,951
                                                         ================      ===============      ================

                                                              GROSS                                        NET
YEAR ENDED DECEMBER 31, 2001                                  AMOUNT                CEDED                AMOUNT
----------------------------------------------           ----------------      ---------------      ----------------
Life insurance in force                                  $     17,584,475      $     2,189,352      $     15,395,123
                                                         ================      ===============      ================

Premiums and contract charges:
     Life and annuities                                  $        141,420      $         4,606      $        136,814
     Accident and health                                            9,383                  888                 8,495
                                                         ----------------      ---------------      ----------------
                                                         $        150,803      $         5,494      $        145,309
                                                         ================      ===============      ================

                                                              GROSS                                       NET
YEAR ENDED DECEMBER 31, 2000                                  AMOUNT                CEDED                AMOUNT
----------------------------------------------           ----------------      ---------------      ----------------
Life insurance in force                                  $     15,916,421      $     1,592,962      $     14,323,459
                                                         ================      ===============      ================

Premiums and contract charges:
     Life and annuities                                  $        143,550      $         4,706      $        138,844
     Accident and health                                            8,142                  785                 7,357
                                                         ----------------      ---------------      ----------------
                                                         $        151,692      $         5,491      $        146,201
                                                         ================      ===============      ================

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                  SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS
                                 (IN THOUSANDS)

                                                   BALANCE AT         CHARGED TO                           BALANCE AT
                                                   BEGINNING          COSTS AND                              END OF
                                                   OF PERIOD           EXPENSES          DEDUCTIONS          PERIOD
                                                 -------------      -------------      -------------     --------------
YEAR ENDED DECEMBER 31, 2002

Allowance for estimated losses
   on mortgage loans                             $           -      $           -      $           -     $            -
                                                 =============      =============      =============     ==============

YEAR ENDED DECEMBER 31, 2001

Allowance for estimated losses
   on mortgage loans                            $         119      $           -      $         119     $            -
                                                 =============      =============      =============     ==============

YEAR ENDED DECEMBER 31, 2000

Allowance for estimated losses
   on mortgage loans                             $         600      $           -      $         481     $          119
                                                 =============      =============      =============     ==============

                                   ---------------------------------------------
                                   ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

                                   FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002
                                   AND FOR THE PERIODS ENDED DECEMBER 31, 2002
                                   AND DECEMBER 31, 2001, AND INDEPENDENT
                                   AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Life of New York Separate Account A (the "Account") as of December 31, 2002, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Life of New York Separate Account A as of December 31, 2002, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 7, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Sub-Accounts
                                               ----------------------------------------------------------------------------

                                                AIM V.I.                                                        AIM V.I.
                                               Aggressive       AIM V.I.       AIM V.I.         AIM V.I.        Capital
                                                 Growth         Balanced       Basic Value      Blue Chip      Appreciation
                                               -----------     -----------     -----------     -----------     ------------
ASSETS
Investments at fair value                      $ 2,893,582     $ 7,053,464     $ 1,785,384     $ 5,406,722     $  7,413,691
                                               -----------     -----------     -----------     -----------     ------------

   Total assets                                $ 2,893,582     $ 7,053,464     $ 1,785,384     $ 5,406,722     $  7,413,691
                                               ===========     ===========     ===========     ===========     ============

NET ASSETS
Accumulation units                             $ 2,893,582     $ 7,045,563     $ 1,785,384     $ 5,401,195     $  7,411,906
Contracts in payout (annuitization) period              --           7,901              --           5,527            1,785
                                               -----------     -----------     -----------     -----------     ------------

   Total net assets                            $ 2,893,582     $ 7,053,464     $ 1,785,384     $ 5,406,722     $  7,413,691
                                               ===========     ===========     ===========     ===========     ============

FUND SHARE INFORMATION
   Number of shares                                346,122         806,110         223,732       1,029,852          451,229
                                               ===========     ===========     ===========     ===========     ============

   Cost                                        $ 4,664,208     $ 8,979,140     $ 2,122,600     $ 8,171,550     $ 11,956,302
                                               ===========     ===========     ===========     ===========     ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                               ----------------------------------------------------------------------------

                                                AIM V. I.                      AIM V. I.        AIM V. I.       AIM V. I.
                                                 Capital        AIM V. I.         Dent         Diversified        Global
                                               Development    Core Equity     Demographics       Income         Utilities
                                               -----------    ------------    ------------    ------------     ------------
ASSETS
Investments at fair value                      $   837,400    $ 11,066,083    $  1,200,748    $  3,569,645     $  1,430,035
                                               -----------    ------------    ------------    ------------     ------------

   Total assets                                $   837,400    $ 11,066,083    $  1,200,748    $  3,569,645     $  1,430,035
                                               ===========    ============    ============    ============     ============

NET ASSETS
Accumulation units                             $   834,742    $ 11,021,643    $  1,200,748    $  3,555,824     $  1,430,035
Contracts in payout (annuitization) period           2,658          44,440              --          13,821               --
                                               -----------    ------------    ------------    ------------     ------------

   Total net assets                            $   837,400    $ 11,066,083    $  1,200,748    $  3,569,645     $  1,430,035
                                               ===========    ============    ============    ============     ============

FUND SHARE INFORMATION
   Number of shares                                 89,180         651,329         316,820         415,075          146,972
                                               ===========    ============    ============    ============     ============

   Cost                                        $ 1,118,528    $ 15,553,827    $  2,443,366    $  4,083,779     $  2,558,777
                                               ===========    ============    ============    ============     ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                               -----------------------------------------------------------------------------

                                                 AIM V. I.                                      AIM V. I.         AIM V. I.
                                                Government      AIM V. I.     AIM V. I. High  International        Mid Cap
                                                Securities       Growth           Yield          Growth          Core Equity
                                               -----------    ------------    --------------  -------------      -----------
ASSETS
Investments at fair value                      $ 9,278,126    $  4,894,153    $     938,757   $   3,736,288      $   579,088
                                               -----------    ------------    -------------   -------------      -----------

   Total assets                                $ 9,278,126    $  4,894,153    $     938,757   $   3,736,288      $   579,088
                                               ===========    ============    =============   =============      ===========

NET ASSETS
Accumulation units                             $ 9,278,126    $  4,863,514    $     938,757   $   3,736,288      $   579,088
Contracts in payout (annuitization) period              --          30,639               --              --               --
                                               -----------    ------------    -------------   -------------      -----------

   Total net assets                            $ 9,278,126    $  4,894,153    $     938,757   $   3,736,288      $   579,088
                                               ===========    ============    =============   =============      ===========

FUND SHARE INFORMATION
   Number of shares                                748,236         433,111          187,751         299,142           60,765
                                               ===========    ============    =============   =============      ===========

   Cost                                        $ 8,816,387    $ 10,292,884    $   1,111,844   $   5,830,891      $   651,239
                                               ===========    ============    =============   =============      ===========

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                                 AIM Variable Insurance
                                                AIM Variable Insurance Funds Sub-Accounts      Funds Series II Sub-Accounts
                                             ----------------------------------------------   ------------------------------

                                                                                                AIM V. I.
                                               AIM V. I.       AIM V. I.         AIM V. I.     Aggressive       AIM V. I.
                                             Money Market     New Technology  Premier Equity    Growth II      Balanced II
                                             --------------   --------------  --------------  -------------   --------------
ASSETS
Investments at fair value                    $    4,670,018   $     791,390   $   15,319,864  $       2,963   $       69,650
                                             --------------   --------------  --------------  -------------   --------------

   Total assets                              $    4,670,018   $     791,390   $   15,319,864  $       2,963   $       69,650
                                             ==============   ==============  ==============  =============   ==============

NET ASSETS
Accumulation units                           $    4,670,018   $     791,390   $   15,290,311  $       2,963   $       69,650
Contracts in payout (annuitization) period               --              --           29,553             --               --
                                             --------------   --------------  --------------  -------------   --------------

   Total net assets                          $    4,670,018   $     791,390   $   15,319,864  $       2,963   $       69,650
                                             ==============   ==============  ==============  =============   ==============

FUND SHARE INFORMATION
   Number of shares                               4,670,018         342,593          944,505            355            7,978
                                             ==============   ==============  ==============  =============   ==============

   Cost                                      $    4,670,018   $   3,442,891   $   25,104,405  $       3,008   $       71,605
                                             ==============   ==============  ==============  =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                            AIM Variable Insurance Funds Series II Sub-Accounts
                                             ---------------------------------------------------------------------------------

                                                                                  AIM V. I.        AIM V. I.
                                                AIM V. I.       AIM V. I.         Capital           Capital        AIM V. I.
                                             Basic Value II   Blue Chip II    Appreciation II   Development II  Core Equity II
                                             --------------   -------------   ---------------   --------------  --------------
ASSETS
Investments at fair value                    $       71,389   $      35,408   $         4,580   $        3,016  $       26,896
                                             --------------   -------------   ---------------   --------------  --------------

   Total assets                              $       71,389   $      35,408   $         4,580   $        3,016  $       26,896
                                             ==============   =============   ===============   ==============  ==============

NET ASSETS
Accumulation units                           $       71,389   $      35,408   $         4,580   $        3,016  $       26,896
Contracts in payout (annuitization) period               --              --                --               --              --
                                             --------------   -------------   ---------------   --------------  --------------

   Total net assets                          $       71,389   $      35,408   $         4,580   $        3,016  $       26,896
                                             ==============   =============   ===============   ==============  ==============

FUND SHARE INFORMATION
   Number of shares                                   8,969           6,757               280              322           1,588
                                             ==============   =============   ===============   ==============  ==============

   Cost                                      $       71,659   $      36,668   $         4,746   $        3,064  $       26,209
                                             ==============   =============   ===============   ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                             AIM Variable Insurance Funds Series II Sub-Accounts
                                             -------------------------------------------------------------------------------

                                                AIM V. I.       AIM V. I.       AIM V. I.       AIM V. I.
                                                  Dent         Diversified       Global        Government        AIM V. I.
                                             Demographics II    Income II      Utilities II   Securities II     Growth II
                                             ---------------  -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                    $         8,938  $      47,883   $      22,206   $   1,825,303   $        7,641
                                             ---------------  -------------   -------------   -------------   --------------

   Total assets                              $         8,938  $      47,883   $      22,206   $   1,825,303   $        7,641
                                             ===============  =============   =============   =============   ==============

NET ASSETS
Accumulation units                           $         8,938  $      47,883   $      22,206   $   1,825,303   $        7,641
Contracts in payout (annuitization) period                --             --              --              --               --
                                             ---------------  -------------   -------------   -------------   --------------

   Total net assets                          $         8,938  $      47,883   $      22,206   $   1,825,303   $        7,641
                                             ===============  =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                    2,364          5,581           2,285         147,798              678
                                             ===============  =============   =============   =============   ==============

   Cost                                      $         9,313  $      49,448   $      21,787   $   1,815,932   $        7,945
                                             ===============  =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                             AIM Variable Insurance Funds Series II Sub-Accounts
                                             ---------------------------------------------------------------------------------

                                                                AIM V. I.       AIM V. I.
                                               AIM V. I.      International   Mid Cap Core       AIM V. I.       AIM V. I. New
                                             High Yield II      Growth II       Equity II     Money Market II   Technology II
                                             --------------   -------------   -------------   ---------------   --------------
ASSETS
Investments at fair value                    $       10,904   $       1,865   $      11,213   $       239,154   $           23
                                             --------------   -------------   -------------   ---------------   --------------

   Total assets                              $       10,904   $       1,865   $      11,213   $       239,154   $           23
                                             ==============   =============   =============   ===============   ==============

NET ASSETS
Accumulation units                           $       10,904   $       1,865   $      11,213   $       239,154   $           23
Contracts in payout (annuitization) period               --              --              --                --               --
                                             --------------   -------------   -------------   ---------------   --------------

   Total net assets                          $       10,904   $       1,865   $      11,213   $       239,154   $           23
                                             ==============   =============   =============   ===============   ==============

FUND SHARE INFORMATION
   Number of shares                                   2,185             150           1,179           239,154               10
                                             ==============   =============   =============   ===============   ==============

   Cost                                      $       10,617   $       1,904   $      11,215   $       239,154   $           25
                                             ==============   =============   =============   ===============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------

                                               AIM Variable                                     Dreyfus Socially
                                                Insurance                                         Responsible      Dreyfus Stock
                                             Funds Series II      Delaware Group Premium       Growth Fund, Inc.    Index Fund
                                               Sub-Accounts       Fund, Inc. Sub-Accounts         Sub-Account       Sub-Account
                                             ---------------   -----------------------------   -----------------   --------------

                                                AIM V. I.        Delaware                      Dreyfus Socially
                                                 Premier       VIP GP Small      Delaware         Responsible      Dreyfus Stock
                                                Equity II        Cap Value     VIP GP Trend          Growth         Index Fund
                                             ---------------   -------------   -------------   -----------------   --------------
ASSETS
Investments at fair value                    $       10,158    $   1,589,303   $     490,348   $         197,092   $    3,824,010
                                             ---------------   -------------   -------------   -----------------   --------------

   Total assets                              $       10,158    $   1,589,303   $     490,348   $         197,092   $    3,824,010
                                             ===============   =============   =============   =================   ==============

NET ASSETS
Accumulation units                           $       10,158    $   1,589,303   $     490,348   $         197,092   $    3,824,010
Contracts in payout (annuitization) period               --               --              --                  --               --
                                             ---------------   -------------   -------------   -----------------   --------------

   Total net assets                          $       10,158    $   1,589,303   $     490,348   $         197,092   $    3,824,010
                                             ===============   =============   =============   =================   ==============

FUND SHARE INFORMATION
   Number of shares                                     628           87,613          24,275              10,428          170,183
                                             ===============   =============   =============   =================   ==============

   Cost                                      $       10,466    $   1,675,487   $     547,761   $         303,426   $    4,599,116
                                             ===============   =============   =============   =================   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Fidelity Variable Insurance
                                                 Dreyfus Variable Investment Fund Sub-Accounts      Products Fund Sub-Accounts
                                                 ----------------------------------------------   ------------------------------

                                                   VIF Capital    VIF Growth &     VIF Money                        VIP Equity-
                                                  Appreciation       Income          Market       VIP Contrafund      Income
                                                 --------------   -------------   -------------   --------------   --------------
ASSETS
Investments at fair value                        $      585,201   $          78   $         100   $    1,721,511   $    2,856,988
                                                 --------------   -------------   -------------   --------------   --------------

   Total assets                                  $      585,201   $          78   $         100   $    1,721,511   $    2,856,988
                                                 ==============   =============   =============   ==============   ==============

NET ASSETS
Accumulation units                               $      585,201   $          78   $         100   $    1,721,511   $    2,856,988
Contracts in payout (annuitization) period                   --              --              --               --               --
                                                 --------------   -------------   -------------   --------------   --------------

   Total net assets                              $      585,201   $          78   $         100   $    1,721,511   $    2,856,988
                                                 ==============   =============   =============   ==============   ==============

FUND SHARE INFORMATION
   Number of shares                                      20,334               5             100           95,111          157,323
                                                 ==============   =============   =============   ==============   ==============

   Cost                                          $      689,136   $          99   $         100   $    1,891,097   $    3,299,221
                                                 ==============   =============   =============   ==============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                               Fidelity Variable Insurance Products Fund Sub-Accounts
                                                  -------------------------------------------------------------------------------

                                                                     VIP Growth       VIP High          VIP        VIP Investment
                                                    VIP Growth     Opportunities       Income        Index 500       Grade Bond
                                                  --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                         $    2,430,308   $     299,632   $     321,617   $   1,297,744   $    1,750,423
                                                  --------------   -------------   -------------   -------------   --------------

   Total assets                                   $    2,430,308   $     299,632   $     321,617   $   1,297,744   $    1,750,423
                                                  ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                                $    2,430,308   $     299,632   $     321,617   $   1,297,744   $    1,750,423
Contracts in payout (annuitization) period                    --              --              --              --               --
                                                  --------------   -------------   -------------   -------------   --------------

   Total net assets                               $    2,430,308   $     299,632   $     321,617   $   1,297,744   $    1,750,423
                                                  ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                      103,682          25,588          54,236          12,988          127,768
                                                  ==============   =============   =============   =============   ==============

   Cost                                           $    3,189,654   $     371,581   $     327,888   $   1,526,600   $    1,633,186
                                                  ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                              Fidelity Variable
                                                  Insurance                                                       Goldman Sachs
                                                Products Fund              Franklin Templeton Variable          Variable Insurance
                                                Sub-Accounts         Insurance Products Trust Sub-Accounts       Trust Sub-Account
                                              -----------------  ---------------------------------------------  ------------------

                                                                                                   Templeton         VIT CORE
                                                                 Mutual Shares     Templeton        Foreign          Small Cap
                                                 VIP Overseas     Securities     Asset Strategy   Securities          Equity
                                              -----------------  -------------   --------------  -------------  ------------------
ASSETS
Investments at fair value                     $         682,555  $         473   $      226,517  $     773,466  $               86
                                              -----------------  -------------   --------------  -------------  ------------------

   Total assets                               $         682,555  $         473   $      226,517  $     773,466  $               86
                                              =================  =============   ==============  =============  ==================

NET ASSETS
Accumulation units                            $         682,555  $         473   $      226,517  $     773,466  $               86
Contracts in payout (annuitization) period                   --             --               --             --                  --
                                              -----------------  -------------   --------------  -------------  ------------------

   Total net assets                           $         682,555  $         473   $      226,517  $     773,466  $               86
                                              =================  =============   ==============  =============  ==================

FUND SHARE INFORMATION
   Number of shares                                      62,163             39           15,633         82,109                   9
                                              =================  =============   ==============  =============  ==================

   Cost                                       $         845,277  $         470   $      242,303  $     975,804  $               99
                                              =================  =============   ==============  =============  ==================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                HSBC Variable                       MFS Variable Insurance
                                                         Insurance Funds Sub-Accounts                 Trust Sub-Accounts
                                               ----------------------------------------------   ------------------------------

                                                                                  HSBC VI
                                                HSBC VI Cash    HSBC VI Fixed      Growth                        MFS Emerging
                                                 Management         Income        & Income         MFS Bond         Growth
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $    2,997,902   $   1,706,813   $   1,734,449   $   1,208,874   $           74
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $    2,997,902   $   1,706,813   $   1,734,449   $   1,208,874   $           74
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $    2,997,902   $   1,706,813   $   1,734,449   $   1,208,874   $           74
Contracts in payout (annuitization) period                 --              --              --              --               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $    2,997,902   $   1,706,813   $   1,734,449   $   1,208,874   $           74
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                 2,997,902         158,185         273,142         102,274                6
                                               ==============   =============   =============   =============   ==============

   Cost                                        $    2,997,902   $   1,631,302   $   2,368,862   $   1,160,275   $           99
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                                                Oppenheimer Variable Account
                                                  MFS Variable Insurance Trust Sub-Accounts           Funds Sub-Accounts
                                               ----------------------------------------------   ------------------------------

                                                                                                 Oppenheimer
                                                  MFS High      MFS Investors      MFS New        Aggressive      Oppenheimer
                                                   Income           Trust         Discovery         Growth            Bond
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $       91,656   $     463,422   $     371,644   $   1,283,680   $    1,245,339
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $       91,656   $     463,422   $     371,644   $   1,283,680   $    1,245,339
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $       91,656   $     463,422   $     371,644   $   1,283,680   $    1,245,339
Contracts in payout (annuitization) period                 --              --              --              --               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $       91,656   $     463,422   $     371,644   $   1,283,680   $    1,245,339
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                    10,392          34,404          35,598          43,917          110,110
                                               ==============   =============   =============   =============   ==============

   Cost                                        $       94,485   $     547,359   $     460,914   $   1,769,117   $    1,207,647
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                              Oppenheimer Variable Account Funds Sub-Accounts
                                               -------------------------------------------------------------------------------

                                                                                                 Oppenheimer      Oppenheimer
                                                 Oppenheimer     Oppenheimer     Oppenheimer     Main Street      Main Street
                                                   Capital          Global           High          Growth &        Small Cap
                                                Appreciation      Securities        Income          Income          Growth
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $    1,040,800   $     544,292   $     481,121   $   2,650,951   $      556,705
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $    1,040,800   $     544,292   $     481,121   $   2,650,951   $      556,705
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $    1,040,800   $     544,292   $     481,121   $   2,650,951   $      556,705
Contracts in payout (annuitization) period                 --              --              --              --               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $    1,040,800   $     544,292   $     481,121   $   2,650,951   $      556,705
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                    39,098          30,751          64,064         173,039           59,796
                                               ==============   =============   =============   =============   ==============

   Cost                                        $    1,334,521   $     675,921   $     514,151   $   3,199,947   $      620,940
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                Oppenheimer
                                                 Variable
                                                Account Funds
                                                Sub-Accounts                 Putnam Variable Trust Sub-Accounts
                                               --------------   --------------------------------------------------------------

                                                 Oppenheimer     VT American                                     VT The George
                                                  Strategic       Government      VT Capital    VT Diversified    Putnam Fund
                                                    Bond            Income       Appreciation       Income         of Boston
                                               --------------   -------------   -------------   --------------  --------------
ASSETS
Investments at fair value                      $    2,503,873   $  11,047,001   $     721,879   $    8,757,229  $   10,558,291
                                               --------------   -------------   -------------   --------------  --------------

   Total assets                                $    2,503,873   $  11,047,001   $     721,879   $    8,757,229  $   10,558,291
                                               ==============   =============   =============   ==============  ==============

NET ASSETS
Accumulation units                             $    2,503,873   $  11,026,092   $     721,879   $    8,726,760  $   10,533,913
Contracts in payout (annuitization) period                 --          20,909              --           30,469          24,378
                                               --------------   -------------   -------------   --------------  --------------

   Total net assets                            $    2,503,873   $  11,047,001   $     721,879   $    8,757,229  $   10,558,291
                                               ==============   =============   =============   ==============  ==============

FUND SHARE INFORMATION
   Number of shares                                   547,893         898,130         119,319        1,032,692       1,106,739
                                               ==============   =============   =============   ==============  ==============

   Cost                                        $    2,452,252   $  10,460,893   $     872,562   $    9,050,368  $   11,416,934
                                               ==============   =============   =============   ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                               -------------------------------------------------------------------------------

                                                 VT Global
                                                   Asset          VT Global       VT Growth       VT Growth        VT Health
                                                 Allocation         Equity        and Income    Opportunities      Sciences
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $    1,481,411   $   6,203,522   $  35,397,870   $   2,038,414   $    5,889,521
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $    1,481,411   $   6,203,522   $  35,397,870   $   2,038,414   $    5,889,521
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $    1,481,411   $   6,188,369   $  35,378,405   $   2,034,960   $    5,889,521
Contracts in payout (annuitization) period                 --          15,153          19,465           3,454               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $    1,481,411   $   6,203,522   $  35,397,870   $   2,038,414   $    5,889,521
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                   128,706         862,799       1,899,027         546,492          631,923
                                               ==============   =============   =============   =============   ==============

   Cost                                        $    1,761,891   $  11,359,457   $  45,176,939   $   4,445,200   $    7,864,494
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                             -------------------------------------------------------------------------------------

                                                                                                VT International  VT International
                                                VT High                       VT International     Growth and          New
                                                 Yield          VT Income          Growth            Income        Opportunities
                                             --------------   -------------   ----------------  ----------------  ----------------
ASSETS
Investments at fair value                    $    4,221,272   $  18,009,083   $     11,003,663  $      2,893,220  $      2,979,925
                                             --------------   -------------   ----------------  ----------------  ----------------

   Total assets                              $    4,221,272   $  18,009,083   $     11,003,663  $      2,893,220  $      2,979,925
                                             ==============   =============   ================  ================  ================

NET ASSETS
Accumulation units                           $    4,193,659   $  17,979,650   $     10,980,772  $      2,893,220  $      2,979,925
Contracts in payout (annuitization) period           27,613          29,433             22,891                --                --
                                             --------------   -------------   ----------------  ----------------  ----------------

   Total net assets                          $    4,221,272   $  18,009,083   $     11,003,663  $      2,893,220  $      2,979,925
                                             ==============   =============   ================  ================  ================

FUND SHARE INFORMATION
   Number of shares                                 598,762       1,397,136          1,089,472           346,493           356,024
                                             ==============   =============   ================  ================  ================

   Cost                                      $    4,914,473   $  17,386,861   $     14,979,625  $      3,581,886  $      4,729,052
                                             ==============   =============   ================  ================  ================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                               -------------------------------------------------------------------------------

                                                                                                                   VT OTC &
                                                                   VT Money        VT New           VT New         Emerging
                                                VT Investors        Market      Opportunities       Value           Growth
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $   13,624,805   $  11,328,842   $   9,650,378   $   5,632,107   $    1,874,010
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $   13,624,805   $  11,328,842   $   9,650,378   $   5,632,107   $    1,874,010
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $   13,613,939   $  11,244,787   $   9,637,527   $   5,614,222   $    1,874,010
Contracts in payout (annuitization) period             10,866          84,055          12,851          17,885               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $   13,624,805   $  11,328,842   $   9,650,378   $   5,632,107   $    1,874,010
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                 1,935,342      11,328,842         839,163         515,289          461,579
                                               ==============   =============   =============   =============   ==============

   Cost                                        $   23,174,320   $  11,328,842   $  23,727,554   $   6,588,023   $    5,964,788
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                               -------------------------------------------------------------------------------

                                                                                VT Utilities
                                                                 VT Small Cap       Growth
                                                VT Research         Value        and Income       VT Vista        VT Voyager
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $    6,005,266   $   5,621,270   $   3,057,658   $   4,733,997   $   17,929,019
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $    6,005,266   $   5,621,270   $   3,057,658   $   4,733,997   $   17,929,019
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $    6,005,266   $   5,601,262   $   3,044,935   $   4,733,997   $   17,917,023
Contracts in payout (annuitization) period                 --          20,008          12,723              --           11,996
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $    6,005,266   $   5,621,270   $   3,057,658   $   4,733,997   $   17,929,019
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                   709,004         462,276         321,183         601,524          859,081
                                               ==============   =============   =============   =============   ==============

   Cost                                        $    8,735,537   $   6,369,796   $   4,786,165   $  10,005,897   $   36,271,535
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                   Putnam
                                               Variable Trust
                                                Sub-Accounts                Scudder Variable Series I Sub-Accounts
                                               --------------   --------------------------------------------------------------

                                                                21st Century                                        Capital
                                               VT Voyager II       Growth         Balanced           Bond           Growth
                                               --------------   -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                      $    1,160,439   $       5,872   $      11,165   $      16,380   $        4,152
                                               --------------   -------------   -------------   -------------   --------------

   Total assets                                $    1,160,439   $       5,872   $      11,165   $      16,380   $        4,152
                                               ==============   =============   =============   =============   ==============

NET ASSETS
Accumulation units                             $    1,160,439   $       5,872   $      11,165   $      16,380   $        4,152
Contracts in payout (annuitization) period                 --              --              --              --               --
                                               --------------   -------------   -------------   -------------   --------------

   Total net assets                            $    1,160,439   $       5,872   $      11,165   $      16,380   $        4,152
                                               ==============   =============   =============   =============   ==============

FUND SHARE INFORMATION
   Number of shares                                   331,554           1,604           1,149           2,347              359
                                               ==============   =============   =============   =============   ==============

   Cost                                        $    1,392,148   $       9,960   $      12,427   $      15,819   $        5,230
                                               ==============   =============   =============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------

                                                                                                      Scudder
                                                                                                Variable Series II
                                                   Scudder Variable Series I Sub-Accounts           Sub-Account
                                               ----------------------------------------------   ------------------

                                                  Global          Growth
                                                  Discovery       and Income    International         Growth
                                               --------------   -------------   -------------   ------------------
ASSETS
Investments at fair value                      $        4,300   $      13,350   $       6,819   $            2,559
                                               --------------   -------------   -------------   ------------------

   Total assets                                $        4,300   $      13,350   $       6,819   $            2,559
                                               ==============   =============   =============   ==================

NET ASSETS
Accumulation units                             $        4,300   $      13,350   $       6,819   $            2,559
Contracts in payout (annuitization) period                 --              --              --                   --
                                               --------------   -------------   -------------   ------------------

   Total net assets                            $        4,300   $      13,350   $       6,819   $            2,559
                                               ==============   =============   =============   ==================

FUND SHARE INFORMATION
   Number of shares                                       617           1,969           1,046                  172
                                               ==============   =============   =============   ==================

   Cost                                        $        5,237   $      16,896   $      10,344   $            3,902
                                               ==============   =============   =============   ==================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------

                                                        Van Kampen Life Investment Trust Sub-Accounts
                                               --------------------------------------------------------------

                                                                     LIT
                                                                   Emerging          LIT             LIT
                                                LIT Comstock        Growth        Government     Money Market
                                               --------------   -------------   -------------   -------------
ASSETS
Investments at fair value                      $    1,046,681   $     467,352   $     495,831   $   2,066,190
                                               --------------   -------------   -------------   -------------

   Total assets                                $    1,046,681   $     467,352   $     495,831   $   2,066,190
                                               ==============   =============   =============   =============

NET ASSETS
Accumulation units                             $    1,046,681   $     467,352   $     495,831   $   2,066,190
Contracts in payout (annuitization) period                 --              --              --              --
                                               --------------   -------------   -------------   -------------

   Total net assets                            $    1,046,681   $     467,352   $     495,831   $   2,066,190
                                               ==============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                   115,020          24,482          50,492       2,066,190
                                               ==============   =============   =============   =============

   Cost                                        $    1,233,526   $     670,394   $     479,344   $   2,066,190
                                               ==============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
---------------------------------------------------------------------------------------------

                                                   Wells Fargo Variable Trust Sub-Accounts
                                               ----------------------------------------------

                                                 Wells Fargo     Wells Fargo
                                                   VT Asset       VT Equity      Wells Fargo
                                                 Allocation        Income         VT Growth
                                               --------------   -------------   -------------
ASSETS
Investments at fair value                      $      430,561   $     184,021   $     108,060
                                               --------------   -------------   -------------

   Total assets                                $      430,561   $     184,021   $     108,060
                                               ==============   =============   =============

NET ASSETS
Accumulation units                             $      430,561   $     184,021   $     108,060
Contracts in payout (annuitization) period                 --              --              --
                                               --------------   -------------   -------------

   Total net assets                            $      430,561   $     184,021   $     108,060
                                               ==============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                    41,360          14,937          10,361
                                               ==============   =============   =============

   Cost                                        $      478,846   $     214,378   $     126,098
                                               ==============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                               ------------------------------------------------------------------------------------

                                                  AIM V. I.                                                             AIM V. I.
                                                 Aggressive        AIM V. I.         AIM V. I.         AIM V. I.         Capital
                                                   Growth          Balanced         Basic Value        Blue Chip      Appreciation
                                               --------------   --------------    --------------    --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $           --   $      193,632    $           22    $           --   $           --
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                        (39,503)         (82,562)          (16,636)          (68,174)        (107,659)
    Administrative expense                             (3,497)          (7,314)           (1,509)           (6,186)          (8,706)
                                               --------------   --------------    --------------    --------------   --------------

      Net investment income (loss)                    (43,000)         103,756           (18,123)          (74,360)        (116,365)

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               994,383        1,457,085           428,955         1,185,166        1,483,601
    Cost of investments sold                        1,493,939        1,780,536           483,565         1,718,060        2,256,286
                                               --------------   --------------    --------------    --------------   --------------

      Realized gains (losses) on fund shares         (499,556)        (323,451)          (54,610)         (532,894)        (772,685)

Realized gain distributions                                --               --                --                --               --
                                               --------------   --------------    --------------    --------------   --------------

      Net realized gains (losses)                    (499,556)        (323,451)          (54,610)         (532,894)        (772,685)

Change in unrealized gains (losses)                  (441,435)      (1,270,366)         (373,308)       (1,443,205)      (1,745,993)
                                               --------------   --------------    --------------    --------------   --------------

      Net realized and unrealized gains
         (losses) on investments                     (940,991)      (1,593,817)         (427,918)       (1,976,099)      (2,518,678)
                                               --------------   --------------    --------------    --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $     (983,991)  $   (1,490,061)   $     (446,041)   $   (2,050,459)  $   (2,635,043)
                                               ==============   ==============    ==============    ==============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                               ------------------------------------------------------------------------------------

                                                  AIM V. I.                          AIM V. I.        AIM V. I.         AIM V. I.
                                                   Capital          AIM V. I.          Dent          Diversified         Global
                                                 Development    Core Equity (a)    Demographics         Income          Utilities
                                               --------------   --------------    --------------    --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $           --   $        40,649   $           --    $      276,412   $       50,485
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                        (11,352)         (161,981)         (17,326)          (43,845)         (20,360)
    Administrative expense                             (1,028)          (12,994)          (1,548)           (3,576)          (1,693)
                                               --------------   ---------------   --------------    --------------   --------------

      Net investment income (loss)                    (12,380)         (134,326)         (18,874)          228,991           28,432

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               247,195         2,898,709          414,212         1,114,714          501,349
    Cost of investments sold                          303,044         3,890,607          729,592         1,219,851          832,840
                                               --------------   ---------------   --------------    --------------   --------------

      Realized gains (losses) on fund shares          (55,849)         (991,898)        (315,380)         (105,137)        (331,491)

Realized gain distributions                                --                --               --                --                1
                                               --------------   ---------------   --------------    --------------   --------------

      Net realized gains (losses)                     (55,849)         (991,898)        (315,380)         (105,137)        (331,490)

Change in unrealized gains (losses)                  (201,194)       (1,333,528)        (309,254)          (94,362)        (263,760)
                                               --------------   ---------------   --------------    --------------   --------------

      Net realized and unrealized gains
          (losses) on investments                    (257,043)       (2,325,426)        (624,634)         (199,499)        (595,250)
                                               --------------   ---------------   --------------    --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $     (269,423)  $    (2,459,752)  $     (643,508)   $       29,492   $     (566,818)
                                               ==============   ===============   ==============    ==============   ==============

(a) Previously known as AIM V. I. Growth and Income

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Sub-Accounts
                                               -----------------------------------------------------------------------

                                                AIM V. I.                     AIM V. I.      AIM V. I.      AIM V. I.
                                               Government      AIM V. I.        High       International  Mid Cap Core
                                               Securities       Growth          Yield        Growth (b)    Equity (c)
                                               -----------    -----------    -----------   -------------  ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $   174,266    $        --    $        --    $    24,475   $         --
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                     (86,083)       (75,594)       (10,543)       (52,269)        (5,517)
    Administrative expense                          (7,499)        (6,107)          (925)        (4,219)          (468)
                                               -----------    -----------    -----------   -------------  ------------

      Net investment income (loss)                  80,684        (81,701)       (11,468)       (32,013)        (5,985)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                          1,869,272      1,135,026        307,158      1,125,550        172,601
    Cost of investments sold                     1,791,350      2,194,214        369,189      1,492,547        187,031
                                               -----------    -----------    -----------   -------------  ------------

      Realized gains (losses) on fund shares        77,922     (1,059,188)       (62,031)      (366,997)       (14,430)

Realized gain distributions                             --             --             --             --             --
                                               -----------    -----------    -----------   -------------  ------------

      Net realized gains (losses)                   77,922     (1,059,188)       (62,031)      (366,997)       (14,430)

Change in unrealized gains (losses)                448,447     (1,310,865)         3,551       (375,727)       (77,355)
                                               -----------    -----------    -----------   -------------  ------------

      Net realized and unrealized gains
       (losses) on investments                     526,369     (2,370,053)       (58,480)      (742,724)       (91,785)
                                               -----------    -----------    -----------   -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $   607,053    $(2,451,754)   $   (69,948)   $  (774,737)  $    (97,770)
                                               ===========    ===========    ===========   =============  ============

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Mid Cap Equity

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                            AIM Variable Insurance Funds
                                               AIM Variable Insurance Funds Sub-Accounts       Series II Sub-Accounts
                                               -----------------------------------------   ------------------------------

                                                AIM V. I.      AIM V. I.      AIM V. I.      AIM V. I.
                                                  Money           New          Premier       Aggressive      AIM V. I.
                                                 Market        Technology     Equity (d)   Growth II (e)  Balanced II (e)
                                               -----------    -----------    -----------   -------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $    58,655    $        --    $    61,886   $         --    $        1,757
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                     (57,031)       (11,903)      (239,242)            (8)             (182)
    Administrative expense                          (4,871)        (1,066)       (19,297)            (1)              (12)
                                               -----------    -----------    -----------   -------------  ---------------

      Net investment income (loss)                  (3,247)       (12,969)      (196,653)            (9)            1,563

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                          3,130,227        317,840      4,075,927         20,840               461
    Cost of investments sold                     3,130,227      1,068,007      6,219,206         20,096               454
                                               -----------    -----------    -----------   -------------  ---------------

      Realized gains (losses) on fund shares            --       (750,167)    (2,143,279)           744                 7

Realized gain distributions                             --              1             --             --                --
                                               -----------    -----------    -----------   -------------  ---------------

      Net realized gains (losses)                       --       (750,166)    (2,143,279)           744                 7

Change in unrealized gains (losses)                     --         63,286     (5,326,623)           (45)           (1,955)
                                               -----------    -----------    -----------   -------------  ---------------

      Net realized and unrealized gains
        (losses) on investments                         --       (686,880)    (7,469,902)           699            (1,948)
                                               -----------    -----------    -----------   -------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                              $    (3,247)   $  (699,849)   $(7,666,555)   $       690    $         (385)
                                               ===========    ===========    ===========   =============  ===============

(d) Previously known as AIM V. I. Value

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Series II Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                AIM V. I.     AIM V. I.        AIM V. I.            AIM V. I.          AIM V. I.
                                                  Basic         Blue            Capital              Capital             Core
                                              Value II (e)   Chip II (e)   Appreciation II (e)   Development II (e)   Equity II (e)
                                              ------------   -----------   -------------------  -------------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $          1   $        --   $                --  $                --  $           94
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                        (166)         (102)                   (5)                  (3)            (91)
    Administrative expense                             (12)           (7)                   --                   --              (6)
                                              ------------   -----------   -------------------  -------------------  --------------

      Net investment income (loss)                    (177)         (109)                   (5)                  (3)             (3)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                425           341                     4                    2             647
    Cost of investments sold                           417           333                     4                    2             632
                                              ------------   -----------   -------------------  -------------------  --------------

      Realized gains (losses) on fund shares             8             8                    --                   --              15

Realized gain distributions                             --            --                    --                   --              --
                                              ------------   -----------   -------------------  -------------------  --------------

      Net realized gains (losses)                        8             8                    --                   --              15

Change in unrealized gains (losses)                   (270)       (1,260)                 (166)                 (48)            687
                                              ------------   -----------   -------------------  -------------------  --------------

      Net realized and unrealized gains
        (losses) on investments                       (262)       (1,252)                 (166)                 (48)            702
                                              ------------   -----------   -------------------  -------------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                             $       (439)  $    (1,361)  $              (171) $               (51) $          699
                                              ============   ===========   ===================  ===================  ==============

(e) For the period beginning June 3, 2002 and ending December 31, 2002

    See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Series II Sub-Accounts
                                               -----------------------------------------------------------------------------------

                                               AIM V. I. Dent    AIM V. I.        AIM V. I.         AIM V. I.
                                                Demographics    Diversified         Global          Government         AIM V. I.
                                                      II (e)   Income II (e)   Utilities II (e)  Securities II (e)   Growth II (e)
                                               --------------  -------------   ----------------  -----------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $           --  $       3,482   $            784  $          22,937   $          --
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                            (26)          (126)               (49)            (4,673)            (10)
    Administrative expense                                 (2)            (9)                (4)              (333)             (1)
                                               --------------  -------------   ----------------  -----------------   -------------

      Net investment income (loss)                        (28)         3,347                731             17,931             (11)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                    25            511                328              4,896               8
    Cost of investments sold                               26            511                320              4,865               9
                                               --------------  -------------   ----------------  -----------------   -------------

      Realized gains (losses) on fund shares               (1)            --                  8                 31              (1)

Realized gain distributions                                --             --                 --                 --              --
                                               --------------  -------------   ----------------  -----------------   -------------

      Net realized gains (losses)                          (1)            --                  8                 31              (1)

Change in unrealized gains (losses)                      (375)        (1,565)               419              9,371            (304)
                                               --------------  -------------   ----------------  -----------------   -------------

      Net realized and unrealized gains
        (losses) on investments                          (376)        (1,565)               427              9,402            (305)
                                               --------------  -------------   ----------------  -----------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $         (404) $       1,782   $          1,158  $          27,333   $        (316)
                                               ==============  =============   ================  =================   =============

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 AIM Variable Insurance Funds Series II Sub-Accounts
                                               ------------------------------------------------------------------------------------

                                                                     AIM V. I.     AIM V. I.       AIM V. I.
                                                   AIM V. I.      International  Mid Cap Core        Money          AIM V. I. New
                                               High Yield II (e)  Growth II (e)  Equity II (e)    Market II (e)   Technology II (e)
                                               -----------------  -------------  -------------   --------------   -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $              --  $          12  $          --   $          326   $              --
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                               (18)            (6)           (27)            (652)                 --
    Administrative expense                                    (1)            --             (2)             (45)                 --
                                               -----------------  -------------  -------------   --------------   -----------------

      Net investment income (loss)                           (19)             6            (29)            (371)                 --

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                       16              5             24              808                  --
    Cost of investments sold                                  16              6             25              808                  --
                                               -----------------  -------------  -------------   --------------   -----------------

      Realized gains (losses) on fund shares                  --             (1)            (1)              --                  --

Realized gain distributions                                   --             --             --               --                  --
                                               -----------------  -------------  -------------   --------------   -----------------

      Net realized gains (losses)                             --             (1)            (1)              --                  --

Change in unrealized gains (losses)                          287            (39)            (2)              --                  (2)
                                               -----------------  -------------  -------------   --------------   -----------------

      Net realized and unrealized gains
        (losses) on investments                              287            (40)            (3)              --                  (2)
                                               -----------------  -------------  -------------   --------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                              $             268  $         (34) $         (32)  $         (371)  $              (2)
                                               =================  =============  =============   ==============   =================

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                AIM Variable                                  Dreyfus Socially
                                              Insurance Funds                                    Responsible      Dreyfus Stock
                                                 Series II         Delaware Group Premium     Growth Fund, Inc.    Index Fund
                                               Sub-Accounts        Fund, Inc. Sub-Accounts       Sub-Account       Sub-Account
                                              ---------------   ---------------------------   -----------------   -------------

                                                 AIM V. I.        Delaware                    Dreyfus Socially
                                                  Premier       VIP GP Small     Delaware        Responsible      Dreyfus Stock
                                               Equity II (e)     Cap Value     VIP GP Trend        Growth          Index Fund
                                              ---------------   ------------   ------------   -----------------   ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $            38   $     14,808   $         --   $             518   $      43,069
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                            (25)       (13,399)        (3,710)             (2,458)        (31,396)
    Administrative expense                                 (2)        (1,159)          (321)               (213)         (2,716)
                                              ---------------   ------------   ------------   -----------------   -------------

      Net investment income (loss)                         11            250         (4,031)             (2,153)          8,957

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                    25         73,540         72,336              36,766          91,867
    Cost of investments sold                               26         74,471         87,799              53,972         117,233
                                              ---------------   ------------   ------------   -----------------   -------------

      Realized gains (losses) on fund shares               (1)          (931)       (15,463)            (17,206)        (25,366)

Realized gain distributions                                --             --             --                  --              --
                                              ---------------   ------------   ------------   -----------------   -------------

      Net realized gains (losses)                          (1)          (931)       (15,463)            (17,206)        (25,366)

Change in unrealized gains (losses)                      (308)      (132,583)       (46,702)            (56,834)       (681,992)
                                              ---------------   ------------   ------------   -----------------   -------------

      Net realized and unrealized gains
        (losses) on investments                          (309)      (133,514)       (62,165)            (74,040)       (707,358)
                                              ---------------   ------------   ------------   -----------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                             $          (298)  $   (133,264)  $    (66,196)  $         (76,193)  $    (698,401)
                                              ===============   ============   ============   =================   =============

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Fidelity Variable Insurance
                                                Dreyfus Variable Investment Fund Sub-Accounts      Products Fund Sub-Accounts
                                                ---------------------------------------------   --------------------------------

                                                 VIF Capital    VIF Growth &     VIF Money                          VIP Equity-
                                                Appreciation      Income           Market        VIP Contrafund       Income
                                                ------------   -------------   --------------   ----------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $      7,120   $           1   $           --   $          5,857   $      17,443
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                        (5,135)             --               --            (14,533)        (23,282)
    Administrative expense                              (444)             --               --             (1,257)         (2,014)
                                                ------------   -------------   --------------   ----------------   -------------

      Net investment income (loss)                     1,541               1               --             (9,933)         (7,853)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               37,632              --                1            142,734         173,664
    Cost of investments sold                          42,325               1                1            155,913         199,257
                                                ------------   -------------   --------------   ----------------   -------------

      Realized gains (losses) on fund shares          (4,693)             (1)              --            (13,179)        (25,593)

Realized gain distributions                               --              --               --                 --          23,742
                                                ------------   -------------   --------------   ----------------   -------------

      Net realized gains (losses)                     (4,693)             (1)              --            (13,179)         (1,851)

Change in unrealized gains (losses)                  (90,603)            (21)              --           (135,782)       (422,608)
                                                ------------   -------------   --------------   ----------------   -------------

      Net realized and unrealized gains
        (losses) on investments                      (95,296)            (22)              --           (148,961)       (424,459)
                                                ------------   -------------   --------------   ----------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $    (93,755)  $         (21)  $           --   $       (158,894)  $    (432,312)
                                                ============   =============   ==============   ================   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                            Fidelity Variable Insurance Products Fund Sub-Accounts
                                                ----------------------------------------------------------------------------

                                                                VIP Growth       VIP High          VIP        VIP Investment
                                                 VIP Growth    Opportunities      Income        Index 500       Grade Bond
                                                ------------   -------------   ------------   -------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $      3,241   $       1,882   $     15,755   $       6,304   $       14,632
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                       (23,205)         (2,958)        (2,548)        (10,793)         (13,252)
    Administrative expense                            (2,007)           (256)          (221)           (934)          (1,146)
                                                ------------   -------------   ------------   -------------   --------------

      Net investment income (loss)                   (21,971)         (1,332)        12,986          (5,423)             234

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                              211,030          27,369          6,986         167,807           94,022
    Cost of investments sold                         275,891          32,947          7,679         190,272           91,181
                                                ------------   -------------   ------------   -------------   --------------

      Realized gains (losses) on fund shares         (64,861)         (5,578)          (693)        (22,465)           2,841

Realized gain distributions                               --              --             --              --               --
                                                ------------   -------------   ------------   -------------   --------------

      Net realized gains (losses)                    (64,861)         (5,578)          (693)        (22,465)           2,841

Change in unrealized gains (losses)                 (660,322)        (59,978)        (2,046)       (211,973)         109,430
                                                ------------   -------------   ------------   -------------   --------------

      Net realized and unrealized gains
        (losses) on investments                     (725,183)        (65,556)        (2,739)       (234,438)         112,271
                                                ------------   -------------   ------------   -------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $   (747,154)  $     (66,888)  $     10,247   $    (239,861)  $      112,505
                                                ============   =============   ============   =============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                              Fidelity Variable
                                                  Insurance                                                         Goldman Sachs
                                                Products Fund          Franklin Templeton Variable Insurance      Variable Insurance
                                                 Sub-Accounts               Products Trust Sub-Accounts           Trust Sub-Account
                                              -----------------   ----------------------------------------------  ------------------

                                                                                                     Templeton         VIT CORE
                                                                  Mutual Shares    Templeton           Foreign        Small Cap
                                                 VIP Overseas      Securities    Asset Strategy   Securities (f)        Equity
                                              -----------------   -------------  --------------   --------------  ------------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $           2,953   $          --  $        3,890   $        8,976  $              --
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                           (6,300)             --          (2,418)          (6,830)                --
    Administrative expense                                 (545)             --            (209)            (591)                --
                                              -----------------   -------------  --------------   --------------  -----------------

      Net investment income (loss)                       (3,892)             --           1,263            1,555                 --

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:

    Proceeds from sales                                  77,577              --         125,060           50,436                 --
    Cost of investments sold                             91,559              --         134,678           63,870                  1
                                              -----------------   -------------  --------------   --------------  -----------------

      Realized gains (losses) on fund shares            (13,982)             --          (9,618)         (13,434)                (1)

Realized gain distributions                                  --              --              --               --                 --
                                              -----------------   -------------  --------------   --------------  -----------------

      Net realized gains (losses)                       (13,982)             --          (9,618)         (13,434)                (1)

Change in unrealized gains (losses)                    (116,766)              3          (6,584)        (132,620)               (13)
                                              -----------------   -------------  --------------   --------------  -----------------

      Net realized and unrealized gains
        (losses) on investments                        (130,748)              3         (16,202)        (146,054)               (14)
                                              -----------------   -------------  --------------   --------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                             $        (134,640)  $           3  $      (14,939)  $     (144,499)  $            (14)
                                              =================   =============  ==============   ==============  =================

(f) Previously known as Templeton International Securities

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------

                                                         HSBC Variable Insurance                 MFS Variable Insurance
                                                            Funds Sub-Accounts                     Trust Sub-Accounts
                                                -------------------------------------------   ----------------------------

                                                                                  HSBC VI
                                                HSBC VI Cash   HSBC VI Fixed      Growth                     MFS Emerging
                                                 Management       Income         & Income       MFS Bond        Growth
                                                ------------   -------------   ------------   ------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $     15,972   $      33,858   $      4,726   $     40,222   $          --
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                       (23,073)        (13,210)       (19,761)        (9,216)             --
    Administrative expense                            (1,996)         (1,143)        (1,709)          (797)             --
                                                ------------   -------------   ------------   ------------   -------------

      Net investment income (loss)                    (9,097)         19,505        (16,744)        30,209              --

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                              734,686         169,488        127,551         71,671              --
    Cost of investments sold                         734,686         164,072        162,959         71,978               1
                                                ------------   -------------   ------------   ------------   -------------

      Realized gains (losses) on fund shares              --           5,416        (35,408)          (307)             (1)

Realized gain distributions                               --              --             --             --              --
                                                ------------   -------------   ------------   ------------   -------------

      Net realized gains (losses)                         --           5,416        (35,408)          (307)             (1)

Change in unrealized gains (losses)                       --          78,375       (467,722)        42,389             (25)
                                                ------------   -------------   ------------   ------------   -------------

      Net realized and unrealized gains
        (losses) on investments                           --          83,791       (503,130)        42,082             (26)
                                                ------------   -------------   ------------   ------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $     (9,097)  $     103,296   $   (519,874)  $     72,291   $         (26)
                                                ============   =============   ============   ============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Oppenheimer Variable Account
                                                MFS Variable Insurance Trust Sub-Accounts           Funds Sub-Accounts
                                                --------------------------------------------   -----------------------------

                                                                                                Oppenheimer
                                                  MFS High     MFS Investors      MFS New        Aggressive     Oppenheimer
                                                   Income          Trust         Discovery         Growth           Bond
                                                ------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $      7,326   $       1,884   $          --   $       6,072   $      42,397
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                        (1,139)         (4,278)         (3,410)        (12,600)         (9,282)
    Administrative expense                               (99)           (370)           (295)         (1,090)           (803)
                                                ------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                     6,088          (2,764)         (3,705)         (7,618)         32,312

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               82,998         106,597          62,459          77,158         166,038
    Cost of investments sold                          89,089         123,425          76,153         104,064         167,743
                                                ------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares          (6,091)        (16,828)        (13,694)        (26,906)         (1,705)

Realized gain distributions                               --              --              --              --              --
                                                ------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                     (6,091)        (16,828)        (13,694)        (26,906)         (1,705)

Change in unrealized gains (losses)                     (106)        (75,624)        (95,486)       (321,148)         39,178
                                                ------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
        (losses) on investments                       (6,197)        (92,452)       (109,180)       (348,054)         37,473
                                                ------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $       (109)  $     (95,216)  $    (112,885)  $    (355,672)  $      69,785
                                                ============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------

                                                              Oppenheimer Variable Account Funds Sub-Accounts
                                                ----------------------------------------------------------------------------

                                                                                                Oppenheimer     Oppenheimer
                                                 Oppenheimer    Oppenheimer     Oppenheimer     Main Street     Main Street
                                                   Capital         Global           High          Growth &       Small Cap
                                                Appreciation     Securities        Income          Income          Growth
                                                ------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $      4,891   $       1,942   $      31,368   $      11,931   $          --
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                       (11,017)         (5,490)         (4,152)        (24,980)         (4,517)
    Administrative expense                              (953)           (475)           (359)         (2,160)           (391)
                                                ------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                    (7,079)         (4,023)         26,857         (15,209)         (4,908)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               91,455          39,537          45,351         188,324          57,857
    Cost of investments sold                         126,729          48,676          50,769         222,872          63,379
                                                ------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares         (35,274)         (9,139)         (5,418)        (34,548)         (5,522)

Realized gain distributions                               --              --              --              --              --
                                                ------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                    (35,274)         (9,139)         (5,418)        (34,548)         (5,522)

Change in unrealized gains (losses)                 (270,053)       (126,453)        (33,546)       (453,939)        (73,334)
                                                ------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
        (losses) on investments                     (305,327)       (135,592)        (38,964)       (488,487)        (78,856)
                                                ------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $   (312,406)  $    (139,615)  $     (12,107)  $    (503,696)  $     (83,764)
                                                ============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                Oppenheimer
                                                  Variable
                                                Account Funds
                                                Sub-Accounts                  Putnam Variable Trust Sub-Accounts
                                                -------------  ----------------------------------------------------------------

                                                 Oppenheimer    VT American       VT Asia
                                                  Strategic     Government        Pacific         VT Capital     VT Diversified
                                                    Bond          Income         Growth (g)      Appreciation        Income
                                                -------------  -------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $      98,719  $     149,461   $           --   $          856   $      651,933
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                        (20,384)      (101,580)          (2,812)          (8,819)        (102,875)
    Administrative expense                             (1,763)            --               --               --               --
                                                -------------  -------------   --------------   --------------   --------------

      Net investment income (loss)                     76,572         47,881           (2,812)          (7,963)         549,058

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               249,824      1,625,325        9,033,171          228,811        1,127,563
    Cost of investments sold                          254,764      1,569,832        9,137,522          290,333        1,213,775
                                                -------------  -------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares           (4,940)        55,493         (104,351)         (61,522)         (86,212)

Realized gain distributions                                --             --               --               --               --
                                                -------------  -------------   --------------   --------------   --------------

      Net realized gains (losses)                      (4,940)        55,493         (104,351)         (61,522)         (86,212)

Change in unrealized gains (losses)                    48,667        470,059          140,808         (130,988)        (110,662)
                                                -------------  -------------   --------------   --------------   --------------

      Net realized and unrealized gains
        (losses) on investments                        43,727        525,552           36,457         (192,510)        (196,874)
                                                -------------  -------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $     120,299  $     573,433   $       33,645   $     (200,473)  $      352,184
                                                =============  =============   ==============   ==============   ==============

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                               -------------------------------------------------------------------------------

                                               VT The George     VT Global
                                                Putnam Fund        Asset         VT Global        VT Growth        VT Growth
                                                of Boston        Allocation      Equity (h)       and Income     Opportunities
                                               -------------   -------------   --------------   --------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $     209,488   $      32,056   $        3,932   $      570,243   $          --
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                      (124,611)        (20,235)         (82,464)        (489,188)        (33,751)
    Administrative expense                                --              --               --               --              --
                                               -------------   -------------   --------------   --------------   -------------

      Net investment income (loss)                    84,877          11,821          (78,532)          81,055         (33,751)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                            1,162,563         806,979       21,451,870        3,374,631         712,968
    Cost of investments sold                       1,264,339         946,495       22,518,540        4,283,905       1,422,645
                                               -------------   -------------   --------------   --------------   -------------

      Realized gains (losses) on fund shares        (101,776)       (139,516)      (1,066,670)        (909,274)       (709,677)

Realized gain distributions                               --              --               --          214,284              --
                                               -------------   -------------   --------------   --------------   -------------

      Net realized gains (losses)                   (101,776)       (139,516)      (1,066,670)        (694,990)       (709,677)

Change in unrealized gains (losses)               (1,022,019)       (103,220)        (475,468)      (8,360,574)       (283,633)
                                               -------------   -------------   --------------   --------------   -------------

      Net realized and unrealized gains
        (losses) on investments                   (1,123,795)       (242,736)      (1,542,138)      (9,055,564)       (993,310)
                                               -------------   -------------   --------------   --------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                              $  (1,038,918)  $    (230,915)  $   (1,620,670)  $   (8,974,509)  $  (1,027,061)
                                               =============   =============   ==============   ==============   =============

(h) Previously known as Global Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                                -----------------------------------------------------------------------------------

                                                                                                                   VT International
                                                  VT Health       VT High                        VT International     Growth and
                                                  Sciences          Yield         VT Income           Growth            Income
                                                ------------   ------------   ----------------   ----------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $         --   $    488,033   $        667,094   $         80,737  $         11,683
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                       (86,848)       (53,536)          (190,518)          (128,625)          (32,011)
    Administrative expense                                --             --                 --                 --                --
                                                ------------   ------------   ----------------   ----------------  ----------------

      Net investment income (loss)                   (86,848)       434,497            476,576            (47,888)          (20,328)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                            1,226,585        616,322          1,427,416         24,434,252        17,959,822
    Cost of investments sold                       1,609,047        729,335          1,424,210         25,522,554        17,878,015
                                                ------------   ------------   ----------------   ----------------  ----------------

      Realized gains (losses) on fund shares        (382,462)      (113,013)             3,206         (1,088,302)           81,807

Realized gain distributions                               --             --                 --                 --                --
                                                ------------   ------------   ----------------   ----------------  ----------------

      Net realized gains (losses)                   (382,462)      (113,013)             3,206         (1,088,302)           81,807

Change in unrealized gains (losses)               (1,298,547)      (425,032)           482,626           (638,125)         (177,522)
                                                ------------   ------------   ----------------   ----------------  ----------------

      Net realized and unrealized gains
        (losses) on investments                   (1,681,009)      (538,045)           485,832         (1,726,427)          (95,715)
                                                ------------   ------------   ----------------   ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                               $ (1,767,857)  $   (103,548)  $        962,408   $     (1,774,315) $       (116,043)
                                                ============   ============   ================   ================  ================

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                              ------------------------------------------------------------------------------------

                                              VT International
                                                     New                             VT Money          VT New           VT New
                                               Opportunities      VT Investors        Market       Opportunities        Value
                                              ----------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $         14,593   $       24,704   $      154,812   $           --   $       46,090
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                         (31,515)        (202,741)        (175,957)        (154,571)         (70,435)
    Administrative expense                                  --               --               --               --               --
                                              ----------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                     (16,922)        (178,037)         (21,145)        (154,571)         (24,345)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                             19,590,579        2,155,962       98,402,070        1,746,889          894,917
    Cost of investments sold                        19,774,568        3,559,511       98,402,070        4,089,717        1,069,060
                                              ----------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares          (183,989)      (1,403,549)              --       (2,342,828)        (174,143)

Realized gain distributions                                 --               --               --               --          155,708
                                              ----------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                     (183,989)      (1,403,549)              --       (2,342,828)         (18,435)

Change in unrealized gains (losses)                     35,115       (3,210,257)              --       (2,309,747)      (1,074,247)
                                              ----------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
        (losses) on investments                       (148,874)      (4,613,806)              --       (4,652,575)      (1,092,682)
                                              ----------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                            $       (165,796)  $   (4,791,843)  $      (21,145)  $   (4,807,146)  $   (1,117,027)
                                              ================   ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002
-----------------------------------------------------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                              -------------------------------------------------------------------------------

                                                VT OTC &                                                        VT Utilities
                                                Emerging                      VT Small Cap          VT            Growth
                                                 Growth        VT Research        Value        Technology(g)    and Income
                                              --------------  -------------  --------------   ---------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $           --  $      35,640  $       11,063   $            --  $      129,356
Charges from Allstate Life Insurance Company
 of New York:
    Mortality and expense risk                       (29,936)       (83,671)        (75,629)           (7,856)        (46,136)
    Administrative expense                                --             --              --                --              --
                                              --------------  -------------  --------------   ---------------  --------------

      Net investment income (loss)                   (29,936)       (48,031)        (64,566)           (7,856)         83,220

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                              433,038        758,418         939,558         1,081,960         785,725
    Cost of investments sold                       1,232,204      1,123,302         977,431         1,869,691       1,205,372
                                              --------------  -------------  --------------   ---------------  --------------

      Realized gains (losses) on fund shares        (799,166)      (364,884)        (37,873)         (787,731)       (419,647)

Realized gain distributions                               --             --          54,130                --              --
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized gains (losses)                   (799,166)      (364,884)         16,257          (787,731)       (419,647)

Change in unrealized gains (losses)                 (169,251)    (1,412,243)     (1,383,462)          337,975        (813,800)
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized and unrealized gains
          (losses) on investments                   (968,417)    (1,777,127)     (1,367,205)         (449,756)     (1,233,447)
                                              --------------  -------------  --------------   ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                           $     (998,353) $  (1,825,158) $   (1,431,771)  $      (457,612) $   (1,150,227)
                                              ==============  =============  ==============   ===============  ==============

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                 Scudder Variable Series I
                                                   Putnam Variable Trust Sub-Accounts                  Sub-Accounts
                                              ---------------------------------------------    ------------------------------

                                                                                               21st Century
                                                VT Vista       VT Voyager     VT Voyager II       Growth         Balanced
                                              --------------  -------------  --------------   ---------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $           --  $     138,854  $           --   $            --  $           80
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                       (75,580)      (275,489)         (9,325)              (24)            (36)
    Administrative expense                                --             --              --               (16)            (22)
                                              --------------  -------------  --------------   ---------------  --------------

      Net investment income (loss)                   (75,580)      (136,635)         (9,325)              (40)             22

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                            1,049,806      2,890,246         142,518                35             357
    Cost of investments sold                       2,080,012      5,597,521         173,693                59             365
                                              --------------  -------------  --------------   ---------------  --------------

      Realized gains (losses) on fund shares      (1,030,206)    (2,707,275)        (31,175)              (24)             (8)

Realized gain distributions                               --             --              --                --              --
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized gains (losses)                 (1,030,206)    (2,707,275)        (31,175)              (24)             (8)

Change in unrealized gains (losses)               (1,271,269)    (4,378,666)       (163,350)           (2,738)         (1,236)
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized and unrealized gains
          (losses) on investments                 (2,301,475)    (7,085,941)       (194,525)           (2,762)         (1,244)
                                              --------------  -------------  --------------   ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                           $   (2,377,055) $  (7,222,576) $     (203,850)  $        (2,802) $       (1,222)
                                              ==============  =============  ==============   ===============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002
-----------------------------------------------------------------------------------------------------------------------------

                                                                 Scudder Variable Series I Sub-Accounts
                                              -------------------------------------------------------------------------------

                                                                 Capital         Global           Growth
                                                  Bond           Growth         Discovery       and Income     International
                                              --------------  -------------  --------------   ---------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $          494  $           4  $           --   $            59  $           35
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                           (56)           (15)            (15)              (47)            (26)
    Administrative expense                               (37)            (9)             (9)              (31)            (17)
                                              --------------  -------------  --------------   ---------------  --------------

      Net investment income (loss)                       401            (20)            (24)              (19)             (8)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                   89             22              22               371              39
    Cost of investments sold                              90             28              28               395              62
                                              --------------  -------------  --------------   ---------------  --------------

      Realized gains (losses) on fund shares              (1)            (6)             (6)              (24)            (23)

Realized gain distributions                               --             --              --                --              --
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized gains (losses)                         (1)            (6)             (6)              (24)            (23)

Change in unrealized gains (losses)                      495         (1,038)           (866)           (2,889)         (1,328)
                                              --------------  -------------  --------------   ---------------  --------------

      Net realized and unrealized gains
          (losses) on investments                        494         (1,044)           (872)           (2,913)         (1,351)
                                              --------------  -------------  --------------   ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                           $          895  $      (1,064) $         (896)  $        (2,932) $       (1,359)
                                              ==============  =============  ==============   ===============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002
--------------------------------------------------------------------------------------------------------------------------------

                                              Scudder Variable
                                                 Series II
                                               Sub-Account               Van Kampen Life Investment Trust Sub-Accounts
                                              -----------------  ---------------------------------------------------------------

                                                                       LIT       LIT Domestic     LIT Emerging        LIT
                                                    Growth          Comstock       Income (i)        Growth        Government(j)
                                              -----------------  -------------  --------------   ---------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $              --  $       4,200  $       13,783   $         1,379  $           --
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                              (12)        (8,616)           (578)           (5,037)         (2,338)
    Administrative expense                                   (9)          (745)            (50)             (436)           (202)
                                              -----------------  -------------  --------------   ---------------  --------------

      Net investment income (loss)                          (21)        (5,161)         13,155            (4,094)         (2,540)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                      18         74,083         252,267            96,958          94,658
    Cost of investments sold                                 26         96,092         265,486           129,247          90,378
                                              -----------------  -------------  --------------   ---------------  --------------

      Realized gains (losses) on fund shares                 (8)       (22,009)        (13,219)          (32,289)          4,280

Realized gain distributions                                  --          4,801              --                --              --
                                              -----------------  -------------  --------------   ---------------  --------------

      Net realized gains (losses)                            (8)       (17,208)        (13,219)          (32,289)          4,280

Change in unrealized gains (losses)                      (1,057)      (164,779)           (662)         (145,513)         16,487
                                              -----------------  -------------  --------------   ---------------  --------------

      Net realized and unrealized gains
          (losses) on investments                        (1,065)      (181,987)        (13,881)         (177,802)         20,767
                                              -----------------  -------------  --------------   ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                           $          (1,086) $    (187,148) $         (726)  $      (181,896) $       18,227
                                              =================  =============  ==============   ===============  ==============

(i) On May 1, 2002 LIT Domestic Income Merged into LIT Government

(j) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002
----------------------------------------------------------------------------------------------------------------

                                               Van Kampen Life
                                              Investment Trust
                                                Sub-Accounts         Wells Fargo Variable Trust Sub-Accounts
                                              -----------------  -----------------------------------------------

                                                                  Wells Fargo    Wells Fargo
                                                  LIT Money        VT Asset       VT Equity       Wells Fargo
                                                   Market         Allocation       Income          VT Growth
                                              -----------------  -------------  --------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $          19,741  $       6,604  $        2,568   $            70
Charges from Allstate Life Insurance Company
  of New York:
    Mortality and expense risk                          (19,059)        (3,338)         (1,569)             (723)
    Administrative expense                               (1,649)          (289)           (136)              (63)
                                              -----------------  -------------  --------------   ---------------

      Net investment income (loss)                         (967)         2,977             863              (716)

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                 840,967         39,181          41,433            39,163
    Cost of investments sold                            840,967         44,636          48,810            48,175
                                              -----------------  -------------  --------------   ---------------

      Realized gains (losses) on fund shares                 --         (5,455)         (7,377)           (9,012)

Realized gain distributions                                  --          3,175              --                --
                                              -----------------  -------------  --------------   ---------------

      Net realized gains (losses)                            --         (2,280)         (7,377)           (9,012)

Change in unrealized gains (losses)                          --        (44,376)        (24,849)          (10,645)
                                              -----------------  -------------  --------------   ---------------

      Net realized and unrealized gains
          (losses) on investments                            --        (46,656)        (32,226)          (19,657)
                                              -----------------  -------------  --------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                           $            (967) $     (43,679) $      (31,363)  $       (20,373)
                                              =================  =============  ==============   ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                           ---------------------------------------------------------------------------------------

                                            AIM V. I. Aggressive Growth        AIM V. I. Balanced          AIM V. I. Basic Value
                                           -----------------------------   --------------------------   --------------------------

                                               2002             2001          2002           2001          2002          2001(k)
                                           --------------    -----------   -----------    -----------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (43,000)   $   (46,724)  $   103,756    $    60,072   $   (18,123)   $      (467)
Net realized gains (losses)                      (499,556)      (252,034)     (323,451)       (65,714)      (54,610)           136
Change in unrealized gains (losses)              (441,435)      (884,098)   (1,270,366)      (533,781)     (373,308)        36,092
                                           --------------    -----------   -----------    -----------   -----------    -----------

Increase (decrease) in net assets
  from operations                                (983,991)    (1,182,856)   (1,490,061)      (539,423)     (446,041)        35,761
                                           --------------    -----------   -----------    -----------   -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                          135,775        808,838     1,070,860      2,956,894       477,066        281,572
Benefit payments                                  (54,618)        (1,384)     (155,152)       (73,601)         (526)            --
Payments on termination                          (316,481)      (238,836)     (645,821)      (222,882)     (112,633)        (3,745)
Contract maintenance charge                        (3,561)        (1,785)       (5,508)        (1,321)       (1,219)            --
Transfers among the sub-accounts
  and with the Fixed Account - net                 82,020        852,013     1,102,344      2,417,322     1,168,309        386,840
                                           --------------    -----------   -----------    -----------   -----------    -----------

Increase (decrease) in net assets
  from capital transactions                      (156,865)     1,418,846     1,366,723      5,076,412     1,530,997        664,667
                                           --------------    -----------   -----------    -----------   -----------    -----------

INCREASE (DECREASE) IN NET ASSETS              (1,140,856)       235,990      (123,338)     4,536,989     1,084,956        700,428

NET ASSETS AT BEGINNING OF PERIOD               4,034,438      3,798,448     7,176,802      2,639,813       700,428             --
                                           --------------    -----------   -----------    -----------   -----------    -----------

NET ASSETS AT END OF PERIOD                $    2,893,582    $ 4,034,438   $ 7,053,464    $ 7,176,802   $ 1,785,384    $   700,428
                                           ==============    ===========   ===========    ===========   ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period        487,672        329,923       828,911        263,143        62,499             --
    Units issued                                  135,323        261,434       402,073        655,085       196,087         62,838
    Units redeemed                               (162,874)      (103,685)     (241,411)       (89,317)      (50,378)          (339)
                                           --------------    -----------   -----------    -----------   -----------    -----------
  Units outstanding at end of period              460,121        487,672       989,573        828,911       208,208         62,499
                                           ==============    ===========   ===========    ===========   ===========    ===========

(k) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                           -----------------------------------------------------------------------------------------

                                               AIM V. I. Blue Chip     AIM V. I. Capital Appreciation  AIM V. I. Capital Development
                                           --------------------------  ------------------------------  -----------------------------

                                               2002         2001            2002            2001          2002             2001
                                           ------------  ------------  --------------   -------------  ------------    -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $    (74,360) $    (61,710) $     (116,365)  $    (140,314) $    (12,380)   $    (12,182)
Net realized gains (losses)                    (532,894)     (168,393)       (772,685)        530,114       (55,849)        (21,608)
Change in unrealized gains (losses)          (1,443,205)     (982,769)     (1,745,993)     (3,450,358)     (201,194)        (66,005)
                                           ------------  ------------  --------------   -------------  ------------    ------------

Increase (decrease) in net assets
  from operations                            (2,050,459)   (1,212,872)     (2,635,043)     (3,060,558)     (269,423)        (99,795)
                                           ------------  ------------  --------------   -------------  ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                        435,968     2,212,603         661,979       1,509,267        44,030         155,479
Benefit payments                               (125,465)      (38,249)        (86,999)        (49,227)      (37,115)         (4,188)
Payments on termination                        (427,832)     (315,120)       (536,668)       (663,396)      (60,570)        (28,230)
Contract maintenance charge                      (9,225)       (2,886)         (6,993)         (3,939)         (614)           (237)
Transfers among the sub-accounts
  and with the Fixed Account - net              870,295     2,359,370          11,179         667,733        63,553         143,108
                                           ------------  ------------  --------------   -------------  ------------    ------------

Increase (decrease) in net assets
  from capital transactions                     743,741     4,215,718          42,498       1,460,438         9,284         265,932
                                           ------------  ------------  --------------   -------------  ------------    ------------

INCREASE (DECREASE) IN NET ASSETS            (1,306,718)    3,002,846      (2,592,545)     (1,600,120)     (260,139)        166,137

NET ASSETS AT BEGINNING OF PERIOD             6,713,440     3,710,594      10,006,236      11,606,356     1,097,539         931,402
                                           ------------  ------------  --------------   -------------  ------------    ------------

NET ASSETS AT END OF PERIOD                $  5,406,722  $  6,713,440  $    7,413,691   $  10,006,236  $    837,400    $  1,097,539
                                           ============  ============  ==============   =============  ============    ============

UNITS OUTSTANDING
  Units outstanding at beginning of period      991,661       419,485       1,015,606         776,953       103,054          78,882
    Units issued                                403,541       742,441         355,019         399,091        28,182          46,041
    Units redeemed                             (304,969)     (170,265)       (303,635)       (160,438)      (30,212)        (21,869)
                                           ------------  ------------  --------------   -------------  ------------    ------------
  Units outstanding at end of period          1,090,233       991,661       1,066,990       1,015,606       101,024         103,054
                                           ============  ============  ==============   =============  ============    ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                           -----------------------------------------------------------------------------------------

                                            AIM V. I. Core Equity (a)    AIM V. I. Dent Demographics    AIM V. I. Diversified Income
                                           --------------------------  ------------------------------  -----------------------------

                                               2002          2001           2002             2001          2002             2001
                                           ------------  ------------  --------------   -------------  ------------    -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $   (134,326) $   (207,568) $      (18,874)  $     (22,893) $    228,991    $    187,321
Net realized gains (losses)                    (991,898)     (409,174)       (315,380)       (169,464)     (105,137)        (44,961)
Change in unrealized gains (losses)          (1,333,528)   (3,845,601)       (309,254)       (559,190)      (94,362)        (82,667)
                                           ------------  ------------  --------------   -------------  ------------    ------------

Increase (decrease) in net assets
  from operations                            (2,459,752)   (4,462,343)       (643,508)       (751,547)       29,492          59,693
                                           ------------  ------------  --------------   -------------  ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                        540,464     1,966,930         115,005         528,473       300,366         352,971
Benefit payments                               (360,311)      (87,809)        (75,859)        (10,247)      (87,955)        (21,904)
Payments on termination                        (839,818)   (1,077,947)       (133,459)       (126,769)     (430,852)       (232,519)
Contract maintenance charge                     (10,121)       (5,929)         (1,374)           (788)       (1,497)           (580)
Transfers among the sub-accounts
  and with the Fixed Account - net             (652,259)    1,441,731         (79,317)        613,004       401,163         509,831
                                           ------------  ------------  --------------   -------------  ------------    ------------

Increase (decrease) in net assets
  from capital transactions                  (1,322,045)    2,236,976        (175,004)      1,003,673       181,225         607,799
                                           ------------  ------------  --------------   -------------  ------------    ------------

INCREASE (DECREASE) IN NET ASSETS            (3,781,797)   (2,225,367)       (818,512)        252,126       210,717         667,492

NET ASSETS AT BEGINNING OF PERIOD            14,847,880    17,073,247       2,019,260       1,767,134     3,358,928       2,691,436
                                           ------------  ------------  --------------   -------------  ------------    ------------

NET ASSETS AT END OF PERIOD                $ 11,066,083  $ 14,847,880  $    1,200,748   $   2,019,260  $  3,569,645    $  3,358,928
                                           ============  ============  ==============   =============  ============    ============

UNITS OUTSTANDING
  Units outstanding at beginning of period    1,414,433     1,044,184         379,548         223,446       302,828         238,023
   Units issued                                 281,977       576,854          76,923         227,024       160,951         119,912
   Units redeemed                              (383,406)     (206,605)       (120,908)        (70,922)     (139,316)        (55,107)
                                           ------------  ------------  --------------   -------------  ------------    ------------
  Units outstanding at end of period          1,313,004     1,414,433         335,563         379,548       324,463         302,828
                                           ============  ============  ==============   =============  ============    ============

(a) Previously known as AIM V. I. Growth and Income

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                           AIM V. I. Global Utilities   AIM V. I. Government Securities      AIM V. I. Growth
                                           ---------------------------  ------------------------------- ---------------------------

                                               2002           2001          2002             2001           2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      28,432  $        910  $      80,684    $     104,783  $     (81,701) $    (99,516)
Net realized gains (losses)                     (331,490)      148,633         77,922           12,751     (1,059,188)     (749,695)
Change in unrealized gains (losses)             (263,760)     (919,376)       448,447           12,089     (1,310,865)   (3,155,400)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (566,818)     (769,833)       607,053          129,623     (2,451,754)   (4,004,611)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         118,440       505,367      1,037,877        1,080,670        246,034     1,272,554
Benefit payments                                 (30,024)       (8,713)       (69,159)         (14,303)      (127,688)      (65,622)
Payments on termination                         (254,601)      (86,748)    (1,032,060)        (106,819)      (345,344)     (595,275)
Contract maintenance charge                       (1,431)         (764)        (2,654)            (592)        (5,787)       (4,024)
Transfers among the sub-accounts
  and with the Fixed Account - net                35,562       376,165      3,515,702        2,489,156       (157,673)      421,426
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                     (132,054)      785,307      3,449,706        3,448,112       (390,458)    1,029,059
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS               (698,872)       15,474      4,056,759        3,577,735     (2,842,212)   (2,975,552)

NET ASSETS AT BEGINNING OF PERIOD              2,128,907     2,113,433      5,221,367        1,643,632      7,736,365    10,711,917
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,430,035  $  2,128,907  $   9,278,126    $   5,221,367  $   4,894,153  $  7,736,365
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       235,277       140,889        446,714          139,832        953,855       730,340
   Units issued                                   78,356       131,222        504,011          336,088        168,670       405,950
   Units redeemed                                (98,434)      (36,834)      (212,052)         (29,206)      (206,490)     (182,435)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             215,199       235,277        738,673          446,714        916,035       953,855
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                           ---------------------------------------------------------------------------------------

                                                                                                                AIM V. I. Mid
                                               AIM V. I. High Yield     AIM V. I. International Growth(b)    Cap Core Equity (c)
                                           ---------------------------  ---------------------------------  -----------------------

                                               2002           2001            2002              2001         2002        2001 (k)
                                           -------------  ------------  ----------------   --------------  ---------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (11,468) $     87,382  $        (32,013)  $      (50,153) $  (5,985) $        (25)
Net realized gains (losses)                      (62,031)      (20,523)         (366,997)        (156,226)   (14,430)           25
Change in unrealized gains (losses)                3,551      (106,627)         (375,727)      (1,207,639)   (77,355)        5,204
                                           -------------  ------------  ----------------   --------------  ---------  ------------

Increase (decrease) in net assets
  from operations                                (69,948)      (39,768)         (774,737)      (1,414,018)   (97,770)        5,204
                                           -------------  ------------  ----------------   --------------  ---------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         118,248       367,010           357,198          927,767     58,383        47,653
Benefit payments                                  (3,166)       (2,965)          (88,872)         (42,473)        --            --
Payments on termination                          (94,025)      (22,143)         (200,611)        (320,452)   (57,315)         (510)
Contract maintenance charge                         (629)         (117)           (3,050)          (1,708)      (198)           --
Transfers among the sub-accounts
  and with the Fixed Account - net               197,041       216,789            (2,807)           5,107    556,823        66,818
                                           -------------  ------------  ----------------   --------------  ---------  ------------

Increase (decrease) in net assets
  from capital transactions                      217,469       558,574            61,858          568,241    557,693       113,961
                                           -------------  ------------  ----------------   --------------  ---------  ------------

INCREASE (DECREASE) IN NET ASSETS                147,521       518,806          (712,879)        (845,777)   459,923       119,165

NET ASSETS AT BEGINNING OF PERIOD                791,236       272,430         4,449,167        5,294,944    119,165            --
                                           -------------  ------------  ----------------   --------------  ---------  ------------

NET ASSETS AT END OF PERIOD                $     938,757  $    791,236  $      3,736,288   $    4,449,167  $ 579,088  $    119,165
                                           =============  ============  ================   ==============  =========  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       103,978        33,671           515,728          416,531     10,488            --
   Units issued                                   74,823        88,096           112,395          195,965     71,840        10,533
   Units redeemed                                (47,616)      (17,789)          (90,523)         (96,768)   (23,916)          (45)
                                           -------------  ------------  ----------------   --------------  ---------  ------------
  Units outstanding at end of period             131,185       103,978           537,600          515,728     58,412        10,488
                                           =============  ============  ================   ==============  =========  ============

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Mid Cap Equity

(k) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                           --------------------------------------------------------------------------------------

                                             AIM V. I. Money Market      AIM V. I. New Technology    AIM V. I. Premier Equity (d)
                                           ---------------------------  ---------------------------  ----------------------------

                                               2002          2001           2002           2001          2002           2001
                                           ------------  -------------  ------------   ------------  ------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (3,247) $      64,495  $    (12,969)  $     16,164  $   (196,653)  $    (302,649)
Net realized gains (losses)                          --             --      (750,166)       524,033    (2,143,279)        (26,346)
Change in unrealized gains (losses)                  --             --        63,286     (1,585,393)   (5,326,623)     (3,362,318)
                                           ------------  -------------  ------------   ------------  ------------   -------------

Increase (decrease) in net assets
  from operations                                (3,247)        64,495      (699,849)    (1,045,196)   (7,666,555)     (3,691,313)
                                           ------------  -------------  ------------   ------------  ------------   -------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         58,788      1,107,548        56,928        445,568       972,040       3,758,845
Benefit payments                               (196,501)            --       (30,268)       (16,004)     (395,449)       (193,093)
Payments on termination                        (869,716)      (954,907)     (174,659)       (79,608)   (1,263,500)     (1,714,199)
Contract maintenance charge                      (2,545)          (731)       (1,179)          (757)      (19,379)        (13,731)
Transfers among the sub-accounts
  and with the Fixed Account - net              517,242      3,415,378        23,361        468,829      (658,083)      1,454,287
                                           ------------  -------------  ------------   ------------  ------------   -------------

Increase (decrease) in net assets
  from capital transactions                    (492,732)     3,567,288      (125,817)       818,028    (1,364,371)      3,292,109
                                           ------------  -------------  ------------   ------------  ------------   -------------

INCREASE (DECREASE) IN NET ASSETS              (495,979)     3,631,783      (825,666)      (227,168)   (9,030,926)       (399,204)

NET ASSETS AT BEGINNING OF PERIOD             5,165,997      1,534,214     1,617,056      1,844,224    24,350,790      24,749,994
                                           ------------  -------------  ------------   ------------  ------------   -------------

NET ASSETS AT END OF PERIOD                $  4,670,018  $   5,165,997  $    791,390   $  1,617,056  $ 15,319,864   $  24,350,790
                                           ============  =============  ============   ============  ============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of period      460,112        132,697       154,011         91,168     2,182,906       1,647,565
   Units issued                                 542,926        615,220        27,174         87,100       464,266         845,551
   Units redeemed                              (585,397)      (287,805)      (42,082)       (24,257)     (513,679)       (310,210)
                                           ------------  -------------  ------------   ------------  ------------   -------------
  Units outstanding at end of period            417,641        460,112       139,103        154,011     2,133,493       2,182,906
                                           ============  =============  ============   ============  ============   =============

(d) Previously known as AIM V. I. Value

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                            AIM Variable Insurance Funds Series II Sub-Accounts
                                           --------------------------------------------------------------------------------------

                                       AIM V. I.                                                    AIM V. I.        AIM V. I.
                                      Aggressive     AIM V. I.       AIM V. I.      AIM V. I.        Capital         Capital
                                      Growth II    Balanced II   Basic Value II   Blue Chip II   Appreciation II  Development II
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

                                        2002 (e)      2002 (e)       2002 (e)       2002 (e)         2002 (e)        2002 (e)
                                     ------------  ------------  --------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $         (9) $      1,563  $         (177) $         (109) $            (5) $            (3)
Net realized gains (losses)                   744             7               8               8               --               --
Change in unrealized gains (losses)           (45)       (1,955)           (270)         (1,260)            (166)             (48)
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

Increase (decrease) in net assets
  from operations                             690          (385)           (439)         (1,361)            (171)             (51)
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       --        48,254          41,292          28,712               --               --
Benefit payments                               --            --              --              --               --               --
Payments on termination                        --          (300)           (227)           (228)              --               --
Contract maintenance charge                    --            --              --              --               --               --
Transfers among the sub-accounts
  and with the Fixed Account - net          2,273        22,081          30,763           8,285            4,751            3,067
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

Increase (decrease) in net assets
  from capital transactions                 2,273        70,035          71,828          36,769            4,751            3,067
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS           2,963        69,650          71,389          35,408            4,580            3,016

NET ASSETS AT BEGINNING OF PERIOD              --            --              --              --               --               --
                                     ------------  ------------  --------------  --------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD          $      2,963  $     69,650  $       71,389  $       35,408  $         4,580  $         3,016
                                     ============  ============  ==============  ==============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at beginning
    of period                                  --            --              --              --               --               --
   Units issued                               369         8,460           9,370           4,628              616              390
   Units redeemed                              --           (36)            (37)            (32)              --               --
                                     ------------  ------------  --------------  --------------  ---------------  ---------------
  Units outstanding at end of period          369         8,424           9,333           4,596              616              390
                                     ============  ============  ==============  ==============  ===============  ===============

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Series II Sub-Accounts
                                         -------------------------------------------------------------------------------------------

                                                            AIM V. I.      AIM V. I.                         AIM V. I.
                                            AIM V. I.         Dent        Diversified     AIM V. I.          Government    AIM V. I.
                                         Core Equity II  Demographics II   Income II   Global Utilities II  Securities II  Growth II
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

                                            2002 (e)        2002 (e)        2002 (e)        2002 (e)           2002 (e)     2002 (e)
                                         --------------  ---------------  -----------  -------------------  -------------  ---------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)             $           (3) $           (28) $     3,347  $               731  $      17,931  $    (11)
Net realized gains (losses)                          15               (1)          --                    8             31        (1)
Change in unrealized gains (losses)                 687             (375)      (1,565)                 419          9,371      (304)
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

Increase (decrease) in net assets
  from operations                                   699             (404)       1,782                1,158         27,333      (316)
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         20,634               --       35,425               22,067      1,772,719       100
Benefit payments                                     --               --           --                   --             --        --
Payments on termination                            (570)              --         (394)                (151)          (894)       --
Contract maintenance charge                          --               --           --                   --             --        --
Transfers among the sub-accounts
  and with the Fixed Account - net                6,133            9,342       11,070                 (868)        26,145     7,857
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

Increase (decrease) in net assets
  from capital transactions                      26,197            9,342       46,101               21,048      1,797,970     7,957
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

INCREASE (DECREASE) IN NET ASSETS                26,896            8,938       47,883               22,206      1,825,303     7,641

NET ASSETS AT BEGINNING OF PERIOD                    --               --           --                   --             --        --
                                         --------------  ---------------  -----------  -------------------  -------------  ---------

NET ASSETS AT END OF PERIOD              $       26,896  $         8,938  $    47,883  $            22,206  $   1,825,303  $  7,641
                                         ==============  ===============  ===========  ===================  =============  =========

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                            --               --           --                   --             --        --
   Units issued                                   3,316            1,340        4,826                2,866        169,689     1,126
   Units redeemed                                   (75)              --          (41)                 (36)           (83)       --
                                         --------------  ---------------  -----------  -------------------  -------------  ---------
  Units outstanding at end of period              3,241            1,340        4,785                2,830        169,606     1,126
                                         ==============  ===============  ===========  ===================  =============  =========

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Series II Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                            AIM V. I.       AIM V. I.                                    AIM V. I.
                                              AIM V. I.   International     Mid Cap       AIM V. I.     AIM V. I. New    Premier
                                            High Yield II   Growth II    Core Equity II Money Market II Technology II    Equity II
                                            ------------- -------------  -------------- --------------- -------------   -----------

                                               2002 (e)      2002 (e)       2002 (e)       2002 (e)        2002 (e)       2002 (e)
                                            ------------- -------------  -------------- --------------- -------------   -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                $        (19) $          6   $         (29) $         (371) $         --    $        11
Net realized gains (losses)                           --            (1)             (1)             --            --             (1)
Change in unrealized gains (losses)                  287           (39)             (2)             --            (2)          (308)
                                            ------------- -------------  -------------- --------------- -------------   -----------

Increase (decrease) in net assets
  from operations                                    268           (34)            (32)           (371)           (2)          (298)
                                            ------------- -------------  -------------- --------------- -------------   -----------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                              --         1,736             100         238,165            --          8,250
Benefit payments                                      --            --              --              --            --             --
Payments on termination                               --            --              --            (125)           --             --
Contract maintenance charge                           --            --              --              --            --             --
Transfers among the sub-accounts
  and with the Fixed Account - net                10,636           163          11,145           1,485            25          2,206
                                            ------------- -------------  -------------- --------------- -------------   -----------

Increase (decrease) in net assets
  from capital transactions                       10,636         1,899          11,245         239,525            25         10,456
                                            ------------- -------------  -------------- --------------- -------------   -----------

INCREASE (DECREASE) IN NET ASSETS                 10,904         1,865          11,213         239,154            23         10,158

NET ASSETS AT BEGINNING OF PERIOD                     --            --              --              --            --             --
                                            ------------- -------------  -------------- --------------- -------------   -----------

NET ASSETS AT END OF PERIOD                 $     10,904  $      1,865   $      11,213  $      239,154  $         23    $    10,158
                                            ============= =============  ============== =============== =============   ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            --              --              --            --             --
   Units issued                                    1,174           225           1,282          24,075             4          1,484
   Units redeemed                                     --            --              --             (13)           --             --
                                            ------------- -------------  -------------- --------------- -------------   -----------
  Units outstanding at end of period               1,174           225           1,282          24,062             4          1,484
                                            ============= =============  ============== =============== =============   ===========

(e) For the period beginning June 3, 2002 and ending December 31, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Dreyfus Socially Responsible
                                                  Delaware Group Premium Funds, Inc. Sub-Accounts      Growth Fund, Inc. Sub-Account
                                             --------------------------------------------------------  -----------------------------

                                                    Delaware VIP                                             Dreyfus Socially
                                                 GP Small Cap Value           Delaware VIP GP Trend         Responsible Growth
                                             --------------------------   ---------------------------  -----------------------------

                                                 2002          2001           2002           2001          2002           2001
                                             ------------  ------------   ------------   ------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                 $        250  $     (2,021)  $     (4,031)  $     (1,636) $     (2,153)  $     (2,164)
Net realized gains (losses)                          (931)        1,481        (15,463)        (5,989)      (17,206)        (2,944)
Change in unrealized gains (losses)              (132,583)       38,503        (46,702)        (3,762)      (56,834)       (41,153)
                                             ------------  ------------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets
  from operations                                (133,264)       37,963        (66,196)       (11,387)      (76,193)       (46,261)
                                             ------------  ------------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                          706,287       394,804        243,044        160,988        13,261        177,291
Benefit payments                                       --            --             --           (919)           --             --
Payments on termination                           (75,758)       (5,105)       (18,160)        (3,735)      (22,697)        (5,630)
Contract maintenance charge                          (533)          (27)          (142)           (12)         (233)           (55)
Transfers among the sub-accounts
  and with the Fixed Account - net                509,870        71,557        144,491         (8,713)       49,945          5,269
                                             ------------  ------------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets
  from capital transactions                     1,139,866       461,229        369,233        147,609        40,276        176,875
                                             ------------  ------------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS               1,006,602       499,192        303,037        136,222       (35,917)       130,614

NET ASSETS AT BEGINNING OF PERIOD                 582,701        83,509        187,311         51,089       233,009        102,395
                                             ------------  ------------   ------------   ------------  ------------   ------------

NET ASSETS AT END OF PERIOD                  $  1,589,303  $    582,701   $    490,348   $    187,311  $    197,092   $    233,009
                                             ============  ============   ============   ============  ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period         45,515         7,204         24,184          5,514        32,951         11,070
   Units issued                                   101,857        41,866         65,461         22,011        14,292         23,323
   Units redeemed                                 (14,198)       (3,555)        (9,569)        (3,341)       (7,519)        (1,442)
                                             ------------  ------------   ------------   ------------  ------------   ------------
  Units outstanding at end of period              133,174        45,515         80,076         24,184        39,724         32,951
                                             ============  ============   ============   ============  ============   ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Dreyfus Stock Index
                                                   Fund Sub-Account             Dreyfus Variable Investment Fund Sub-Accounts
                                              --------------------------   --------------------------------------------------------

                                               Dreyfus Stock Index Fund      VIF Capital Appreciation       VIF Growth & Income
                                              --------------------------   ---------------------------  ---------------------------

                                                  2002          2001           2002           2001          2002           2001
                                              ------------  ------------   ------------   ------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                  $      8,957  $      1,062   $      1,541   $        178  $          1   $         --
Net realized gains (losses)                        (25,366)        3,030         (4,693)          (102)           (1)            --
Change in unrealized gains (losses)               (681,992)      (74,758)       (90,603)       (12,676)          (21)            --
                                              ------------  ------------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets
  from operations                                 (698,401)      (70,666)       (93,755)       (12,600)          (21)            --
                                              ------------  ------------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         1,408,882     1,217,251        202,525        226,963            99             --
Benefit payments                                        --            --             --             --            --             --
Payments on termination                           (114,658)      (37,553)        (8,505)            --            --             --
Contract maintenance charge                         (1,182)          (69)          (109)            (5)           --             --
Transfers among the sub-accounts
  and with the Fixed Account - net               1,717,280       137,985        236,687         21,234            --             --
                                              ------------  ------------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets
  from capital transactions                      3,010,322     1,317,614        430,598        248,192            99             --
                                              ------------  ------------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                2,311,921     1,246,948        336,843        235,592            78             --

NET ASSETS AT BEGINNING OF PERIOD                1,512,089       265,141        248,358         12,766            --             --
                                              ------------  ------------   ------------   ------------  ------------   ------------

NET ASSETS AT END OF PERIOD                   $  3,824,010  $  1,512,089   $    585,201   $    248,358  $         78   $         --
                                              ============  ============   ============   ============  ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of period         185,335        28,181         27,925          1,285            --             --
   Units issued                                    470,795       168,774         57,212         26,640            12             --
   Units redeemed                                  (44,768)      (11,620)        (5,131)            --            --             --
                                              ------------  ------------   ------------   ------------  ------------   ------------
  Units outstanding at end of period               611,362       185,335         80,006         27,925            12             --
                                              ============  ============   ============   ============  ============   ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Dreyfus Variable
                                           Investment Fund Sub-Accounts    Fidelity Variable Insurance Products Fund Sub-Accounts
                                           ---------------------------- -----------------------------------------------------------

                                                 VIF Money Market               VIP Contrafund               VIP Equity-Income
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001          2002              2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $          --  $         --  $      (9,933)   $      (3,776) $      (7,853) $     (4,399)
Net realized gains (losses)                           --            --        (13,179)          (1,046)        (1,851)        1,704
Change in unrealized gains (losses)                   --            --       (135,782)         (29,597)      (422,608)      (20,333)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                     --            --       (158,894)         (34,419)      (432,312)      (23,028)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                             100            --        808,672          509,803      1,262,183       930,136
Benefit payments                                      --            --             --               --             --            --
Payments on termination                               --            --        (65,734)         (13,237)       (99,088)       (9,615)
Contract maintenance charge                           --            --           (661)             (79)          (868)          (25)
Transfers among the sub-accounts
  and with the Fixed Account - net                    --            --        408,472           80,555      1,129,372        82,344
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                          100            --      1,150,749          577,042      2,291,599     1,002,840
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                    100            --        991,855          542,623      1,859,287       979,812

NET ASSETS AT BEGINNING OF PERIOD                     --            --        729,656          187,033        997,701        17,889
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $         100  $         --  $   1,721,511    $     729,656  $   2,856,988  $    997,701
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            --         86,426           18,922         98,345         1,655
   Units issued                                       10            --        178,294           75,144        290,702       100,657
   Units redeemed                                     --            --        (36,186)          (7,640)       (45,669)       (3,967)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                  10            --        228,534           86,426        343,378        98,345
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Fidelity Variable Insurance Products Fund Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   VIP Growth              VIP Growth Opportunities           VIP High Income
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (21,971) $     (8,526) $      (1,332)   $      (1,195) $      12,986  $       (614)
Net realized gains (losses)                      (64,861)       19,660         (5,578)          (2,847)          (693)         (502)
Change in unrealized gains (losses)             (660,322)      (91,779)       (59,978)          (8,056)        (2,046)       (4,227)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (747,154)      (80,645)       (66,888)         (12,098)        10,247        (5,343)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       1,104,466     1,057,551        111,006          158,576        143,632       161,041
Benefit payments                                    (700)           --             --           (1,123)            --            --
Payments on termination                         (100,374)       (9,466)       (11,876)          (6,898)        (2,887)       (1,343)
Contract maintenance charge                         (674)          (61)          (150)             (24)           (86)           (1)
Transfers among the sub-accounts
  and with the Fixed Account - net               694,765       159,165         82,530            2,200         20,115        (4,034)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                    1,697,483     1,207,189        181,510          152,731        160,774       155,663
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                950,329     1,126,544        114,622          140,633        171,021       150,320

NET ASSETS AT BEGINNING OF PERIOD              1,479,979       353,435        185,010           44,377        150,596           276
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   2,430,308  $  1,479,979  $     299,632    $     185,010  $     321,617  $    150,596
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       202,157        40,135         23,416            4,746         20,582            33
   Units issued                                  349,360       166,829         30,875           21,218         23,181        21,331
   Units redeemed                                (71,161)       (4,807)        (5,152)          (2,548)          (734)         (782)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             480,356       202,157         49,139           23,416         43,029        20,582
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Fidelity Variable Insurance Products Fund Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                  VIP Index 500           VIP Investment Grade Bond            VIP Overseas
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002         2001 (l)        2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (5,423) $     (2,452) $         234    $      (1,420) $      (3,892) $        486
Net realized gains (losses)                      (22,465)       (1,063)         2,841              119        (13,982)        3,564
Change in unrealized gains (losses)             (211,973)      (16,883)       109,430            7,805       (116,766)      (43,271)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (239,861)      (20,398)       112,505            6,504       (134,640)      (39,221)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         754,410       370,744      1,046,049          295,081        290,856       288,485
Benefit payments                                 (13,273)           --             --               --           (439)           --
Payments on termination                          (27,274)           --        (38,421)          (5,643)       (19,389)       (2,726)
Contract maintenance charge                         (218)           (6)          (207)              (7)          (248)          (39)
Transfers among the sub-accounts
  and with the Fixed Account - net               293,735       179,885        332,932              254        156,566        97,070
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                    1,007,380       550,623      1,340,353          289,685        427,346       382,790
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                767,519       530,225      1,452,858          296,189        292,706       343,569

NET ASSETS AT BEGINNING OF PERIOD                530,225            --        297,565            1,376        389,849        46,280
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,297,744  $    530,225  $   1,750,423    $     297,565  $     682,555  $    389,849
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        67,571            --         26,618              132         54,703         4,972
    Units issued                                 186,072        68,577        138,436           27,068         80,138        50,433
    Units redeemed                               (38,241)       (1,006)       (21,355)            (582)       (13,900)         (702)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             215,402        67,571        143,699           26,618        120,941        54,703
                                           =============  ============  =============    =============  =============  ============

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Franklin Templeton Variable Insurance Products Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                                                                                 Templeton
                                            Mutual Shares Securities       Templeton Asset Strategy        Foreign Securities (f)
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $          --  $         --  $       1,263    $        (335) $       1,555  $      2,575
Net realized gains (losses)                           --            --         (9,618)           3,037        (13,434)       40,942
Change in unrealized gains (losses)                    3            --         (6,584)          (9,413)      (132,620)      (71,378)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                      3            --        (14,939)          (6,711)      (144,499)      (27,861)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                             470            --         87,990          131,265        337,584       312,061
Benefit payments                                      --            --             --               --             --            --
Payments on termination                               --            --         (3,090)            (113)       (19,440)          423
Contract maintenance charge                           --            --            (58)              (2)          (213)          (39)
Transfers among the sub-accounts
  and with the Fixed Account - net                    --            --         27,223           (1,643)       207,299        25,232
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                          470            --        112,065          129,507        525,230       337,677
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                    473            --         97,126          122,796        380,731       309,816

NET ASSETS AT BEGINNING OF PERIOD                     --            --        129,391            6,595        392,735        82,919
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $         473  $         --  $     226,517    $     129,391  $     773,466  $    392,735
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            --         13,934              632         44,999         7,881
    Units issued                                      53            --         23,046           13,495         74,279        37,708
    Units redeemed                                    --            --        (11,144)            (193)        (9,077)         (590)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                  53            --         25,836           13,934        110,201        44,999
                                           =============  ============  =============    =============  =============  ============

(f) Previously known as Templeton International Securities

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             Goldman Sachs Variable
                                           Insurance Trust Sub-Account            HSBC Variable Insurance Funds Sub-Accounts
                                           ---------------------------  -----------------------------------------------------------

                                            VIT CORE Small Cap Equity       HSBC VI Cash Management        HSBC VI Fixed Income
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001          2002              2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $          --  $         --  $      (9,097)   $       6,303  $      19,505  $      4,335
Net realized gains (losses)                           (1)           --             --               --          5,416           (46)
Change in unrealized gains (losses)                  (13)           --             --               --         78,375        (2,864)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                    (14)           --         (9,097)           6,303        103,296         1,425
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                             100            --      1,411,830        1,083,263        704,433       453,128
Benefit payments                                      --            --             --               --         (3,893)           --
Payments on termination                               --            --       (266,191)         (51,743)       (19,651)       (6,582)
Contract maintenance charge                           --            --           (377)             (83)          (308)          (52)
Transfers among the sub-accounts
  and with the Fixed Account - net                    --            --        776,769         (107,740)       383,636        65,986
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                          100            --      1,922,031          923,697      1,064,217       512,480
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                     86            --      1,912,934          930,000      1,167,513       513,905

NET ASSETS AT BEGINNING OF PERIOD                     --            --      1,084,968          154,968        539,300        25,395
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $          86  $         --  $   2,997,902    $   1,084,968  $   1,706,813  $    539,300
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period            --            --        105,129           15,211         51,238         2,487
    Units issued                                      10            --        283,011          162,903        117,650        50,126
    Units redeemed                                    --            --        (96,382)         (72,985)       (19,514)       (1,375)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                  10            --        291,758          105,129        149,374        51,238
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             HSBC Variable Insurance
                                                Funds Sub-Accounts               MFS Variable Insurance Trust Sub-Accounts
                                           ---------------------------  -----------------------------------------------------------

                                             HSBC VI Growth & Income               MFS Bond                 MFS Emerging Growth
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001           2002          2001 (l)         2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (16,744) $     (9,583) $      30,209    $        (281) $          --  $         --
Net realized gains (losses)                      (35,408)       (2,618)          (307)             365             (1)           --
Change in unrealized gains (losses)             (467,722)     (169,501)        42,389            6,210            (25)           --
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (519,874)     (181,702)        72,291            6,294            (26)           --
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         458,451     1,270,715        626,702          234,755            100            --
Benefit payments                                      --            --             --               --             --            --
Payments on termination                          (90,325)      (30,641)       (48,175)            (571)            --            --
Contract maintenance charge                       (1,015)         (223)          (152)              --             --            --
Transfers among the sub-accounts
  and with the Fixed Account - net               364,336        91,429        354,483          (36,753)            --            --
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      731,447     1,331,280        932,858          197,431            100            --
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                211,573     1,149,578      1,005,149          203,725             74            --

NET ASSETS AT BEGINNING OF PERIOD              1,522,876       373,298        203,725               --             --            --
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,734,449  $  1,522,876  $   1,208,874    $     203,725  $          74  $         --
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       182,882        36,688         18,271               --             --            --
    Units issued                                 130,022       151,716         98,067           24,096             21            --
    Units redeemed                               (31,973)       (5,522)       (15,539)          (5,825)            --            --
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             280,931       182,882        100,799           18,271             21            --
                                           =============  ============  =============    =============  =============  ============

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  MFS Variable Insurance Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                 MFS High Income              MFS Investors Trust            MFS New Discovery
                                           ---------------------------  ------------------------------ ----------------------------

                                                2002          2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $       6,088  $        166  $      (2,764)   $      (1,278) $      (3,705) $     (1,201)
Net realized gains (losses)                       (6,091)         (516)       (16,828)            (681)       (13,694)          (82)
Change in unrealized gains (losses)                 (106)       (2,722)       (75,624)          (8,313)       (95,486)        1,200
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                   (109)       (3,072)       (95,216)         (10,272)      (112,885)          (83)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                          72,216        92,761        266,289          246,852        224,699        83,494
Benefit payments                                  (7,796)           --             --               --             --            --
Payments on termination                          (13,110)           --         (3,337)            (470)        (6,295)       (1,196)
Contract maintenance charge                          (42)           (8)          (162)              --            (79)            9
Transfers among the sub-accounts
  and with the Fixed Account - net               (55,619)        5,436         73,217          (13,479)       104,733        17,988
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                       (4,351)       98,189        336,007          232,903        323,058       100,295
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                 (4,460)       95,117        240,791          222,631        210,173       100,212

NET ASSETS AT BEGINNING OF PERIOD                 96,116           999        222,631               --        161,471        61,259
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $      91,656  $     96,116  $     463,422    $     222,631  $     371,644  $    161,471
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        10,338           108         27,560               --         19,369         6,891
   Units issued                                   10,112        10,230         61,959           31,465         68,158        13,463
   Units redeemed                                (10,717)           --        (16,015)          (3,905)       (21,494)         (985)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period               9,733        10,338         73,504           27,560         66,033        19,369
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                Oppenheimer Variable Account Funds Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   Oppenheimer                                                  Oppenheimer
                                                Aggressive Growth              Oppenheimer Bond            Capital Appreciation
                                           ---------------------------  ------------------------------  --------------------------

                                                2002          2001           2002           2001 (l)         2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (7,618) $     (3,559) $      32,312    $       2,261  $      (7,079) $     (4,537)
Net realized gains (losses)                      (26,906)       35,875         (1,705)             474        (35,274)       (6,770)
Change in unrealized gains (losses)             (321,148)     (149,039)        39,178           (1,486)      (270,053)      (23,660)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (355,672)     (116,723)        69,785            1,249       (312,406)      (34,967)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         517,325       853,299        727,986          253,459        440,452       861,009
Benefit payments                                      --            --        (43,585)              --             --            --
Payments on termination                          (47,003)       (5,174)       (10,687)          (1,195)       (20,201)       (3,827)
Contract maintenance charge                         (619)          (93)          (240)              (7)          (258)           (4)
Transfers among the sub-accounts
  and with the Fixed Account - net               316,851        24,574        222,225           26,349         99,989        10,196
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      786,554       872,606        895,699          278,606        519,982       867,374
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                430,882       755,883        965,484          279,855        207,576       832,407

NET ASSETS AT BEGINNING OF PERIOD                852,798        96,915        279,855               --        833,224           817
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,283,680  $    852,798  $   1,245,339    $     279,855  $   1,040,800  $    833,224
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       137,154        10,578         25,776               --        107,889            91
    Units issued                                 178,775       129,483        131,470           27,141        109,405       113,464
    Units redeemed                               (26,390)       (2,907)       (50,762)          (1,365)       (30,703)       (5,666)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             289,539       137,154        106,484           25,776        186,591       107,889
                                           =============  ============  =============    =============  =============  ============

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                               Oppenheimer Variable Account Funds Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                                                                          Oppenheimer Main Street
                                          Oppenheimer Global Securities    Oppenheimer High Income            Growth & Income
                                          ----------------------------- ------------------------------  ---------------------------

                                                2002          2001           2002           2001 (l)        2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (4,023) $     (1,982) $      26,857    $      (1,069) $     (15,209) $     (8,409)
Net realized gains (losses)                       (9,139)       (1,618)        (5,418)              --        (34,548)      (12,296)
Change in unrealized gains (losses)             (126,453)       (5,176)       (33,546)             516       (453,939)      (72,384)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (139,615)       (8,776)       (12,107)            (553)      (503,696)      (93,089)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         286,881       336,170        209,298          220,110      1,222,656     1,174,543
Benefit payments                                      --            --             --               --         (1,266)           --
Payments on termination                          (10,181)         (661)       (11,159)              --       (136,251)      (32,884)
Contract maintenance charge                         (132)           --            (33)              --         (1,400)         (150)
Transfers among the sub-accounts
  and with the Fixed Account - net                63,816        16,790         70,726            4,839        646,965        47,642
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      340,384       352,299        268,832          224,949      1,730,704     1,189,151
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                200,769       343,523        256,725          224,396      1,227,008     1,096,062

NET ASSETS AT BEGINNING OF PERIOD                343,523            --        224,396               --      1,423,943       327,881
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $     544,292  $    343,523  $     481,121    $     224,396  $   2,650,951  $  1,423,943
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        41,075            --         23,570               --        173,074        35,354
    Units issued                                  61,217        43,096         46,348           23,571        278,055       153,342
    Units redeemed                               (17,651)       (2,021)       (17,486)              (1)       (49,316)      (15,622)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period              84,641        41,075         52,432           23,570        401,813       173,074
                                           =============  ============  =============    =============  =============  ============

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Putnam Variable Trust
                                                 Oppenheimer Variable Account Funds Sub-Accounts               Sub-Accounts
                                           -----------------------------------------------------------  ---------------------------

                                             Oppenheimer Main Street                                            VT American
                                                 Small Cap Growth         Oppenheimer Strategic Bond         Government Income
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (4,908) $     (1,048) $      76,572    $       5,828  $      47,881  $    (30,283)
Net realized gains (losses)                       (5,522)           12         (4,940)           8,354         55,493         9,694
Change in unrealized gains (losses)              (73,334)        9,177         48,667            2,747        470,059       115,333
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                (83,764)        8,141        120,299           16,929        573,433        94,744
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         301,034       183,252        614,642          950,117        976,099     1,707,591
Benefit payments                                  (8,018)           --             --               --       (479,546)      (86,476)
Payments on termination                           (9,819)       (2,697)       (91,180)         (15,792)      (559,487)     (133,180)
Contract maintenance charge                         (120)          (11)          (689)             (43)            --            73
Transfers among the sub-accounts
  and with the Fixed Account - net               165,123         1,488        831,735          (12,237)     5,699,965     2,775,602
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      448,200       182,032      1,354,508          922,045      5,637,031     4,263,610
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                364,436       190,173      1,474,807          938,974      6,210,464     4,358,354

NET ASSETS AT BEGINNING OF PERIOD                192,269         2,096      1,029,066           90,092      4,836,537       478,183
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $     556,705  $    192,269  $   2,503,873    $   1,029,066  $  11,047,001  $  4,836,537
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        22,387           240         96,313            8,730        413,735        43,020
   Units issued                                   75,718        22,505        157,440           94,439        715,110       450,174
   Units redeemed                                (20,195)         (358)       (32,879)          (6,856)      (249,160)      (79,459)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period              77,910        22,387        220,874           96,313        879,685       413,735
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                              VT Asia Pacific Growth       VT Capital Appreciation         VT Diversified Income
                                           ---------------------------  ------------------------------  ---------------------------

                                              2002 (g)        2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (2,812) $     (2,518) $      (7,963)   $      (4,030) $     549,058  $    244,406
Net realized gains (losses)                     (104,351)       (7,799)       (61,522)              (2)       (86,212)      (10,192)
Change in unrealized gains (losses)              140,808       (52,835)      (130,988)         (20,871)      (110,662)     (164,037)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                 33,645       (63,152)      (200,473)         (24,903)       352,184        70,177
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                           2,630        10,387        225,574          247,675        585,727     1,437,073
Benefit payments                                  (4,237)           --        (16,977)              --        (59,040)      (53,060)
Payments on termination                          (21,299)       (6,944)       (36,000)         (10,003)      (328,267)     (179,377)
Contract maintenance charge                           --            34             --               14             --           457
Transfers among the sub-accounts
  and with the Fixed Account - net              (166,609)       (4,451)       156,685          291,279      1,194,764     2,737,783
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                     (189,515)         (974)       329,282          528,965      1,393,184     3,942,876
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS               (155,870)      (64,126)       128,809          504,062      1,745,368     4,013,053

NET ASSETS AT BEGINNING OF PERIOD                155,870       219,996        593,070           89,008      7,011,861     2,998,808
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $          --  $    155,870  $     721,879    $     593,070  $   8,757,229  $  7,011,861
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        21,671        22,952         76,409            9,747        705,368       308,305
   Units issued                                2,134,507         9,246        100,566           77,798        372,080       522,908
   Units redeemed                             (2,156,178)      (10,527)       (55,573)         (11,136)      (235,119)     (125,845)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                  --        21,671        121,402           76,409        842,329       705,368
                                           =============  ============  =============    =============  =============  ============

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                  VT The George
                                              Putnam Fund of Boston       VT Global Asset Allocation        VT Global Equity (h)
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      84,877  $     40,725  $      11,821    $      (7,135) $     (78,532) $    (79,151)
Net realized gains (losses)                     (101,776)        7,883       (139,516)          69,788     (1,066,670)    1,039,687
Change in unrealized gains (losses)           (1,022,019)      (64,842)      (103,220)        (160,820)      (475,468)   (3,218,965)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                             (1,038,918)      (16,234)      (230,915)         (98,167)    (1,620,670)   (2,258,429)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       1,565,502     3,082,687        199,065          850,802        454,062     2,033,772
Benefit payments                                (127,958)      (80,522)       (13,867)          (9,462)       (78,735)      (14,033)
Payments on termination                         (465,024)     (433,554)       (38,113)         (70,157)      (371,681)     (368,299)
Contract maintenance charge                           --           464             --              120             --           888
Transfers among the sub-accounts
  and with the Fixed Account - net             2,492,718     2,536,008       (261,148)         364,490        693,397     1,902,161
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
   from capital transactions                   3,465,238     5,105,083       (114,063)       1,135,793        697,043     3,554,489
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS              2,426,320     5,088,849       (344,978)       1,037,626       (923,627)    1,296,060

NET ASSETS AT BEGINNING OF PERIOD              8,131,971     3,043,122      1,826,389          788,763      7,127,149     5,831,089
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $  10,558,291  $  8,131,971  $   1,481,411    $   1,826,389  $   6,203,522  $  7,127,149
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       804,203       302,290        201,368           78,479        957,843       536,592
   Units issued                                  628,003       628,570         94,346          160,059      7,049,003       624,564
   Units redeemed                               (273,975)     (126,657)      (105,784)         (37,170)    (6,818,225)     (203,313)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period           1,158,231       804,203        189,930          201,368      1,188,621       957,843
                                           =============  ============  =============    =============  =============  ============

(h) Previously known as Global Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                               VT Growth and Income         VT Growth Opportunities          VT Health Sciences
                                           ---------------------------  ------------------------------  ---------------------------

                                               2002           2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      81,055  $     16,576  $     (33,751)   $     (43,926) $     (86,848) $    (75,160)
Net realized gains (losses)                     (694,990)      224,923       (709,677)        (306,117)      (382,462)      (51,408)
Change in unrealized gains (losses)           (8,360,574)   (2,529,260)      (283,633)      (1,076,038)    (1,298,547)   (1,024,049)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                             (8,974,509)   (2,287,761)    (1,027,061)      (1,426,081)    (1,767,857)   (1,150,617)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       4,602,606    10,841,449        131,908          409,760        489,764     1,610,547
Benefit payments                                (369,094)     (303,994)       (43,418)          (8,899)      (115,412)       (9,798)
Payments on termination                       (2,048,469)   (1,765,681)      (119,724)        (260,915)      (439,905)     (327,751)
Contract maintenance charge                           --         3,017             --              539             --           747
Transfers among the sub-accounts
  and with the Fixed Account - net             3,603,492    12,291,051       (381,306)       1,227,075        123,157     2,570,470
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                    5,788,535    21,065,842       (412,540)       1,367,560         57,604     3,844,215
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS             (3,185,974)   18,778,081     (1,439,601)         (58,521)    (1,710,253)    2,693,598

NET ASSETS AT BEGINNING OF PERIOD             38,583,844    19,805,763      3,478,015        3,536,536      7,599,774     4,906,176
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $  35,397,870  $ 38,583,844  $   2,038,414    $   3,478,015  $   5,889,521  $  7,599,774
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period     4,244,481     2,026,103        697,881          475,734        662,760       337,301
    Units issued                               1,703,336     2,911,455         99,104          397,635        197,957       452,258
    Units redeemed                            (1,108,423)     (693,077)      (209,651)        (175,488)      (206,381)     (126,799)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period           4,839,394     4,244,481        587,334          697,881        654,336       662,760
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   VT High Yield                  VT Income               VT International Growth
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001          2002              2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     434,497  $    224,792  $     476,576    $     189,136  $     (47,888) $    (93,512)
Net realized gains (losses)                     (113,013)      (22,190)         3,206           10,924     (1,088,302)      706,668
Change in unrealized gains (losses)             (425,032)     (189,598)       482,626           55,819       (638,125)   (2,812,178)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (103,548)       13,004        962,408          255,879     (1,774,315)   (2,199,022)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         616,127     1,450,650      1,983,496        4,220,783        794,984     2,269,201
Benefit payments                                 (31,268)      (16,627)      (165,870)         (18,242)       (67,241)     (105,612)
Payments on termination                         (203,015)      (96,789)      (848,154)        (426,091)      (344,514)     (347,745)
Contract maintenance charge                           --           173             --              355             --         1,192
Transfers among the sub-accounts
  and with the Fixed Account - net               136,413     1,317,388      4,910,577        4,805,874      2,134,523     2,818,044
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      518,257     2,654,795      5,880,049        8,582,679      2,517,752     4,635,080
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                414,709     2,667,799      6,842,457        8,838,558        743,437     2,436,058

NET ASSETS AT BEGINNING OF PERIOD              3,806,563     1,138,764     11,166,626        2,328,068     10,260,226     7,824,168
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   4,221,272  $  3,806,563  $  18,009,083    $  11,166,626  $  11,003,663  $ 10,260,226
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       414,820       126,880      1,018,684          225,137      1,023,299       607,250
    Units issued                                 162,514       342,925        918,727          927,355      5,621,104       629,385
    Units redeemed                              (108,150)      (54,985)      (395,862)        (133,808)    (5,175,550)     (213,336)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             469,184       414,820      1,541,549        1,018,684      1,468,853     1,023,299
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                VT International               VT International
                                                Growth and Income              New Opportunities               VT Investors
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (20,328) $     (6,562) $     (16,922)   $     (33,794) $    (178,037) $   (203,907)
Net realized gains (losses)                       81,807        46,420       (183,989)        (383,372)    (1,403,549)     (330,667)
Change in unrealized gains (losses)             (177,522)     (505,177)        35,115         (578,196)    (3,210,257)   (4,131,863)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (116,043)     (465,319)      (165,796)        (995,362)    (4,791,843)   (4,666,437)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         218,906       714,317         39,871          400,243      1,060,118     4,557,817
Benefit payments                                 (31,753)      (12,004)       (27,483)          (6,601)      (161,884)     (241,599)
Payments on termination                          (85,926)     (118,061)      (117,692)        (100,296)      (771,532)   (1,191,241)
Contract maintenance charge                           --           254            (25)             451             --         2,135
Transfers among the sub-accounts
  and with the Fixed Account - net               682,868       435,838        802,503          191,102         53,101     5,761,311
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      784,095     1,020,344        697,174          484,899        179,803     8,888,423
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                668,052       555,025        531,378         (510,463)    (4,612,040)    4,221,986

NET ASSETS AT BEGINNING OF PERIOD              2,225,168     1,670,143      2,448,547        2,959,010     18,236,845    14,014,859
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   2,893,220  $  2,225,168  $   2,979,925    $   2,448,547  $  13,624,805  $ 18,236,845
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       259,649       152,175        318,047          269,398      2,525,362     1,433,516
    Units issued                               3,959,858       172,772      6,714,685          145,163        688,969     1,637,882
    Units redeemed                            (3,808,143)      (65,298)    (6,462,309)         (96,514)      (696,588)     (546,036)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             411,364       259,649        570,423          318,047      2,517,743     2,525,362
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                 VT Money Market             VT New Opportunities                VT New Value
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001           2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (21,145) $    148,343  $    (154,571)   $    (175,753) $     (24,345) $    (17,146)
Net realized gains (losses)                           --            --     (2,342,828)       1,634,385        (18,435)       33,095
Change in unrealized gains (losses)                   --            --     (2,309,747)      (6,719,016)    (1,074,247)       20,108
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                (21,145)      148,343     (4,807,146)      (5,260,384)    (1,117,027)       36,057
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       7,717,337     3,387,191        931,162        3,341,166        924,873     1,574,190
Benefit payments                                (244,717)     (244,278)      (101,273)        (159,114)       (85,489)      (33,319)
Payments on termination                       (1,478,857)   (1,258,641)      (583,474)        (655,497)      (266,709)      (86,442)
Contract maintenance charge                          (75)          395             --            2,117             --           136
Transfers among the sub-accounts
  and with the Fixed Account - net            (5,499,123)    6,231,955       (680,284)       3,728,788      1,469,297     2,326,065
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      494,565     8,116,622       (433,869)       6,257,460      2,041,972     3,780,630
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                473,420     8,264,965     (5,241,015)         997,076        924,945     3,816,687

NET ASSETS AT BEGINNING OF PERIOD             10,855,422     2,590,457     14,891,393       13,894,317      4,707,162       890,475
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $  11,328,842  $ 10,855,422  $   9,650,378    $  14,891,393  $   5,632,107  $  4,707,162
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       992,386       242,264      1,962,506        1,214,985        429,883        83,776
  Units issued                                12,709,141     1,534,686        343,279        1,150,661        382,774       413,549
  Units redeemed                             (12,659,413)     (784,564)      (430,631)        (403,140)      (197,443)      (67,442)
                                           -------------  ------------  -------------    -------------  -------------  ------------
Units outstanding at end of period             1,042,114       992,386      1,875,154        1,962,506        615,214       429,883
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                            VT OTC & Emerging Growth             VT Research                 VT Small Cap Value
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $     (29,936) $    (38,726) $     (48,031)   $     (53,007) $     (64,566) $    (40,574)
Net realized gains (losses)                     (799,166)     (455,148)      (364,884)         159,712         16,257        32,251
Change in unrealized gains (losses)             (169,251)   (1,479,065)    (1,412,243)      (1,163,206)    (1,383,462)      478,615
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (998,353)   (1,972,939)    (1,825,158)      (1,056,501)    (1,431,771)      470,292
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                          64,641       777,878        770,492        1,673,571        975,293     1,481,580
Benefit payments                                  (9,581)      (45,240)      (103,072)         (45,589)       (54,567)       (2,272)
Payments on termination                         (125,519)      (92,248)      (268,723)        (421,712)      (289,600)     (175,819)
Contract maintenance charge                           --           519             --              579             --           222
Transfers among the sub-accounts
  and with the Fixed Account - net              (104,693)      974,160        682,552        2,797,402      1,271,785     1,919,055
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                     (175,152)    1,615,069      1,081,249        4,004,251      1,902,911     3,222,766
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS             (1,173,505)     (357,870)      (743,909)       2,947,750        471,140     3,693,058

NET ASSETS AT BEGINNING OF PERIOD              3,047,515     3,405,385      6,749,175        3,801,425      5,150,130     1,457,072
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,874,010  $  3,047,515  $   6,005,266    $   6,749,175  $   5,621,270  $  5,150,130
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       596,523       355,506        751,583          338,635        349,309       115,092
    Units issued                                 104,905       404,058        334,519          529,970        260,501       327,688
    Units redeemed                              (154,409)     (163,041)      (212,279)        (117,022)      (136,694)      (93,471)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             547,019       596,523        873,823          751,583        473,116       349,309
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   VT Technology        VT Utilities Growth and Income            VT Vista
                                           ---------------------------  ------------------------------  ---------------------------

                                              2002 (g)        2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (7,856) $     (8,685) $      83,220    $      42,120  $     (75,580) $    (84,194)
Net realized gains (losses)                     (787,731)     (161,819)      (419,647)         115,500     (1,030,206)      370,771
Change in unrealized gains (losses)              337,975      (126,280)      (813,800)      (1,086,042)    (1,271,269)   (3,048,984)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (457,612)     (296,784)    (1,150,227)        (928,422)    (2,377,055)   (2,762,407)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                          61,238       373,224        322,873        1,487,679        386,924     1,967,227
Benefit payments                                      --            (4)       (30,345)         (16,528)       (38,456)      (82,330)
Payments on termination                          (17,049)      (19,523)      (189,644)        (160,811)      (300,236)     (348,165)
Contract maintenance charge                           --            92             --              369             --           954
Transfers among the sub-accounts
  and with the Fixed Account - net              (466,352)      221,698       (212,354)       1,510,445       (324,890)    2,351,032
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                     (422,163)      575,487       (109,470)       2,821,154       (276,658)    3,888,718
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS               (879,775)      278,703     (1,259,697)       1,892,732     (2,653,713)    1,126,311

NET ASSETS AT BEGINNING OF PERIOD                879,775       601,072      4,317,355        2,424,623      7,387,710     6,261,399
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $          --  $    879,775  $   3,057,658    $   4,317,355  $   4,733,997  $  7,387,710
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period       246,240       101,041        485,753          209,218        853,094       469,248
    Units issued                                 241,145       238,119        114,886          358,239        171,508       573,606
    Units redeemed                              (487,385)      (92,920)      (142,010)         (81,704)      (226,826)     (189,760)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                  --       246,240        458,629          485,753        797,776       853,094
                                           =============  ============  =============    =============  =============  ============

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Scudder Variable Series I
                                                       Putnam Variable Trust Sub-Accounts                       Sub-Accounts
                                           -----------------------------------------------------------  ---------------------------

                                                    VT Voyager                  VT Voyager II               21st Century Growth
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $    (136,635) $    (31,867) $      (9,325)   $      (3,545) $         (40) $        (66)
Net realized gains (losses)                   (2,707,275)    4,056,082        (31,175)         (18,937)           (24)       (2,679)
Change in unrealized gains (losses)           (4,378,666)  (10,025,495)      (163,350)         (58,150)        (2,738)         (501)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                             (7,222,576)   (6,001,280)      (203,850)         (80,632)        (2,802)       (3,246)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                       1,789,130     5,293,560        149,869          429,422          3,675            --
Benefit payments                                (177,718)      (79,402)       (22,104)              --             --            --
Payments on termination                       (1,172,861)     (999,420)       (17,153)         (17,244)            --            --
Contract maintenance charge                           --         3,178             --               14             --             1
Transfers among the sub-accounts
  and with the Fixed Account - net              (293,526)    5,925,855        709,275          122,888             --          (929)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      145,025    10,143,771        819,887          535,080          3,675          (928)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS             (7,077,551)    4,142,491        616,037          454,448            873        (4,174)

NET ASSETS AT BEGINNING OF PERIOD             25,006,570    20,864,079        544,402           89,954          4,999         9,173
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $  17,929,019  $ 25,006,570  $   1,160,439    $     544,402  $       5,872  $      4,999
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period     2,800,185     1,766,998        108,953           12,302            485           679
    Units issued                                 709,702     1,575,796        268,979          108,838            493           485
    Units redeemed                              (711,715)     (542,609)       (43,926)         (12,187)            (1)         (679)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period           2,798,172     2,800,185        334,006          108,953            977           485
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Scudder Variable Series I Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                     Balanced                        Bond                      Capital Growth
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $          22  $        (10) $         401    $         131  $         (20) $         (5)
Net realized gains (losses)                           (8)           (1)            (1)              --             (6)           (1)
Change in unrealized gains (losses)               (1,236)          (26)           495               66         (1,038)          (40)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                 (1,222)          (37)           895              197         (1,064)          (46)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                           7,481            --          7,351               --          3,675            --
Benefit payments                                      --            --             --               --             --            --
Payments on termination                               --            --             --               --             --            --
Contract maintenance charge                           --            --             --               --             --            --
Transfers among the sub-accounts
  and with the Fixed Account - net                 1,751         3,192            310            7,627             --         1,587
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                        9,232         3,192          7,661            7,627          3,675         1,587
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                  8,010         3,155          8,556            7,824          2,611         1,541

NET ASSETS AT BEGINNING OF PERIOD                  3,155            --          7,824               --          1,541            --
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $      11,165  $      3,155  $      16,380    $       7,824  $       4,152  $      1,541
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period           287            --            691               --            150            --
    Units issued                                     982           287            665              691            425           150
    Units redeemed                                   (65)           --             --               --             --            --
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period               1,204           287          1,356              691            575           150
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Scudder Variable Series I Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                 Global Discovery              Growth and Income               International
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001           2002             2001          2002           2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $         (24) $         (5) $         (19)   $          13  $          (8) $        (13)
Net realized gains (losses)                           (6)           (1)           (24)              87            (23)          703
Change in unrealized gains (losses)                 (866)          (71)        (2,889)            (657)        (1,328)       (2,197)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                                   (896)          (77)        (2,932)            (557)        (1,359)       (1,507)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                           3,676            --          7,481               --          3,674            --
Benefit payments                                      --            --             --               --             --            --
Payments on termination                               --            --             --               --             --            --
Contract maintenance charge                           --            --             --               --             --            --
Transfers among the sub-accounts
  and with the Fixed Account - net                    --         1,597          1,759            7,599             --         6,011
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                        3,676         1,597          9,240            7,599          3,674         6,011
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                  2,780         1,520          6,308            7,042          2,315         4,504

NET ASSETS AT BEGINNING OF PERIOD                  1,520            --          7,042               --          4,504            --
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $       4,300  $      1,520  $      13,350    $       7,042  $       6,819  $      4,504
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period           121            --            778               --            530            --
    Units issued                                     310           121          1,236              778            462           530
    Units redeemed                                    --            --            (78)              --             --            --
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period                 431           121          1,936              778            992           530
                                           =============  ============  =============    =============  =============  ============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Scudder Variable
                                                  Scudder Variable Series I Sub-Accounts             Series II Sub-Account
                                             ------------------------------------------------   -------------------------------

                                              Large Growth
                                                Company                 Money Market                        Growth
                                             --------------   -------------------------------   ------------------------------

                                                2001 (m)           2002             2001             2002           2001 (m)
                                             --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                 $           (7)  $           --   $          195   $          (21)  $          (16)
Net realized gains (losses)                            (774)              --               --               (8)              (2)
Change in unrealized gains (losses)                      --               --               --           (1,057)            (286)
                                             --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                      (781)              --              195           (1,086)            (304)
                                             --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                                 --               --               --               --               --
Benefit payments                                         --               --               --               --               --
Payments on termination                                  --               --               --               --               --
Contract maintenance charge                              --               --                3               --               --
Transfers among the sub-accounts
  and with the Fixed Account - net                      781               --          (22,227)             312            3,637
                                             --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from capital transactions                             781               --          (22,224)             312            3,637
                                             --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                        --               --          (22,029)            (774)           3,333

NET ASSETS AT BEGINNING OF PERIOD                        --               --           22,029            3,333               --
                                             --------------   --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD                  $           --   $           --   $           --   $        2,559   $        3,333
                                             ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period               --               --            1,996              395               --
    Units issued                                        395               --            3,091               38              395
    Units redeemed                                     (395)              --           (5,087)              --               --
                                             --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period                     --               --               --              433              395
                                             ==============   ==============   ==============   ==============   ==============

(m) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable
    Series II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                Van Kampen Life Investment Trust Sub-Accounts
                                           ----------------------------------------------------------------------------------------

                                                   LIT Comstock               LIT Domestic Income           LIT Emerging Growth
                                           ---------------------------  ------------------------------  ---------------------------

                                                2002          2001         2002 (i)         2001 (l)         2002          2001
                                           -------------  ------------  -------------    -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)               $      (5,161) $     (2,636) $      13,155    $        (212) $      (4,094) $     (2,475)
Net realized gains (losses)                      (17,208)       (2,018)       (13,219)              11        (32,289)       (2,464)
Change in unrealized gains (losses)             (164,779)      (22,066)          (662)             662       (145,513)      (57,203)
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from operations                               (187,148)      (26,720)          (726)             461       (181,896)      (62,142)
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                         675,394       442,948        160,541           76,228        292,917       244,849
Benefit payments                                      --            --             --               --             --            --
Payments on termination                          (25,542)       (3,928)        (2,967)            (529)       (10,378)       (1,684)
Contract maintenance charge                         (273)          (11)            (8)              --           (150)           10
Transfers among the sub-accounts
  and with the Fixed Account - net               151,357        16,704       (238,135)           5,135         36,594        24,949
                                           -------------  ------------  -------------    -------------  -------------  ------------

Increase (decrease) in net assets
  from capital transactions                      800,936       455,713        (80,569)          80,834        318,983       268,124
                                           -------------  ------------  -------------    -------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                613,788       428,993        (81,295)          81,295        137,087       205,982

NET ASSETS AT BEGINNING OF PERIOD                432,893         3,900         81,295               --        330,265       124,283
                                           -------------  ------------  -------------    -------------  -------------  ------------

NET ASSETS AT END OF PERIOD                $   1,046,681  $    432,893  $          --    $      81,295  $     467,352  $    330,265
                                           =============  ============  =============    =============  =============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period        38,811           337          7,234               --         65,356        16,637
    Units issued                                 103,798        44,920         24,428            7,283        106,797        50,319
    Units redeemed                               (24,925)       (6,446)       (31,662)             (49)       (33,432)       (1,600)
                                           -------------  ------------  -------------    -------------  -------------  ------------
  Units outstanding at end of period             117,684        38,811             --            7,234        138,721        65,356
                                           =============  ============  =============    =============  =============  ============

(i) On May 1, 2002 LIT Domestic Income Merged into LIT Government

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Wells Fargo Variable
                                               Van Kampen Life Investment Trust Sub-Accounts          Trust Sub-Accounts
                                             ------------------------------------------------   -------------------------------

                                             LIT Government           LIT Money Market          Wells Fargo VT Asset Allocation
                                             --------------   -------------------------------   -------------------------------

                                                2002 (j)           2002           2001 (l)           2002             2001
                                             --------------   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                 $       (2,540)  $         (967)  $        9,822   $        2,977   $          334
Net realized gains (losses)                           4,280               --               --           (2,280)           1,890
Change in unrealized gains (losses)                  16,487               --               --          (44,376)          (3,348)
                                             --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                    18,227             (967)           9,822          (43,679)          (1,124)
                                             --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                            214,639        1,069,697        1,954,846          192,625          114,671
Benefit payments                                         --         (242,881)              --               --               --
Payments on termination                             (14,126)         (77,902)          (7,530)         (24,449)          (1,080)
Contract maintenance charge                             (31)            (187)              (3)            (184)               1
Transfers among the sub-accounts
  and with the Fixed Account - net                  277,122          (25,192)        (613,513)         186,483              622
                                             --------------   --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from capital transactions                         477,604          723,535        1,333,800          354,475          114,214
                                             --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                   495,831          722,568        1,343,622          310,796          113,090

NET ASSETS AT BEGINNING OF PERIOD                        --        1,343,622               --          119,765            6,675
                                             --------------   --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD                  $      495,831   $    2,066,190   $    1,343,622   $      430,561   $      119,765
                                             ==============   ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period               --          129,426               --           13,021              667
    Units issued                                     62,595          217,804          215,312           48,396           12,470
    Units redeemed                                  (16,003)        (148,112)         (85,886)          (7,025)            (116)
                                             --------------   --------------   --------------   --------------   --------------
  Units outstanding at end of period                 46,592          199,118          129,426           54,392           13,021
                                             ==============   ==============   ==============   ==============   ==============

(j) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------

                                                          Wells Fargo Variable Trust Sub-Accounts
                                             -----------------------------------------------------------------

                                              Wells Fargo VT Equity-Income          Wells Fargo VT Growth
                                             -------------------------------   -------------------------------

                                                  2002             2001             2002             2001
                                             --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                 $          863   $          (88)  $         (716)  $         (278)
Net realized gains (losses)                          (7,377)           1,813           (9,012)           2,605
Change in unrealized gains (losses)                 (24,849)          (5,590)         (10,645)          (7,135)
                                             --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from operations                                   (31,363)          (3,865)         (20,373)          (4,808)
                                             --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL TRANSACTIONS
Deposits                                            140,144           75,175           54,133           32,620
Benefit payments                                         --               --               --               --
Payments on termination                              (7,734)            (740)            (484)              --
Contract maintenance charge                             (46)              --              (42)             (18)
Transfers among the sub-accounts
  and with the Fixed Account - net                      545            9,155           39,505            4,000
                                             --------------   --------------   --------------   --------------

Increase (decrease) in net assets
  from capital transactions                         132,909           83,590           93,112           36,602
                                             --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                   101,546           79,725           72,739           31,794

NET ASSETS AT BEGINNING OF PERIOD                    82,475            2,750           35,321            3,527
                                             --------------   --------------   --------------   --------------

NET ASSETS AT END OF PERIOD                  $      184,021   $       82,475   $      108,060   $       35,321
                                             ==============   ==============   ==============   ==============

UNITS OUTSTANDING
  Units outstanding at beginning of period            8,467              264            4,893              390
    Units issued                                     19,858            8,280           16,225            4,506
    Units redeemed                                   (4,629)             (77)            (675)              (3)
                                             --------------   --------------   --------------   --------------
  Units outstanding at end of period                 23,696            8,467           20,443            4,893
                                             ==============   ==============   ==============   ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

      Allstate New York issues fifteen variable annuity contracts, the AIM Lifetime Plus(sm) ("Lifetime Plus"), the AIM Lifetime Plus(sm) II ("Lifetime Plus II"), the AIM Lifetime Enhanced Choice ("Enhanced Choice"), the AIM Lifetime America Series ("America Series"), the Scudder Horizon Advantage ("Scudder"), the Putnam Allstate Advisor ("Putnam"), the Putnam Allstate Advisor Plus ("Putnam Plus"), the Putnam Allstate Advisor Preferred ("Putnam Preferred"), the Allstate Custom Portfolio ("Custom"), the AFA SelectDirections ("SelectDirections"), the Allstate Provider ("Provider"), the Provider Ultra ("Ultra"), the Allstate Advisor ("Advisor"), the Allstate Advisor Plus ("Advisor Plus"), and the Allstate Advisor Preferred ("Advisor Preferred") (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

      AIM VARIABLE INSURANCE FUNDS                                AIM VARIABLE INSURANCE FUNDS SERIES II
         AIM V.I. Aggressive Growth                                  (CONTINUED)
         AIM V.I. Balanced                                           AIM V.I. Basic Value II
         AIM V.I. Basic Value                                        AIM V. I. Blue Chip II
         AIM V.I. Blue Chip                                          AIM V. I. Capital Appreciation II
         AIM V.I. Capital Appreciation                               AIM V. I. Capital Development II
         AIM V.I. Capital Development                                AIM V. I. Core Equity II
         AIM V.I. Core Equity (Previously known as                   AIM V. I. Dent Demographics II
            AIM V.I. Growth and Income)                              AIM V. I. Diversified Income II
         AIM V.I. Dent Demographics                                  AIM V. I. Global Utilities II
         AIM V.I. Diversified Income                                 AIM V. I. Government Securities II
         AIM V.I. Global Utilities                                   AIM V. I. Growth II
         AIM V.I. Government Securities                              AIM V. I. High Yield II
         AIM V.I. Growth                                             AIM V. I. International Growth II
         AIM V.I. High Yield                                         AIM V. I. Mid Cap Core Equity II
         AIM V.I. International Growth (Previously known             AIM V. I. Money Market II
            AIM V.I. International Equity)                           AIM V. I. New Technology II
         AIM V.I. Mid Cap Core Equity (Previously                    AIM V. I. Premier Equity II
            known as Mid Cap Equity)                              DELAWARE GROUP PREMIUM FUND, INC.
         AIM V.I. Money Market                                       Delaware VIP GP Small Cap Value
         AIM V.I. New Technology                                     Delaware VIP GP Trend
         AIM V. I. Premier Equity (Previously known               DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
            as AIM V.I. Value)                                       Dreyfus Socially Responsible Growth Fund
      AIM VARIABLE INSURANCE FUNDS SERIES II                      DREYFUS STOCK INDEX FUND
         AIM V.I. Aggressive Growth II                               Dreyfus Stock Index Fund
         AIM V.I. Balanced II

--------------------------------------------------------------------------------

1.    ORGANIZATION (CONTINUED)

      DREYFUS VARIABLE INVESTMENT FUND                            PUTNAM VARIABLE TRUST (CONTINUED)
         VIF Capital Appreciation                                    VT Global Equity (Previously known as
         VIF Growth & Income                                           Global Growth)
         VIF Money Market                                            VT Growth and Income
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND                      VT Growth Opportunities
         VIP Contrafund                                              VT Health Sciences
         VIP Equity-Income                                           VT High Yield
         VIP Growth                                                  VT Income
         VIP Growth Opportunities                                    VT International Growth
         VIP High Income                                             VT International Growth and Income
         VIP Index 500                                               VT International New Opportunities
         VIP Investment Grade Bond                                   VT Investors
         VIP Overseas                                                VT Money Market
      FRANKLIN TEMPLETON VARIABLE INSURANCE                          VT New Opportunities
       PRODUCTS TRUST                                                VT New Value
         Mutual Shares Securities                                    VT OTC & Emerging Growth
         Templeton Asset Strategy                                    VT Research
         Templeton Foreign Securities (Previously                    VT Small Cap Value
            known as Templeton International                         VT Technology (Closed 10/11/2002)
            Securities)                                              VT Utilities Growth and Income
      GOLDMAN SACHS VARIABLE INSURANCE TRUST                         VT Vista
         VIT CORE Small Cap Equity                                   VT Voyager
      HSBC VARIABLE INSURANCE FUNDS                                  VT Voyager II
         HSBC VI Cash Management                                  SCUDDER VARIABLE SERIES I
         HSBC VI Fixed Income                                        21st Century Growth
         HSBC VI Growth & Income                                     Balanced
      MFS VARIABLE INSURANCE TRUST                                   Bond
         MFS Bond                                                    Capital Growth
         MFS Emerging Growth                                         Global Discovery
         MFS High Income                                             Growth and Income
         MFS Investors Trust                                         International
         MFS New Discovery                                           Large Company Growth (merged into Scudder
      OPPENHEIMER VARIABLE ACCOUNT FUNDS                               Variable Series II Growth)
         Oppenheimer Aggressive Growth                               Money Market*
         Oppenheimer Bond                                         SCUDDER VARIABLE SERIES II
         Oppenheimer Capital Appreciation                            Growth
         Oppenheimer Global Securities                            VAN KAMPEN LIFE INVESTMENT TRUST
         Oppenheimer High Income                                     LIT Comstock
         Oppenheimer Main Street Growth & Income                     LIT Domestic Income (Merged into LIT
         Oppenheimer Main Street Small Cap Growth                      Government)
         Oppenheimer Strategic Bond                                  LIT Emerging Growth
      PUTNAM VARIABLE TRUST                                          LIT Government
         VT American Government Income                               LIT Money Market
         VT Asia Pacific Growth (Closed 10/11/2002)               WELLS FARGO VARIABLE TRUST
         VT Capital Appreciation                                     Wells Fargo VT Asset Allocation
         VT Diversified Income                                       Wells Fargo VT Equity Income
         VT The George Putnam Fund of Boston                         Wells Fargo VT Growth
         VT Global Asset Allocation

         * This Fund was available, but had no Fund activity as of December 31, 2002.

--------------------------------------------------------------------------------

1.    ORGANIZATION (CONTINUED)

      Allstate New York provides insurance and administrative services to the contractholders for a fee. Allstate New York also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Funds' ex-distribution date.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a range from 0.40% to 1.65% per annum of daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

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3.    EXPENSES (CONTINUED)

      ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate equal to 0.10% per annum of the average daily net assets of the Account for Lifetime Plus, Lifetime Plus II, America Series, Enhanced Choice, Custom, SelectDirections, Provider, and Ultra contracts, 0.30% for Scudder, and 0.19% for Advisor, Advisor Plus, and Advisor Preferred. The administrative expense charge is recognized as a reduction in accumulation unit values.

      CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge of $35 for Lifetime Plus, Lifetime Plus II, Enhanced Choice, and Ultra and $30 for Putnam, Custom, SelectDirections, Provider, Advisor, Advisor Plus, and Advisor Preferred on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

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4. PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2002 were as follows:

                                                                               Purchases
                                                                             -------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
     AIM V. I. Aggressive Growth                                             $     794,518
     AIM V. I. Balanced                                                          2,927,564
     AIM V. I. Basic Value                                                       1,941,829
     AIM V. I. Blue Chip                                                         1,854,548
     AIM V. I. Capital Appreciation                                              1,409,734
     AIM V. I. Capital Development                                                 244,099
     AIM V. I. Core Equity (a)                                                   1,442,338
     AIM V. I. Dent Demographics                                                   220,334
     AIM V. I. Diversified Income                                                1,524,930
     AIM V. I. Global Utilities                                                    397,729
     AIM V. I. Government Securities                                             5,399,662
     AIM V. I. Growth                                                              662,866
     AIM V. I. High Yield                                                          513,158
     AIM V. I. International Growth (b)                                          1,155,395
     AIM V. I. Mid Cap Core Equity (c)                                             724,309
     AIM V. I. Money Market                                                      2,634,248
     AIM V. I. New Technology                                                      179,055
     AIM V. I. Premier Equity (d)                                                2,514,903

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
     AIM V. I. Aggressive Growth II (e)                                             23,103
     AIM V. I. Balanced II (e)                                                      72,060
     AIM V. I. Basic Value II (e)                                                   72,076
     AIM V. I. Blue Chip II (e)                                                     37,001
     AIM V. I. Capital Appreciation II (e)                                           4,750
     AIM V. I. Capital Development II (e)                                            3,067
     AIM V. I. Core Equity II (e)                                                   26,842
     AIM V. I. Dent Demographics II (e)                                              9,339
     AIM V. I. Diversified Income II (e)                                            49,959
     AIM V. I. Global Utilities II (e)                                              22,108
     AIM V. I. Government Securities II (e)                                      1,820,797
     AIM V. I. Growth II (e)                                                         7,954
     AIM V. I. High Yield II (e)                                                    10,634
     AIM V. I. International Growth II (e)                                           1,910
     AIM V. I. Mid Cap Core Equity II (e)                                           11,240
     AIM V. I. Money Market II (e)                                                 239,962
     AIM V. I. New Technology II (e)                                                    24
     AIM V. I. Premier Equity II (e)                                                10,492

(a) Previously known as AIM V. I. Growth and Income

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Mid Cap Equity

(d) Previously known as AIM V. I. Value

(e) For the period beginning June 3, 2002 and ending December 31, 2002

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4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                               Purchases
                                                                             -------------
Investments in the Delaware Group Premium Fund, Inc. Sub-Accounts:
     Delaware GP Small Cap Value                                             $   1,213,655
     Delaware GP Trend                                                             437,538

Investments in the Dreyfus Socially Responsible Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially Responsible Growth Fund                                       74,890

Investments in the Dreyfus Stock Index Fund Sub-Account:
     Dreyfus Stock Index Fund                                                    3,111,146

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
     VIF Capital Appreciation                                                      469,771
     VIF Growth & Income                                                               100
     VIF Money Market                                                                  101

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
     VIP Contrafund                                                              1,283,550
     VIP Equity-Income                                                           2,481,152
     VIP Growth                                                                  1,886,542
     VIP Growth Opportunities                                                      207,547
     VIP High Income                                                               180,746
     VIP Index 500                                                               1,169,764
     VIP Investment Grade Bond                                                   1,434,608
     VIP Overseas                                                                  501,031

Investments in the Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
     Mutual Shares Securities                                                          471
     Templeton Asset Strategy                                                      238,388
     Templeton Foreign Securities (f)                                              577,222

Investments in the Goldman Sachs Variable Insurance Trust
   Sub-Account:
     VIT CORE Small Cap Equity                                                         100

Investments in the HSBC Variable Insurance Funds Sub-Accounts:
     HSBC VI Cash Management                                                     2,647,620
     HSBC VI Fixed Income                                                        1,253,210
     HSBC VI Growth & Income                                                       842,254

(f) Previously known as Templeton International Securities

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4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                               Purchases
                                                                             -------------
Investments in the MFS Variable Insurance Trust Accounts:
     MFS Bond                                                                $   1,034,737
     MFS Emerging Growth                                                               100
     MFS High Income                                                                84,735
     MFS Investors Trust                                                           439,839
     MFS New Discovery                                                             381,812

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
     Oppenheimer Aggressive Growth                                                 856,095
     Oppenheimer Bond                                                            1,094,050
     Oppenheimer Capital Appreciation                                              604,358
     Oppenheimer Global Securities                                                 375,898
     Oppenheimer High Income                                                       341,041
     Oppenheimer Main Street Growth & Income                                     1,903,819
     Oppenheimer Main Street Small Cap Growth                                      501,150
     Oppenheimer Strategic Bond                                                  1,680,904

Investments in the Putnam Variable Trust Sub-Accounts:
     VT American Government Income                                               7,310,238
     VT Asia Pacific Growth (g)                                                  8,840,844
     VT Capital Appreciation                                                       550,130
     VT Diversified Income                                                       3,069,805
     VT The George Putnam Fund of Boston                                         4,712,677
     VT Global Asset Allocation                                                    704,738
     VT Global Equity (h)                                                       22,070,380
     VT Growth  Opportunities                                                      266,676
     VT Growth and Income                                                        9,458,505
     VT Health Sciences                                                          1,197,340
     VT High Yield                                                               1,569,076
     VT Income                                                                   7,784,041
     VT International Growth                                                    26,904,117
     VT International Growth and Income                                         18,723,590
     VT International New Opportunities                                         20,270,831
     VT Investors                                                                2,157,728
     VT Money Market                                                            98,875,489
     VT New Opportunities                                                        1,158,449
     VT New Value                                                                3,068,251
     VT OTC & Emerging Growth                                                      227,949
     VT Research                                                                 1,791,637
     VT Small Cap Value                                                          2,832,033
     VT Technology (g)                                                             651,941
     VT Utilities Growth and Income                                                759,475
     VT Vista                                                                      697,568
     VT Voyager                                                                  2,898,637
     VT Voyager II                                                                 953,080

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

(h) Previously known as Global Growth

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4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                               Purchases
                                                                             -------------
Investments in the Scudder Variable Series I Sub-Accounts:
     21st Century Growth                                                     $       3,670
     Balanced                                                                        9,612
     Bond                                                                            8,152
     Capital Growth                                                                  3,677
     Global Discovery                                                                3,673
     Growth and Income                                                               9,591
     International                                                                   3,705

Investments in the Scudder Variable Series II Sub-Account:
     Growth                                                                            309

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
     LIT Comstock                                                                  874,659
     LIT Domestic Income (i)                                                       184,853
     LIT Emerging Growth                                                           411,847
     LIT Government (j)                                                            569,722
     LIT Money Market                                                            1,563,535

Investments in the Wells Fargo Variable Trust Sub-Accounts:
     Wells Fargo VT Asset Allocation                                               399,808
     Wells Fargo VT Equity Income                                                  175,204
     Wells Fargo VT Growth                                                         131,559
                                                                             -------------

                                                                             $ 312,133,282
                                                                             =============

(i) On May 1, 2002 LIT Domestic Income Merged into LIT Government

(j) For the Period Beginning May 1, 2002 and Ended December 31, 2002

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5.    FINANCIAL HIGHLIGHTS

      The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Allstate New York, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

      As explained in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

      ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

        * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

        ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to contractholder accounts through the redemption of units.

        *** TOTAL RETURN - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. In the year of launch, returns on new products were annualized to represent the return as if the contractholder was invested in the sub-account for the entire year. Total return is calculated using unrounded accumulation unit values.

            Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                       At December 31,                For the year ended December 31,
                                                    -------------------- -------------------------------------------------------

                                                        Accumulation       Investment           Expense             Total
                                                         Unit Value       Income Ratio*         Ratio**           Return***
                                                    -------------------- ---------------    ---------------   ------------------
Investments in the AIM Variable Insurance Funds
    Sub-Accounts:
      AIM V. I. Aggressive Growth
        2002                                        $   6.12 - $    7.90          0.00 %    1.10 % - 1.70 %   -23.78 %- -23.51 %
        2001                                            8.02 -     10.31          0.00      1.10   - 1.45     -27.13  - -26.88
      AIM V. I. Balanced
        2002                                            6.59 -      8.86          2.72      1.10   - 1.70     -18.30  - -18.01
        2001                                            7.94 -     10.85          2.44      1.10   - 1.45     -12.71  - -12.40
      AIM V. I. Basic Value
        2002                                            7.93 -      8.63          0.00      1.10   - 1.70     -23.27  - -23.00
        2001 (k)                                       11.20 -     11.21          0.21      1.10   - 1.45      12.00  -  12.10
      AIM V. I. Blue Chip
        2002                                            4.90 -      7.37          0.00      1.10   - 1.70     -27.23  - -26.97
        2001                                            6.24 -      6.78          0.02      1.10   - 1.45     -23.66  - -23.39
      AIM V. I. Capital Appreciation
        2002                                            4.32 -     10.57          0.00      1.10   - 1.70     -25.45  - -25.18
        2001                                            5.78 -     14.18          0.00      1.10   - 1.45     -24.39  - -24.12
      AIM V. I. Capital Development
        2002                                            8.14 -      8.81          0.00      1.10   - 1.70     -22.49  - -22.22
        2001                                            9.67 -     11.37          0.00      1.10   - 1.45      -9.42  -  -9.10

(k) For the Period Beginning October 1, 2001 and Ended December 31, 2001

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5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       At December 31,                For the year ended December 31,
                                                    -------------------- -------------------------------------------------------

                                                        Accumulation       Investment           Expense            Total
                                                         Unit Value       Income Ratio*         Ratio**           Return***
                                                    -------------------- ---------------    ---------------   ------------------
Investments in the AIM Variable Insurance Funds
    Sub-Accounts (continued):
      AIM V. I. Core Equity (a)
        2002                                        $   5.19 - $   12.86          0.31 %    1.10 % - 1.70 %   -16.80 %- -16.51 %
        2001                                            6.23 -     15.46          0.05      1.10   - 1.45     -23.95  - -23.68
      AIM V. I. Dent Demographics
        2002                                            3.54 -      6.78          0.00      1.10   - 1.50     -33.18  - -32.94
        2001                                            5.29 -      5.33          0.00      1.10   - 1.45     -32.90  - -32.66
      AIM V. I. Diversified Income
        2002                                            9.94 -     11.89          7.98      1.10   - 1.70       0.82  -   1.18
        2001                                            9.69 -     11.79          7.57      1.10   - 1.45       2.09  -   2.45
      AIM V. I. Global Utilities
        2002                                            5.28 -     10.26          2.84      1.10   - 1.70     -26.61  - -26.35
        2001                                            7.19 -     13.98          1.43      1.10   - 1.45     -28.97  - -28.72
      AIM V. I. Government Securities
        2002                                           10.64 -     13.76          2.40      1.10   - 1.70       8.02  -   8.40
        2001                                           11.31 -     12.74          4.24      1.10   - 1.45       4.87  -   5.24
      AIM V. I. Growth
        2002                                            3.70 -      8.78          0.00      1.10   - 1.70     -31.97  - -31.73
        2001                                            4.92 -     12.90          0.20      1.10   - 1.45     -34.84  - -34.61
      AIM V. I. High Yield
        2002                                            6.91 -      9.17          0.00      1.10   - 1.70      -7.20  -  -6.87
        2001                                            7.44 -      7.84         17.67      1.10   - 1.45      -6.37  -  -6.04
      AIM V. I. International Growth (b)
        2002                                            5.09 -      9.96          0.60      1.10   - 1.70     -16.89  - -16.60
        2001                                            6.11 -     11.98          0.31      1.10   - 1.45     -24.64  - -24.37
      AIM V. I. Mid Cap Core Equity (c)
        2002                                            9.07 -      9.99          0.00      1.10   - 1.70     -12.38  - -12.07
        2001 (k)                                       11.36 -     11.37          0.27      1.10   - 1.45      13.57  -  13.67
      AIM V. I. Money Market
        2002                                           10.69 -     12.20          1.19      1.10   - 1.45      -0.27  -   0.08
        2001                                           10.71 -     12.23          3.29      1.10   - 1.45       2.12  -   2.48
      AIM V. I. New Technology
        2002                                            5.65 -      5.71          0.00      1.10   - 1.70     -45.93  - -45.73
        2001                                           10.45 -     10.52          2.00      1.10   - 1.45     -48.23  - -48.05

(a) Previously known as AIM V. I. Growth and Income

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Mid Cap Equity

(k) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       At December 31,                For the year ended December 31,
                                                    -------------------- -------------------------------------------------------

                                                        Accumulation       Investment           Expense            Total
                                                         Unit Value       Income Ratio*         Ratio**           Return***
                                                    -------------------- ---------------    ---------------   ------------------
Investments in the AIM Variable Insurance Funds
    Sub-Accounts (continued):
     AIM V. I. Premier Equity (d)
        2002                                        $   5.15 - $   11.26          0.31 %    1.10 % - 1.70 %   -31.27 %- -31.02 %
        2001                                            6.98 -     16.38          0.13      1.10   - 1.45     -13.83  - -13.53

Investments in the AIM Variable Insurance Funds
  Series II Sub-Accounts:
      AIM V. I. Aggressive Growth II
        2002 (e)                                        8.04 -      8.04          0.00      1.45   - 1.50     -19.64  - -19.61
      AIM V. I. Balanced II
        2002 (e)                                        8.27 -      8.29          5.05      1.30   - 1.55     -17.34  - -17.14
      AIM V. I. Basic Value II
        2002 (e)                                        7.63 -      7.66          0.00      1.30   - 1.70     -23.66  - -23.35
      AIM V. I. Blue Chip II
        2002 (e)                                        7.70 -      7.72          0.00      1.30   - 1.55     -23.00  - -22.83
      AIM V. I. Capital Appreciation II
        2002 (e)                                        7.42 -      7.45          0.00      1.30   - 1.70     -25.80  - -25.50
      AIM V. I. Capital Development II
        2002 (e)                                        7.72 -      7.73          0.00      1.45   - 1.50     -22.79  - -22.75
      AIM V. I. Core Equity II
        2002 (e)                                        8.29 -      8.31          0.70      1.30   - 1.55     -17.10  - -16.89
      AIM V. I. Dent Demographics II
        2002 (e)                                        6.67 -      6.68          0.00      1.45   - 1.55     -33.31  - -33.24
      AIM V. I. Diversified Income II
        2002 (e)                                       10.00 -     10.02         14.54      1.30   - 1.55      -0.01  -   0.22
      AIM V. I. Global Utilities II
        2002 (e)                                        7.85 -      7.85          7.06      1.50   - 1.50     -21.52  - -21.52
      AIM V. I. Government Securities II
        2002 (e)                                       10.74 -     10.78          2.51      1.30   - 1.70       7.39  -   7.83
      AIM V. I. Growth II
        2002 (e)                                        6.77 -      6.80          0.00      1.30   - 1.70     -32.29  - -32.01
      AIM V. I. High Yield II
        2002 (e)                                        9.28 -      9.29          0.00      1.45   - 1.55      -7.17  -  -7.08
      AIM V. I. International Growth II
        2002 (e)                                        8.28 -      8.30          1.29      1.30   - 1.55     -17.19  - -16.98
      AIM V. I. Mid Cap Core Equity II
        2002 (e)                                        8.74 -      8.76          0.00      1.30   - 1.55     -12.58  - -12.36
      AIM V. I. Money Market II
        2002 (e)                                        9.92 -      9.94          0.27      1.45   - 1.70      -0.81  -  -0.56
      AIM V. I. New Technology II
        2002 (e)                                        5.95 -      5.95          0.00      1.45   - 1.45     -40.48  - -40.48
      AIM V. I. Premier Equity II
        2002 (e)                                        6.84 -      6.85          0.75      1.45   - 1.70     -31.63  - -31.45

(d) Previously known as AIM V. I. Value

(e) For the period beginning June 3, 2002 and ending December 31, 2002

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Delaware Group Premium Fund, Inc.
    Sub-Accounts:
      Delaware VIP GP Small Cap Value
        2002                                            $ 11.93 -  $  11.93          1.36 %    1.25 % - 1.25 %    -6.78 %-  -6.78 %
        2001                                              12.80 -     12.80          0.55      1.25   - 1.25      10.43  -  10.43
      Delaware VIP GP Trend
        2002                                               6.12 -      6.12          0.00      1.25   - 1.25     -20.94  - -20.94
        2001                                               7.75 -      7.75          0.00      1.25   - 1.25     -16.40  - -16.40

Investments in the Dreyfus Socially Responsible
    Growth Fund, Inc. Sub-Account:
      Dreyfus Socially Responsible Growth Fund
        2002                                               4.96 -      4.96          0.24      1.25   - 1.25     -29.84  - -29.84
        2001                                               7.07 -      7.07          0.09      1.25   - 1.25     -23.55  - -23.55

Investments in the Dreyfus Stock Index Fund
    Sub-Account:
      Dreyfus Stock Index Fund
        2002                                               6.25 -      6.25          1.61      1.25   - 1.25     -23.33  - -23.33
        2001                                               8.16 -      8.16          1.24      1.25   - 1.25     -13.28  - -13.28

Investments in the Dreyfus Variable Investment Fund
    Sub-Accounts:
      VIF Capital Appreciation
        2002                                               7.31 -      7.31          1.71      1.25   - 1.25     -17.76  - -17.76
        2001                                               8.89 -      8.89          1.52      1.25   - 1.25     -10.45  - -10.45
      VIF Growth & Income
        2002                                               6.53 -      6.53          2.56      1.25   - 1.25     -34.71  - -34.71
        2001                                                  - -         -          0.00      0.00   - 0.00       0.00  -   0.00
      VIF Money Market
        2002                                              10.43 -     10.43          0.00      1.25   - 1.25       4.27  -   4.27
        2001                                                 -- -        --          0.00      0.00   - 0.00       0.00  -   0.00

Investments in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
      VIP Contrafund
        2002                                               7.29 -      7.72          0.48      1.25   - 1.25     -10.48  - -10.48
        2001                                               8.14 -      8.62          0.30      1.25   - 1.25     -13.35  - -13.35
      VIP Equity-Income
        2002                                               8.32 -      8.32          0.91      1.25   - 1.25     -17.99  - -17.99
        2001                                              10.14 -     10.14          0.24      1.25   - 1.25      -6.15  -  -6.15
      VIP Growth
        2002                                               4.79 -      5.27          0.17      1.25   - 1.25     -30.98  - -30.98
        2001                                               6.93 -      7.63          0.03      1.25   - 1.25     -18.69  - -18.69

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Fidelity Variable Insurance Products
    Fund Sub-Accounts (continued):
      VIP Growth Opportunities
        2002                                            $ 6.10 -   $   6.10          0.78 %    1.25 % - 1.25 %   -22.82 %- -22.82 %
        2001                                              7.90 -       7.90          0.13      1.25   - 1.25     -15.50  - -15.50
      VIP High Income
        2002                                              7.47 -       7.47          6.67      1.25   - 1.25       2.15  -   2.15
        2001                                              7.32 -       7.32          0.05      1.25   - 1.25     -12.84  - -12.84
      VIP Index 500
        2002                                              6.02 -       6.02          0.69      1.25   - 1.25     -23.22  - -23.22
        2001 (l)                                          7.85 -       7.85          0.07      1.25   - 1.25     -21.53  - -21.53
      VIP Investment Grade Bond
        2002                                             12.18 -      12.18          1.43      1.25   - 1.25       8.96  -   8.96
        2001                                             11.18 -      11.18          0.05      1.25   - 1.25       7.10  -   7.10
      VIP Overseas
        2002                                              5.50 -       5.71          0.55      1.25   - 1.25     -21.28  - -21.28
        2001                                              6.98 -       7.25          1.29      1.25   - 1.25     -22.16  - -22.16

Investments in the Franklin Templeton Variable
    Insurance Products Trust Sub-Accounts:
      Mutual Shares Securities
        2002                                              8.99 -       8.99          0.00      1.35   - 1.35     -10.07  - -10.07
        2001                                                -- -         --          0.00      0.00   - 0.00       0.00  -   0.00
      Templeton Asset Strategy
        2002                                              8.77 -       8.77          2.19      1.25   - 1.25      -5.58  -  -5.58
        2001                                              9.29 -       9.29          0.66      1.25   - 1.25     -11.08  - -11.08
      Templeton Foreign Securities (f)
        2002                                              7.02 -       7.02          1.54      1.25   - 1.25     -19.58  - -19.58
        2001                                              8.73 -       8.73          2.23      1.25   - 1.25     -17.05  - -17.05

Investments in the Goldman Sachs Variable Insurance
    Products Trust Sub-Account:
      VIT CORE Small Cap Equity
        2002                                              8.30 -       8.30          0.00      1.25   - 1.25     -17.05  - -17.05
        2001                                                 - -          -          0.00      0.00   - 0.00       0.00  -   0.00

(f) Previously known as Templeton International Securities

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the HSBC Variable Insurance Funds
    Sub-Accounts:
      HSBC VI Cash Management
        2002                                            $ 10.28 -  $  10.28          0.78 %    1.25 % - 1.25 %    -0.44 %-  -0.44 %
        2001                                              10.32 -     10.32          2.45      1.25   - 1.25       1.30  -   1.30
      HSBC VI Fixed Income
        2002                                              11.43 -     11.43          3.01      1.25   - 1.25       8.56  -   8.56
        2001                                              10.53 -     10.53          2.64      1.25   - 1.25       3.09  -   3.09
      HSBC VI Growth & Income
        2002                                               6.17 -      6.17          0.29      1.25   - 1.25     -25.86  - -25.86
        2001                                               8.33 -      8.33          0.45      1.25   - 1.25     -18.16  - -18.16

Investments in the MFS Variable Insurance Trust
    Sub-Accounts:
      MFS Bond
        2002                                              11.99 -     11.99          5.69      1.25   - 1.25       7.56  -   7.56
        2001 (l)                                          11.15 -     11.15          0.91      1.25   - 1.25      11.50  -  11.50
      MFS Emerging Growth
        2002                                               3.48 -      3.48          0.00      1.25   - 1.25     -65.19  - -65.19
        2001                                                 -- -        --          0.00      0.00   - 0.00       0.00  -   0.00
      MFS High Income
        2002                                               9.42 -      9.42          7.80      1.25   - 1.25       1.28  -   1.28
        2001                                               9.30 -      9.30          1.80      1.25   - 1.25       0.79  -   0.79
      MFS Investors Trust
        2002                                               6.30 -      6.30          0.55      1.25   - 1.25     -21.95  - -21.95
        2001                                               8.08 -      8.08          0.05      1.25   - 1.25     -19.22  - -19.22
      MFS New Discovery
        2002                                               5.63 -      5.63          0.00      1.25   - 1.25     -32.49  - -32.49
        2001                                               8.34 -      8.34          0.00      1.25   - 1.25      -6.22  -  -6.22

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.     FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Oppenheimer Variable Account
    Funds Sub-Accounts:
      Oppenheimer Aggressive Growth
        2002                                            $ 3.29 -   $   4.43          0.57 %    1.25 % - 1.25 %   -28.69 %- -28.69 %
        2001                                              6.22 -       6.22          0.54      1.25   - 1.25     -32.13  - -32.13
      Oppenheimer Bond
        2002                                             11.70 -      11.70          6.03      1.25   - 1.25       7.72  -   7.72
        2001 (l)                                         10.86 -      10.86          2.71      1.25   - 1.25       8.57  -   8.57
      Oppenheimer Capital Appreciation
        2002                                              5.58 -       5.58          0.52      1.25   - 1.25     -27.77  - -27.77
        2001                                              7.72 -       7.72          0.04      1.25   - 1.25     -13.68  - -13.68
      Oppenheimer Global Securities
        2002                                              6.43 -       6.43          0.44      1.25   - 1.25     -23.11  - -23.11
        2001                                              8.36 -       8.36          0.03      1.25   - 1.25     -16.37  - -16.37
      Oppenheimer High Income
        2002                                              9.18 -       9.18          8.89      1.25   - 1.25      -3.61  -  -3.61
        2001 (l)                                          9.52 -       9.52          0.01      1.25   - 1.25      -4.80  -  -4.80
      Oppenheimer Main Street Growth & Income
        2002                                              6.25 -       8.66          0.59      1.25   - 1.35     -19.81  - -19.81
        2001                                              8.23 -       8.23          0.37      1.25   - 1.25     -11.29  - -11.29
      Oppenheimer Main Street Small Cap Growth
        2002                                              7.15 -       7.15          0.00      1.25   - 1.25     -16.80  - -16.80
        2001                                              8.59 -       8.59          0.00      1.25   - 1.25      -1.61  -  -1.61
      Oppenheimer Strategic Bond
        2002                                             10.41 -      11.34          5.59      1.25   - 1.35       6.10  -   6.10
        2001                                             10.68 -      10.68          2.27      1.25   - 1.25       3.53  -   3.53

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.     FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Putnam Variable Trust Sub-Accounts:
      VT American Government Income
        2002                                            $ 12.06 -  $  12.57          1.88 %    1.25 % - 1.65 %     7.12 %-   7.51 %
        2001                                              11.42 -     11.69          0.00      1.25   - 1.60       4.93  -   5.21
      VT Asia Pacific
        2002 (g)                                            N/A -       N/A          0.00      1.25   - 1.25        N/A  -    N/A
        2001                                               7.19 -      7.19          0.00      1.25   - 1.25     -24.96  - -24.96
      VT Capital Appreciation
        2002                                               5.90 -      5.95          0.13      1.25   - 1.65     -23.59  - -23.32
        2001                                               7.73 -      7.76          0.00      1.25   - 1.60     -15.27  - -14.99
      VT Diversified Income
        2002                                              10.37 -     10.52          8.27      1.25   - 1.65       4.21  -   4.58
        2001                                               9.51 -      9.95          6.22      1.25   - 1.60       1.93  -   2.21
      VT The George Putnam Fund of Boston
        2002                                               9.00 -     10.21          2.24      1.25   - 1.65     -10.21  -  -9.89
        2001                                               9.46 -     11.37          1.90      1.25   - 1.60      -1.09  -  -0.81
      VT Global Asset Allocation
        2002                                               7.51 -      7.84          1.94      1.25   - 1.65     -13.92  - -13.61
        2001                                               8.73 -      9.08          0.73      1.25   - 1.60      -9.94  -  -9.66
      VT Global Equity (h)
        2002                                               3.75 -      5.78          0.06      1.25   - 1.65     -23.64  - -23.37
        2001                                               4.90 -      7.54          0.00      1.25   - 1.60     -30.93  - -30.65
      VT Growth Opportunities
        2002                                               3.47 -      3.48          0.00      1.25   - 1.60     -30.62  - -30.37
        2001                                               4.45 -      5.01          0.00      1.25   - 1.60     -33.23  - -32.95
      VT Growth and Income
        2002                                               7.23 -      8.67          1.54      1.25   - 1.65     -20.33  - -20.00
        2001                                               8.48 -     10.87          1.33      1.25   - 1.65      -7.89  -  -7.57
      VT Health Sciences
        2002                                               7.44 -      9.07          0.00      1.25   - 1.65     -21.62  - -21.34
        2001                                               9.49 -     11.53          0.00      1.25   - 1.60     -21.04  - -20.76
      VT High Yield
        2002                                               8.91 -      9.11         12.16      1.25   - 1.65      -2.31  -  -1.97
        2001                                               8.79 -      9.19         10.36      1.25   - 1.60       2.07  -   2.35
      VT Income
        2002                                              11.67 -     11.88          4.57      1.25   - 1.65       6.16  -   6.54
        2001                                              10.46 -     11.12          3.96      1.25   - 1.60       5.67  -   5.95
      VT International Growth
        2002                                               5.56 -      8.21          0.76      1.25   - 1.65     -19.03  - -18.70
        2001                                               6.86 -     10.10          0.26      1.25   - 1.65     -21.93  - -21.61
      VT International Growth and Income
        2002                                               6.60 -      7.31          0.46      1.25   - 1.65     -15.15  - -14.85
        2001                                               8.14  -     8.58          0.92      1.25   - 1.60     -22.08  - -21.80

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

(h) Previously known as Global Growth

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Putnam Variable Trust Sub-Accounts
   (continued):
      VT International New Opportunities
        2002                                            $ 3.37 -   $   6.60          0.54 %    1.25 % - 1.65 %   -15.02 %- -14.71 %
        2001                                              3.97 -       7.74          0.00      1.25   - 1.60     -29.85  - -29.57
      VT Investors
        2002                                              4.63 -       5.46          0.16      1.25   - 1.65     -25.09  - -24.83
        2001                                              6.36 -       7.26          0.00      1.25   - 1.60     -26.00  - -25.72
      VT Money Market
        2002                                             10.45 -      10.95          1.40      1.25   - 1.65      -0.43  -  -0.07
        2001                                             10.45 -      10.96          3.58      1.25   - 1.60       2.19  -   2.47
      VT New Opportunities
        2002                                              3.20 -       5.41          0.00      1.25   - 1.65     -31.63  - -31.38
        2001                                              4.68 -       7.89          0.00      1.25   - 1.60     -31.30  - -31.02
      VT New Value
        2002                                              9.04 -      11.29          0.89      1.25   - 1.65     -16.96  - -16.66
        2001                                             10.20 -      13.59          0.51      1.25   - 1.60       1.74  -   2.02
      VT OTC & Emerging Growth
        2002                                              1.46 -       3.44          0.00      1.25   - 1.65     -33.31  - -33.07
        2001                                              2.19 -       5.14          0.00      1.25   - 1.60     -46.66  - -46.38
      VT Research
        2002                                              5.85 -       6.91          0.56      1.25   - 1.65     -23.45  - -23.18
        2001                                              8.24 -       9.00          0.25      1.25   - 1.60     -20.14  - -19.86
      VT Small Cap Value
        2002                                             10.78 -      11.92          0.21      1.25   - 1.65     -19.62  - -19.29
        2001                                             13.41 -      14.77          0.01      1.25   - 1.65      16.33  -  16.65
      VT Technology
        2002 (g)                                            -- -         --          0.00      0.00   - 0.00       0.00  -   0.00
        2001                                              3.13 -       3.57          0.00      1.25   - 1.60     -40.22  - -39.94
      VT Utilities Growth and Income
        2002                                              6.39 -       6.79          3.51      1.25   - 1.65     -25.30  - -25.04
        2001                                              8.39 -       9.10          2.57      1.25   - 1.60     -23.58  - -23.30
      VT Vista
        2002                                              3.78 -       6.00          0.00      1.25   - 1.65     -31.71  - -31.47
        2001                                              5.56 -       8.76          0.00      1.25   - 1.60     -34.62  - -34.34
      VT Voyager
        2002                                              4.43 -       6.56          0.65      1.25   - 1.65     -27.75  - -27.45
        2001                                              6.12 -       9.05          1.11      1.25   - 1.65     -23.71  - -23.39
      VT Voyager II
        2002                                              3.44 -       3.48          0.00      1.25   - 1.65     -30.71  - -30.46
        2001                                              4.98 -       5.00          0.00      1.25   - 1.60     -31.93  - -31.65

(g) For the Period Beginning January 1, 2002 and Ended October 11, 2002

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Scudder Variable Series I
    Sub-Accounts:
      21st Century Growth
        2002                                            $ 6.00 -   $   6.02          0.00 %    0.70 % - 0.80 %   -41.72 %- -41.66 %
        2001                                             10.30 -      10.32          0.00      0.70   - 0.80     -23.77  - -23.63
      Balanced
        2002                                              9.27 -       9.27          1.12      0.80   - 0.80     -15.75  - -15.75
        2001                                             11.01 -      11.01          0.00      0.80   - 0.80      10.05  -  10.05
      Bond
        2002                                             12.06 -      12.11          4.08      0.70   - 0.80       6.79  -   6.90
        2001                                             11.30 -      11.33          4.42      0.70   - 0.80      12.97  -  13.32
      Capital Growth
        2002                                              7.22 -       7.22          0.14      0.80   - 0.80     -29.75  - -29.75
        2001                                             10.27 -      10.27          0.00      0.80   - 0.80       2.72  -   2.72
      Global Discovery
        2002                                              9.98 -       9.98          0.00      0.80   - 0.80     -20.53  - -20.53
        2001                                             12.56 -      12.56          0.00      0.80   - 0.80      25.57  -  25.57
      Growth and Income
        2002                                              6.89 -       6.92          0.58      0.70   - 0.80     -23.74  - -23.66
        2001                                              9.03 -       9.06          1.42      0.70   - 0.80      -9.65  -  -9.37
      International
        2002                                              6.86 -       6.89          0.62      0.70   - 0.80     -19.02  - -18.94
        2001                                              8.47 -       8.50          0.67      0.70   - 0.80     -15.26  - -14.99
      Money Market
        2002                                                -- -         --          0.00      0.00   - 0.00       0.00  -   0.00
        2001                                             11.39 -      11.39          2.07      0.70   - 0.70       3.18  -   3.18

Investments in the Scudder Variable Series II
    Sub-Account:
      Growth
        2002                                              5.89 -       5.91          0.00      0.70   - 0.80     -29.90  - -29.90
        2001 (m)                                          8.41 -       8.44          0.00      0.70   - 0.80     -23.86  - -23.80

(m) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable
    Series II

--------------------------------------------------------------------------------

5.     FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,               For the year ended December 31,
                                                        ------------------- -------------------------------------------------------

                                                            Accumulation       Investment           Expense            Total
                                                             Unit Value       Income Ratio*         Ratio**           Return***
                                                        ------------------- ---------------    ---------------   ------------------
Investments in the Van Kampen Life Investment Trust
    Sub-Accounts:
      LIT Comstock
        2002                                            $ 8.89 -   $   8.89          0.57 %    1.25 % - 1.25 %   -20.26 %- -20.26 %
        2001                                             11.15 -      11.15          0.00      1.25   - 1.25      -3.68  -  -3.68
      LIT Domestic Income
        2002 (i)                                            -- -         --         33.91      0.00   - 0.00       0.00  -   0.00
        2001 (l)                                         11.24 -      11.24          0.07      1.25   - 1.25      12.37  -  12.37
      LIT Emerging Growth
        2002                                              3.37 -       3.37          0.35      1.25   - 1.25     -33.33  - -33.33
        2001                                              5.05 -       5.05          0.05      1.25   - 1.25     -32.35  - -32.35
      LIT Government
        2002 (j)                                         10.64 -      10.64          0.00      1.25   - 1.25       6.42  -   6.42
      LIT Money Market
        2002                                             10.38 -      10.38          1.16      1.25   - 1.25      -0.05  -  -0.05
        2001 (l)                                         10.38 -      10.38          2.60      1.25   - 1.25       3.81  -   3.81

Investments in the Wells Fargo Variable Trust
    Sub-Accounts:
      Wells Fargo VT Asset Allocation
        2002                                              7.92 -       7.92          2.40      1.25   - 1.25     -13.94  - -13.94
        2001                                              9.20 -       9.20          1.68      1.25   - 1.25      -8.13  -  -8.13
      Wells Fargo VT Equity Income
        2002                                              7.77 -       7.77          1.93      1.25   - 1.25     -20.27  - -20.27
        2001                                              9.74 -       9.74          1.56      1.25   - 1.25      -6.60  -  -6.60
      Wells Fargo VT Growth
        2002                                              5.29 -       5.29          0.10      1.25   - 1.25     -26.77  - -26.77
        2001                                              7.22 -       7.22          0.02      1.25   - 1.25     -20.22  - -20.22

(i) On May 1, 2002 LIT Domestic Income Merged into LIT Government

(j) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(l) For the Period Beginning May 1, 2001 and Ended December 31, 2001

                                     PART C
                                OTHER INFORMATION


24A. FINANCIAL STATEMENTS

Allstate Life Insurance Company of New York Financial Statements and Financial Statement Schedules and Allstate Life of New York Separate Account A Financial Statements are included in Part B of this Registration Statement.

24B. EXHIBITS

Unless otherwise indicated, the following exhibits, which correspond to those required by Item 24(b) of Form N-4, are filed herewith:

(1) Form of Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Form N-4 Registration Statement (File No. 033-65381) dated April 30, 1999.)

(2) Not Applicable

(3) (a) Form of Underwriting Agreement among Allstate Life Insurance Company of New York and Allstate Life Financial Services, Inc. (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

(4) (a) Form of Contract for the "Allstate Custom Portfolio", "Allstate Provider", or "SelectDirections" Variable Annuity, a group flexible premium deferred variable annuity contract (Previously filed in Pre-Effective Amendment No.1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

     (b) Form of Amendatory Endorsement to Add Dollar Cost Averaging Fixed Accounts to the "Allstate Custom Portfolio", "Allstate Provider", or "SelectDirections" Variable Annuity, a group flexible premium deferred variable annuity contract. (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 20, 2001

     (c) Form of Amendatory Endorsement for Transfer Limitations under the "Allstate Custom Portfolio", "Allstate Provider", or "SelectDirections" Variable Annuity, a group flexible premium deferred variable annuity contract. (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 20, 2001

     (c) Form of Death Benefit Endorsement filed herewith

(5) (a) Form of Application for Allstate Custom Portfolio Variable Annuity (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

     (b) Form of Application for Allstate Provider Variable Annuity (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000).

     (c) Form of Application for SelectDirections Variable Annuity (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000).

(6) (a) Restated Certificate of Incorporation of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 2000 and incorporated herein by reference.)

     (b) Amended By-laws of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 2000 and incorporated herein by reference.)

(7)  Not applicable

(8) (a) Form of Participation Agreement among Allstate Life Insurance Company of New York, AIM Variable Insurance Funds, Inc., and AIM Distributors, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 033-65381) dated September 20, 1996.)

     (b) Participation Agreement among Allstate Life Insurance Company of New York, Delaware Group Premium Fund, Inc. and Delaware Investments (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

     (c) Form of Participation Agreement among Allstate Life Insurance Company of New York, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (D/B/A Dreyfus Stock Index Fund), and Dreyfus Investment Portfolios (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (d) Form of Participation Agreement among Allstate Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (e) Form of Participation Agreement among Glenbrook Life and Annuity Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement of Glenbrook Life and Annuity Company Variable Annuity Account (File No. 033-91914) dated December 14, 1998.)

     (f) Form of Amendment to Participation Agreement among Glenbrook Life and Annuity Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., adding Allstate Life Insurance Company of New York as a party to the Agreement (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (g) Form of Participation Agreement among Allstate Life Insurance Company of New York, Variable Insurance Funds and HSBC Asset Management (Americas) Inc. (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (h) Form of Participation Agreement among Allstate Life Insurance Company of New York, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (i) Form of Participation Agreement among Allstate Life Insurance Company of New York, Wells Fargo Variable Trust and Stephens Inc. (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (j) Form of Participation Agreement among Allstate Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management and Goldman Sachs Asset Management International (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000).

     (k) Form of Participation Agreement among Allstate Life Insurance Company of New York, Massachusetts Financial Services Company and MFS Variable Insurance Trust (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000).

     (l) Form of Participation Agreement among Allstate Life Insurance Company of New York, The Universal Institutional Fund, Inc., Morgan Stanley Asset Management, Inc., and Miller Anderson & Sherrerd, L.L.P. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement of Allstate Life of New York Variable Annuity Account II (File No. 033-35445) dated May 1, 2000.)

     (m) Form of Participation Agreement among Allstate Life Insurance Company of New York, Van Kampen Life Investment Trust, Van Kampen Funds Inc. and Van Kampen Asset Management Inc (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000).

(9) (a) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York (Previously filed in the initial filing of this Registration Statement (File No. 333-94785) dated January 14, 2000.)

     (b) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000).

(10) (a) Consent of Independent Auditors' filed herewith.

     (b) Consent of Jorden Burt LLP filed herewith.

(11) Not applicable

(12) Not applicable

(13) (a) Schedule of Computation of Performance Quotations for Allstate Custom Portfolio Variable Annuity (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

     (b) Schedule of Computation of Performance Quotations for Allstate Custom Portfolio Variable Annuity (adjusted historical total returns) (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (c) Schedule of Computation of Performance Quotations for Variable Sub-Accounts offered under the contracts marketed as Allstate Provider Variable Annuity and SelectDirections Variable Annuity (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000).

    (d) Schedule of Computation of Performance Quotations filed herewith.

(14) Not applicable

(99) (a) Powers of Attorney for Michael J. Velotta, Marcia D. Alazraki, Cleveland Johnson, Jr., and John R. Raben, Jr., (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Form N-4 Registration Statement (File Number 033-65381) dated April 30, 1999.)

     (b) Powers of Attorney for Samuel L. Pilch (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File Number 033-65381) dated November 12, 1999.)

     (c) Powers of Attorney for Vincent A. Fusco (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

     (d) Powers of Attorney for Margaret G. Dyer, Marla G. Friedman, John C. Lounds, J. Kevin McCarthy, Kenneth R. O'Brien, and Patricia W. Wilson (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000).

     (e) Power of Attorney for Steven E. Shebik (Previously filed in Post-Effective Amendment No. 3 to this registration statement (File No. 333-94785) dated April 24, 2002).

    (f) Powers of Attorney for Phyllis Hill Slater and Casey J. Sylla filed herewith

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Marcia D. Alazraki                  Director
Margaret G. Dyer                    Director and Vice President
Marla G. Friedman                   Director and Vice President
Vincent A. Fusco                    Director and Chief Operations Officer
Cleveland Johnson, Jr.              Director
John C. Lounds                      Director and Vice President
J. Kevin McCarthy                   Director and Vice President
Kenneth R. O'Brien                  Director
John R. Raben, Jr.                  Director
Steven E. Shebik                    Director, Vice President and Chief Financial Officer
Phyllis Hill Slater                 Director
Casey J. Sylla                      Director, Chairman of the Board, and President
Michael J. Velotta                  Director, Vice President, General Counsel and Secretary
Patricia W. Wilson                  Director and Assistant Vice President
Eric A. Simonson                    Senior Vice President and Chief Investment Officer
Samuel H. Pilch                     Group Vice President and Controller
Karen C. Gardner                    Vice President
John R. Hunter                      Vice President
Michael J. Roche                    Vice President
J. Eric Smith                       Vice President
James P. Zils                       Treasurer
Fred Amos                           Chief Administrative Officer
Robert L. Park                      Assistant Vice President and Chief Compliance Officer
D. Steven Boger                     Assistant Vice President
Mark Cloghessey                     Assistant Vice President
Patricia A. Coffey                  Assistant Vice President
Errol Cramer                        Assistant Vice President and Appointed Actuary
Joanne M. Derrig                    Assistant Vice President and Chief Privacy Officer
Dorothy E. Even                     Assistant Vice President
Douglas F. Gaer                     Assistant Vice President
Judith P. Greffin                   Assistant Vice President
Carol L. Kiel                       Assistant Vice President
Charles D. Mires                    Assistant Vice President
Barry S. Paul                       Assistant Vice President and Assistant Treasurer
Joseph P. Rath                      Assistant Vice President, Assistant General Counsel and Assistant Secretary
Charles Salisbury                   Assistant Vice President
Timothy N. VanderPas                Assistant Vice President
David A. Walsh                      Assistant Vice President
Richard Zaharias                    Assistant Vice President
Doris J. Bryant                     Assistant Secretary
Paul N. Kierig                      Assistant Secretary
Susan L. Lees                       Assistant Secretary
Mary J. McGinn                      Assistant Secretary
Lynn Ambrosy                        Assistant Treasurer
Roberta S. Asher                    Assistant Treasurer
Ralph A. Bergholtz                  Assistant Treasurer
Mark A. Bishop                      Assistant Treasurer
Robert B. Bodett                    Assistant Treasurer
Barbara S. Brown                    Assistant Treasurer
John Carbone                        Assistant Treasurer
Rhonda Hoops                        Assistant Treasurer
Peter S. Horos                      Assistant Treasurer
Thomas C. Jensen                    Assistant Treasurer
James B. Kearns                     Assistant Treasurer
David L. Kocourek                   Assistant Treasurer
Dennis Kracik                       Assistant Treasurer
Daniel C. Leimbach                  Assistant Treasurer
Beth K. Marder                      Assistant Treasurer
Jeffrey A. Mazer                    Assistant Treasurer
William R. Schmidt                  Assistant Treasurer
Stephen J. Stone                    Assistant Treasurer
Heather VanGrevenhof                Assistant Treasurer
Louise J. Walton                    Assistant Treasurer
Jerry D. Zinkula                    Assistant Treasurer

*The principal business address of Mr. Fusco is One Allstate Drive, P.O. Box 9095, Farmingville, New York 11738. The principal business address of Ms. Alazraki is 1675 Broadway, New York, New York, 10019. The principal business address of Mr. Johnson is 47 Doral Lane, Bay Shore, New York 11706. The principal business address of Mr. O'Brien is 165 E. Loines Avenue, Merrick, New York 11566. The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260. The principal business address of Ms. Slater is 14 Bond Street, Suite 410, Great Neck Long Island, New York 11021. The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on March 28, 2003 (File No. 1-11840).


27. NUMBER OF CONTRACT OWNERS

Allstate Custom Portfolio Variable Annuity:

As of January 31, 2003, there were 861 non-qualified contracts and 1,001 qualified contracts.

Allstate Provider Variable Annuity:

As of January 31, 2003 there were 0 non-qualified contracts and 1 qualified contract.

SelectDirections Variable Annuity:

As of January 31, 2003, there were 145 non-qualified contracts and 298 qualified contracts.

28. INDEMNIFICATION

The by-laws of both Allstate Life Insurance Company of New York (Depositor) and ALFS, Inc. (Distributor), provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

(a) The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

Allstate Assurance Company Separate Account B
Allstate Financial Advisors Separate Account I
Allstate Life Insurance Company Separate Account A
Allstate Life Variable Life Separate Account A
Allstate Life of New York Separate Account A
Allstate Life of New York Variable Life Separate Account A
Charter National Variable Annuity Account
Charter National Variable Account
Glenbrook Life and Annuity Company Separate Account A
Glenbrook Life and Annuity Company Variable Annuity Account
Glenbrook Life and Annuity Variable Account
Glenbrook Life Discover Variable Account A
Glenbrook Life Variable Life Separate Account A
Glenbrook Life Multi-Manager Variable Account
Glenbrook Life Scudder Variable Account A
Glenbrook Life AIM Variable Separate Account A
Intramerica Variable Annuity Account
Lincoln Benefit Life Variable Annuity Account
Lincoln Benefit Life Variable Account


(b) The directors and officers of the principal underwriter are:

Name and Principal Business                 Positions and Officers
Address* of Each Such Person                with Underwriter

John R. Hunter                              Director, President and Chief Executive Officer
Casey J. Sylla                              Director
Michael J. Velotta                          Director and Secretary
Marion Goll                                 Vice President, Treasurer and Financial Operations
                                            Principal
Brent H. Hamann                             Vice President
Andrea J. Schur                             Vice President
Lisa A. Burnell                             Assistant Vice President and Compliance Officer
Joanne M. Derrig                            Assistant Vice President and Chief Privacy Officer
Joseph P. Rath                              Assistant Vice President, Assistant General Counsel and Assistant Secretary
William F. Emmons                           Assistant Secretary
Susan L. Lees                               Assistant Secretary
Barry S. Paul                               Assistant Treasurer
James P. Zils                               Assistant Treasurer
Mary Claire Sheehy                          Chief Operations Officer


The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(c) Compensation of ALFS, Inc.

None

30. LOCATION OF ACCOUNTS AND RECORDS

Effective May 15, 2003, the Depositor, Allstate Life Insurance Company of New York, will be located at 100 Motor Parkway, Hauppauge, New York 11788-5107.

The Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


31. MANAGEMENT SERVICES None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number (1-800-692-4682) that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate Life Insurance Company of New York represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

34. REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company of New York represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company of New York under the Contracts. Allstate Life Insurance Company of New York bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company of New York to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the 1st day of April, 2003.


                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                 BY: ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                   (DEPOSITOR)



                           By: /s/ MICHAEL J. VELOTTA
                        ---------------------------------
                               Michael J. Velotta
                          Vice President, Secretary and
                                 General Counsel


As required by the Securities Act of 1933, this Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 1st day of April, 2003.


*/MARCIA D. ALAZARAKI                          Director
----------------------------------
Marcia D. Alazaraki

*/MARGARET G. DYER                             Director and Vice President
---------------------------
Margaret G. Dyer

*/MARLA G. FRIEDMAN                            Director and Vice President
--------------------------------
Marla G. Friedman

*/VINCENT A. FUSCO                             Director and Chief Operations Officer
- -------------------------
Vincent A. Fusco

*/CLEVELAND JOHNSON, JR.                       Director
--------------------------------
Cleveland Johnson, Jr.

*/JOHN C. LOUNDS                               Director and Vice President
--------------------------------
John C. Lounds

*/J. KEVIN MCCARTHY                            Director and Vice President
---------------------------------
J. Kevin McCarthy

*/KENNETH R. O'BRIEN                           Director
---------------------------------
Kenneth R. O'Brien

*/SAMUEL H. PILCH                              Controller and Group Vice President
----------------------------------                 (Principal Accounting Officer)
Samuel H. Pilch


*/JOHN R. RABEN, JR.                           Director
-----------------------------------
John R. Raben, Jr.

*/STEVEN E. SHEBIK                            Director, Vice President and Chief Financial Officer
----------------------------------                  (Principal Financial Officer)
Steven E. Shebik

*/PHYLLIS HILL SLATER                         Director
----------------------------------
Phyllis Hill Slater

*/CASEY J. SYLLA                              Director, Chairman of the Board and President
-------------------------------                     (Principal Executive Officer)
Casey J. Sylla

/s/MICHAEL J. VELOTTA                         Director, Vice President, General Counsel and
---------------------------                             Secretary
Michael J. Velotta

*/PATRICIA W. WILSON                          Director and Assistant Vice President
------------------------------
Patricia W. Wilson


*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.

                                    EXHIBIT LIST

Exhibit                Description

(4)(c)                 Form of Death Benefit Endorsement

(10)(a)                Consent of Independent Auditors'

(10)(b)                Consent of Jorden Burt LLP

(13)(d)                Schedule of Computation of Performance Quotations

(99)(f)                Powers of Attorney for Phyllis Hill Slater
                        and Casey J. Sylla